UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21213

Nuveen AMT-Free Quality Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

nuveen
A TIAA Company

Closed-End Funds

30 April 2019

Nuveen Municipal Closed-End Funds

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares or, if you are a direct investor, by enrolling at www.nuveen.com/e-reports.

You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary or, if you are a direct investor, (i) by calling 800-257-8787 and selecting option #2 or (ii) by logging into your Investor Center account at www.computershare.com/investor and clicking on "Communication Preferences." Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary or, if you are a direct investor, to all your directly held Nuveen Funds and any other directly held funds within the same group of related investment companies.

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Table of Contents

Chairman’s Letter to Shareholders	4

Portfolio Manager’s Comments	5

Fund Leverage	7

Common Share Information	9

Risk Considerations	11

Performance Overview and Holding Summaries	12

Portfolios of Investments	16

Statement of Assets and Liabilities	103

Statement of Operations	104

Statement of Changes in Net Assets	105

Statement of Cash Flows	106

Financial Highlights	108

Notes to Financial Statements	111

Additional Fund Information	125

Glossary of Terms Used in this Report	126

Reinvest Automatically, Easily and Conveniently	128

Chairman’s Letter
to Shareholders
Dear Shareholders,
The worries weighing on markets at the end of 2018 appeared to dissipate in early 2019 as positive economic and corporate earnings news, more dovish signals from central banks and trade progress boosted investor confidence. However, political noise and trade disputes have resurfaced in the headlines more recently, knocking stock market indexes off their recent highs and rallying U.S. Treasury bonds and other safe-haven assets. Investors are concerned that increased tariffs and a protracted stalemate between the U.S. and China, Mexico and other trading partners could dampen business and consumer sentiment, weakening spending and potentially impacting the global economy. Additionally, political uncertainty and the risk of policy error appear elevated. In the U.S. in particular, low interest rate levels and the widening federal deficit have constrained the available policy tools for countering recessionary pressures. As the current U.S. economic expansion reaches the 10-year mark this summer, it’s important to note that economic expansions don’t die of old age, but mature economic cycles can be more vulnerable to an exogenous shock.
Until a clearer picture on trade emerges, more bouts of market turbulence are likely in the meantime. While the downside risks warrant careful monitoring, we believe the likelihood of a near-term recession remains low. Global economic growth is moderating, with demand driven by the historically low unemployment in the U.S., Japan and across Europe. Central banks across the developed world continue to emphasize their readiness to adjust policy, and China’s authorities remain committed to keeping economic growth rates steady with fiscal and monetary policy.
The opportunity set may be narrower, but there is still scope for gains in this environment. Patience and maintaining perspective can help you weather periodic market volatility. We encourage you to work with your financial advisor to assess short-term market movements in the context of your time horizon, risk tolerance and investment goals. On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Sincerely,
Terence J. Toth
Chairman of the Board
June 24, 2019

Portfolio Manager’s Comments

Nuveen Quality Municipal Income Fund (NAD)
Nuveen AMT-Free Quality Municipal Income Fund (NEA)
These Funds feature portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen, LLC. Portfolio manager Christopher L. Drahn, CFA, reviews key investment strategies and the six-month performance of these two national Funds.
During May 2019 (subsequent to the close of this reporting period), the Board of Trustees approved the merger of the Nuveen Texas Quality Municipal Income Fund (NTX) into the acquiring Fund, the Nuveen Quality Municipal Income Fund (NAD) and the Nuveen North Carolina Quality Municipal Income Fund (NNC) into the acquiring Fund the Nuveen AMT-Free Quality Municipal Income Fund (NEA). In order for each reorganization to occur, it must be approved by shareholders.
What key strategies were used to manage these Funds during the six-month reporting period ended April 30, 2019?
During the six-month reporting period, a significant decline in interest rates along with a tailwind from technical supply-demand conditions drove strong performance in municipal bonds. After raising its benchmark interest rate in December 2018, the Federal Reserve (Fed) subsequently adopted a more dovish tone and downgraded its economic forecast. As markets repriced the possibility of no rate hikes (or a potential rate cut) in 2019, U.S. Treasury yields declined and municipal market yields fell even further. Demand for municipal bonds rose, shifting municipal bond fund flows from outflows at the end of 2018 to exceptionally strong inflows in the first four months of 2019. Renewed interest in the tax advantages of municipal bond investments also boosted demand in the new year. Under the new tax laws, some taxpayers had smaller refunds or larger tax bills than they expected, particularly in high tax states. However, supply has not kept pace with the elevated demand, as issuance volumes remain lower. The tight supply-demand conditions further supported municipal bond prices in this reporting period.
Our trading activity continued to focus on pursuing the Funds’ investment objectives. We remained comfortable with the Funds’ broad positioning, maintaining overweight allocations to lower investment grade credits (and corresponding underweights to high grade bonds). Health care and transportation remained the Funds’ largest sector weights. NAD marginally added to alternative minimum tax (AMT) transportation sector bonds during the reporting period, which continued to offer reasonable incremental yield. (NEA does not invest in AMT bonds.) NAD also bought bonds of the newly named Virgin Trains USA Passenger Project, increasing its net exposure to the project after the old Brightline Passenger Rail Project Bonds were called. The Florida rail system is the country’s first privately owned and operated high-speed train, which currently connects Miami, Ft. Lauderdale and West Palm Beach and plans to add Orlando.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s Group (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc. (Fitch). Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings, while BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Portfolio Manager’s Comments (continued)
To fund new purchases, we frequently used the proceeds from called or maturing bonds. Additionally, both NAD and NEA also took advantage of prevailing market conditions late in 2018, when interest rates were rising, to sell bonds with lower book yields and reinvest the proceeds into long-term bonds offering higher yield levels. These one-for-one transactions capitalized on the tax loss (which can be used to offset future taxable gains) and helped boost the Funds’ income distribution capabilities.
As of April 30, 2019, the Funds continued to use inverse floating rate securities. We employ inverse floaters for a variety of reasons, including duration management and income and total return enhancement.
How did the Funds perform during the six-month reporting period ended April 30, 2019?
The tables in each Fund's Performance Overview and Holding Summaries section of this report provide the Funds’ total returns for the six-month, one-year, five-year and ten-year periods ended April 30, 2019. Each Fund's total returns at net asset value (NAV) are compared with the performance of a corresponding market index.
For the six months ended April 30, 2019, the total returns on common share NAV for the two Funds outperformed the returns for the national S&P Municipal Bond Index and the secondary benchmark, composed of 80% S&P Municipal Bond Investment Grade Index and 20% S&P Municipal Bond High Yield Index.
Yield curve and duration positioning was the main driver of the Funds’ outperformance in this reporting period. Both Funds benefited from an overweight to longer duration bonds, which were the best performing segment, and an underweight to shorter duration bonds, which underperformed.
Credit rating and sector allocations had an overall neutral impact on relative performance in this reporting period. The weak performance of the tobacco sector, and by extension the single B ratings category (which is dominated by tobacco settlement bonds), was a small detractor for both Funds. The Funds’ overweight allocations to pre-refunded bonds, which lagged along with other shorter-dated, high quality bonds, had a slightly negative impact. NAD and NEA also held underweight allocations to Puerto Rico bonds, which was a drag on relative returns as Puerto Rico bonds performed well amid progress on the Commonwealth’s debt restructuring.
In addition, the use of regulatory leverage was an important factor affecting performance of the Funds. Leverage is discussed in more detail later in the Fund Leverage section of this report.
An Update on FirstEnergy Solutions Corp.
FirstEnergy Solutions Corp. and all of its subsidiaries filed for protection under Chapter 11 of the U.S. Bankruptcy Code on April 1, 2018. FirstEnergy Solutions and its subsidiaries specialize in coal and nuclear energy production. It is one of the main energy producers in the state of Ohio and a major energy provider in Pennsylvania. Because of the challenging market environment for nuclear and coal power in the face of inexpensive natural gas, FirstEnergy Corp., FirstEnergy Solution's parent announced in late 2016 that it would begin a strategic review of its generation assets. FirstEnergy Solutions is a unique corporate issuer in that the majority of its debt was issued in the municipal market to finance pollution control and waste disposal for its coal and nuclear plants. A substantial amount of bondholders, of which Nuveen Funds are included, entered into an “Agreement in Principal” with FirstEnergy Corp., to resolve potential claims that bondholders may have against FirstEnergy Corp. The agreement is subject to the approval of the FirstEnergy Corp. board of directors, FirstEnergy Solutions and the bankruptcy court.
In terms of FirstEnergy holdings, shareholders should note that NEA had no exposure to FirstEnergy, while NAD had 0.06% and it should be noted that this exposure is senior lien secured and had a negligible effect on relative performance.

Fund Leverage
IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE
One important factor impacting the returns of the Funds’ common shares relative to their comparative benchmarks was the Funds’ use of leverage through their issuance of preferred shares and/or investments in inverse floating rate securities, which represent leveraged investments in underlying bonds. The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income, particularly in the recent market environment where short-term market rates are at or near historical lows, meaning that the short-term rates the Fund has been paying on its leveraging instruments in recent years have been much lower than the interest the Fund has been earning on its portfolio of long-term bonds that it has bought with the proceeds of that leverage.
However, use of leverage can expose Fund common shares to additional price volatility. When a Fund uses leverage, the Fund common shares will experience a greater increase in their net asset value if the municipal bonds acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the bonds acquired through leverage decline in value, which will make the shares’ net asset value more volatile, and total return performance more variable, over time.
In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. Over the last few quarters, short-term interest rates have indeed increased from their extended lows after the 2007-09 financial crisis. This increase has reduced common share net income, and also reduced potential for long-term total returns. Nevertheless, the ability to effectively borrow at current short-term rates is still resulting in enhanced common share income, and management believes that the advantages of continuation of leverage outweigh the associated increase in risk and volatility described above.
Leverage had a positive impact on the total return performance of the Funds during the reporting period.
As of April 30, 2019, the Funds’ percentages of leverage are as shown in the accompanying table.

	NAD	NEA
Effective Leverage*	38.46%	38.49%
Regulatory Leverage*	36.59%	36.34%
*
Effective leverage is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a Fund’s portfolio that increase the Fund’s investment exposure. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage. Regulatory leverage consists of preferred shares issued or borrowings of a Fund. Both of these are part of a Fund’s capital structure. A Fund, however, may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such incidental borrowings are excluded from the calculation of a Fund’s effective leverage ratio. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.

Fund Leverage (continued)
THE FUNDS’ REGULATORY LEVERAGE
As of April 30, 2019, the Funds have issued and outstanding preferred shares as shown in the accompanying table.

	Variable Rate Preferred*	Variable Rate Remarketed Preferred**
	Shares Issued at Liquidation Preference	Shares Issued at Liquidation Preference	Total
NAD	$1,152,500,000	$632,000,000	$1,784,500,000
NEA	$758,000,000	$1,490,300,000	$2,248,300,000
*
Preferred shares of the Fund featuring a floating rate dividend based on a predetermined formula or spread to an index rate. Includes the following preferred shares AMTP, iMTP, VMTP, MFP- VRM and VRDP in Special Rate Mode, where applicable. See Notes to Financial Statements, Note 4 – Fund Shares, Preferred Shares for further details.

**
Preferred shares of the Fund featuring floating rate dividends set by a remarketing agent via a regular remarketing. Includes the following preferred shares VRDP not in Special Rate Mode, MFP-VRRM and MFP-VRDM, where applicable. See Notes to Financial Statements, Note 4 – Fund Shares, Preferred Shares for further details.

Refer to Notes to Financial Statements, Note 4 — Fund Shares, Preferred Shares for further details on preferred shares and each Fund’s respective transactions.

Common Share Information
COMMON SHARE DISTRIBUTION INFORMATION
The following information regarding the Funds’ distributions is current as of April 30, 2019. Each Fund’s distribution levels may vary over time based on each Fund’s investment activity and portfolio investment value changes.
During the current reporting period, each Fund’s distributions to common shareholders were as shown in the accompanying table.

	Per Common
	Share Amounts
Monthly Distributions (Ex-Dividend Date)	NAD	NEA
November 2018	$0.0535	$0.0535
December	0.0535	0.0535
January	0.0535	0.0535
February	0.0535	0.0535
March	0.0535	0.0535
April 2019	0.0535	0.0535
Total Distributions from Net Investment Income	$0.3210	$0.3210

Yields
Market Yield*	4.73%	4.82%
Tax-Equivalent Yield*	6.21%	6.31%
*
Market Yield is based on the Fund’s current annualized monthly dividend divided by the Fund’s current market price as of the end of the reporting period. Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 23.8 and 23.7% for NAD and NEA, respectively. Your actual federal income tax rate may differ from the assumed rate. The Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was not exempt from federal income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.

Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to common shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6 – Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of each Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented in Note 6 – Income Tax Information within the Notes to Financial Statements of this report.
COMMON SHARE REPURCHASES
During August 2018, the Funds’ Board of Trustees reauthorized an open-market share repurchase program, allowing each Fund to repurchase an aggregate of up to approximately 10% of its outstanding common shares.

Common Share Information (continued)
As of April 30, 2019, and since the inception of the Funds’ repurchase programs, the Funds have cumulatively repurchased and retired their outstanding common shares as shown in the accompanying table.

	NAD	NEA
Common shares cumulatively repurchased and retired	17,900	75,000
Common shares authorized for repurchase	20,190,000	26,280,000

During the current reporting period, the Funds did not repurchase any of their outstanding common shares.
OTHER COMMON SHARE INFORMATION
As of April 30, 2019, and during the current reporting period, the Funds’ common share prices were trading at a premium/(discount) to their common share NAVs as shown in the accompanying table.

	NAD	NEA
Common share NAV	$15.32	$14.99
Common share price	$13.57	$13.32
Premium/(Discount) to NAV	(11.42)%	(11.14)%
6-month average premium/(discount) to NAV	(12.17)%	(12.01)%

Risk Considerations
Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation.
Nuveen Quality Municipal Income Fund (NAD)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations such as inverse floater risk and tax risk are described in more detail on the Fund’s web page at www.nuveen.com/NAD.
Nuveen AMT-Free Quality Municipal Income Fund (NEA)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations such as inverse floater risk and tax risk are described in more detail on the Fund’s web page at www.nuveen.com/NEA.

NAD	Nuveen Quality Municipal Income Fund
Performance Overview and Holding Summaries as of April 30, 2019

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Average Annual Total Returns as of April 30, 2019

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NAD at Common Share NAV	8.55%	7.89%	5.57%	7.94%
NAD at Common Share Price	12.05%	9.42%	5.48%	7.84%
S&P Municipal Bond Index	5.36%	5.84%	3.55%	4.74%
NAD Custom Blended Fund Performance Benchmark	5.36%	6.13%	3.70%	4.81%
Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Common Share Price Performance — Weekly Closing Price

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	158.3%
Corporate Bonds	0.0%
Investment Companies	0.0%
Short-Term Municipal Bonds	0.3%
Other Assets Less Liabilities	1.8%
Net Assets Plus Floating Rate Obligations,
AMTP Shares, net of deferred offering costs,
MFP Shares, net of deferred offering
costs & VRDP Shares, net of deferred
offering costs	160.4%
Floating Rate Obligations	(2.8)%
AMTP Shares, net of deferred
offering costs	(17.6)%
MFP Shares, net of deferred
offering costs	(19.6)%
VRDP Shares, net of deferred
offering costs	(20.4)%
Net Assets	100%

Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed	8.5%
AAA	1.3%
AA	19.8%
A	38.7%
BBB	21.5%
BB or Lower	7.7%
N/R (not rated)	2.5%
N/A (not applicable)	0.0%
Total	100%

Portfolio Composition
(% of total investments)
Transportation	29.7%
Health Care	15.8%
Tax Obligation/Limited	13.5%
Tax Obligation/General	9.1%
U.S. Guaranteed	8.5%
Utilities	6.4%
Education and Civic Organizations	5.2%
Other	11.8%
Total	100%

States and Territories
(% of total municipal bonds)
Illinois	12.1%
Texas	10.4%
California	10.4%
Colorado	6.5%
Florida	6.1%
Ohio	5.1%
New York	4.7%
Pennsylvania	3.2%
Washington	2.9%
New Jersey	2.8%
South Carolina	2.6%
Missouri	2.4%
Arizona	2.1%
Louisiana	2.0%
Virginia	2.0%
Nevada	1.8%
Michigan	1.4%
Tennessee	1.4%
Oregon	1.3%
Other	18.8%
Total	100%

NEA	Nuveen AMT-Free Quality Municipal Income Fund Performance Overview and Holding Summaries as of April 30, 2019

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Average Annual Total Returns as of April 30, 2019

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NEA at Common Share NAV	8.21%	7.68%	5.83%	6.49%
NEA at Common Share Price	12.58%	9.51%	5.61%	6.47%
S&P Municipal Bond Index	5.36%	5.84%	3.55%	4.74%
NEA Custom Blended Fund Performance Benchmark	5.36%	6.13%	3.70%	4.81%
Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Common Share Price Performance — Weekly Closing Price

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	157.6%
Corporate Bonds	0.0%
Short-Term Municipal Bonds	0.2%
Other Assets Less Liabilities	1.5%
Net Assets Plus Floating Rate
Obligations, MFP Shares, net of
deferred offering costs & VRDP
Shares, net of deferred offering costs	159.3%
Floating Rate Obligations	(2.4)%
MFP Shares, net of deferred
offering costs	(24.3)%
VRDP Shares, net of deferred
offering costs	(32.6)%
Net Assets	100%

Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed	8.7%
AAA	2.2%
AA	24.0%
A	33.8%
BBB	20.9%
BB or Lower	7.9%
N/R (not rated)	2.5%
Total	100%

Portfolio Composition
(% of total investments)
Health Care	19.7%
Transportation	18.8%
Tax Obligation/Limited	14.8%
Tax Obligation/General	12.6%
U.S. Guaranteed	8.8%
Education and Civic Organizations	6.0%
Water and Sewer	5.5%
Utilities	5.2%
Consumer Staples	5.0%
Other	3.6%
Total	100%

States and Territories
(% of total municipal bonds)
Illinois	14.2%
California	8.0%
Texas	8.0%
Colorado	6.5%
Ohio	5.8%
Florida	4.5%
New York	4.2%
Pennsylvania	4.0%
New Jersey	3.8%
Michigan	3.5%
Nevada	3.3%
South Carolina	2.4%
Missouri	2.3%
Indiana	2.3%
Washington	2.2%
Georgia	2.1%
Wisconsin	2.0%
Louisiana	1.9%
Other	19.0%
Total	100%

NAD	Nuveen Quality Municipal Income Fund Portfolio of Investments April 30, 2019 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 158.3% (99.8% of Total Investments)
	MUNICIPAL BONDS – 158.3% (99.8% of Total Investments)
	Alabama – 1.5% (0.9% of Total Investments)
	Alabama State Port Authority, Docks Facilities Revenue Bonds, Refunding Series 2017A:
$ 5,000	5.000%, 10/01/33 – AGM Insured (AMT)	10/27 at 100.00	BBB+	$ 5,764,550
5,455	5.000%, 10/01/34 – AGM Insured (AMT)	10/27 at 100.00	BBB+	6,266,104
5,550	5.000%, 10/01/35 – AGM Insured (AMT)	10/27 at 100.00	BBB+	6,365,906
17,500	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A,	No Opt. Call	A3	22,505,175
	5.000%, 9/01/46
4,165	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone	5/29 at 100.00	N/R	4,468,753
	Bonds, Hunt Refining Project, Refunding Series 2019A, 5.250%, 5/01/44, 144A (WI/DD,
	Settling 5/16/19)
37,670	Total Alabama			45,370,488
	Alaska – 0.7% (0.5% of Total Investments)
	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham
	Hydroelectric Project, Refunding Series 2015:
1,580	5.000%, 1/01/24 (AMT)	No Opt. Call	Baa2	1,720,099
3,400	5.000%, 1/01/25 (AMT)	No Opt. Call	Baa2	3,746,052
1,000	5.000%, 1/01/28 (AMT)	7/25 at 100.00	Baa2	1,092,320
1,075	5.000%, 1/01/29 (AMT)	7/25 at 100.00	Baa2	1,168,009
300	5.000%, 1/01/31 (AMT)	7/25 at 100.00	Baa2	324,396
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed
	Bonds, Series 2006A:
205	4.625%, 6/01/23	5/19 at 100.00	A3	205,057
14,500	5.000%, 6/01/32	5/19 at 100.00	B3	14,499,420
22,060	Total Alaska			22,755,353
	Arizona – 3.3% (2.1% of Total Investments)
980	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue	3/22 at 100.00	A–	1,030,196
	Bonds, Tucson Electric Power Company, Series 2012A, 4.500%, 3/01/30
2,500	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals	12/24 at 100.00	A2	2,762,250
	Project, Refunding Series 2014A, 5.000%, 12/01/39
2,000	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of	1/28 at 100.00	AA–	2,241,000
	Math & Science Projects, Series 2018A, 5.000%, 7/01/48
	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility
	Project, Refunding Senior Series 2012A:
1,490	5.000%, 7/01/30	7/22 at 100.00	A	1,586,969
2,500	5.000%, 7/01/32	7/22 at 100.00	A	2,654,125
2,335	5.000%, 7/01/36	7/22 at 100.00	A	2,464,476
11,795	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health,	1/27 at 100.00	AA–	12,638,814
	Refunding Series 2016A, 4.000%, 1/01/36
9,740	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien	7/20 at 100.00	A+ (4)	10,120,152
	Series 2010A, 5.000%, 7/01/40 (Pre-refunded 7/01/20)
12,935	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien	7/27 at 100.00	AA–	14,806,306
	Series 2017A, 5.000%, 7/01/47 (AMT)
6,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien	7/28 at 100.00	AA–	6,948,120
	Series 2018, 5.000%, 7/01/48 (AMT)
7,000	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion	No Opt. Call	AA	9,749,950
	Project, Series 2005B, 5.500%, 7/01/39 – FGIC Insured
1,000	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric	10/20 at 100.00	A–	1,041,500
	Power Company, Series 2010A, 5.250%, 10/01/40
1,000	Pinal County Electrical District 4, Arizona, Electric System Revenue Bonds, Refunding	12/25 at 100.00	AA	1,051,310
	Series 2015, 4.000%, 12/01/38 – AGM Insured

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy
	Inc. Prepay Contract Obligations, Series 2007:
$ 500	5.500%, 12/01/29	No Opt. Call	BBB+	$ 629,235
24,765	5.000%, 12/01/37	No Opt. Call	BBB+	31,229,160
1,100	Student and Academic Services LLC, Arizona, Lease Revenue Bonds, Northern Arizona	6/24 at 100.00	A2	1,235,729
	University Project, Series 2014, 5.000%, 6/01/34 – BAM Insured
728	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds,	6/19 at 100.00	N/R	719,199
	Series 2005, 6.000%, 7/01/30
88,368	Total Arizona			102,908,491
	Arkansas – 0.1% (0.0% of Total Investments)
2,055	Arkansas State University, Student Fee Revenue Bonds, Jonesboro Campus, Series 2013,	12/23 at 100.00	A1	2,254,499
	4.875%, 12/01/43
	California – 16.5% (10.4% of Total Investments)
1,500	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured	5/20 at 100.00	AA– (4)	1,569,765
	Revenue Bonds, Channing House, Series 2010, 6.000%, 5/15/30 (Pre-refunded 5/15/20)
	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding
	Subordinate Lien Series 2004A:
185	0.000%, 10/01/20 – AMBAC Insured	No Opt. Call	Baa2	178,390
9,015	0.000%, 10/01/20 – AMBAC Insured (ETM)	No Opt. Call	N/R (4)	8,815,408
1,535	Alameda Corridor Transportation Authority, California, Revenue Bonds, Senior Lien Series	No Opt. Call	A–	808,884
	1999A, 0.000%, 10/01/37 – NPFG Insured
	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement
	Project, Series 1997C:
2,945	0.000%, 9/01/27	No Opt. Call	A2	2,407,390
7,150	0.000%, 9/01/28 – AGM Insured	No Opt. Call	A2	5,650,788
2,455	0.000%, 9/01/32 – AGM Insured	No Opt. Call	A2	1,642,469
200	0.000%, 9/01/35 – AGM Insured	No Opt. Call	A2	117,094
	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge,
	Series 2013S-4:
10,000	5.000%, 4/01/38 (Pre-refunded 4/01/23)	4/23 at 100.00	A1 (4)	11,358,100
3,500	5.250%, 4/01/53 (Pre-refunded 4/01/23)	4/23 at 100.00	A1 (4)	4,008,550
1,055	Brisbane School District, San Mateo County, California, General Obligation Bonds,	No Opt. Call	A2	624,750
	Election 2003 Series 2005, 0.000%, 7/01/35 – AGM Insured
	Byron Unified School District, Contra Costa County, California, General Obligation
	Bonds, Series 2007B:
60	0.000%, 8/01/32 (ETM)	No Opt. Call	A2 (4)	43,400
1,640	0.000%, 8/01/32	No Opt. Call	A2	1,080,563
	Calexico Unified School District, Imperial County, California, General Obligation Bonds,
	Series 2005B:
3,685	0.000%, 8/01/31 – FGIC Insured	No Opt. Call	A3	2,523,451
4,505	0.000%, 8/01/33 – FGIC Insured	No Opt. Call	A3	2,834,816
2,820	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/19 at 100.00	BBB+	2,827,501
	Sonoma County Tobacco Securitization Corporation, Series 2005, 5.000%, 6/01/26
7,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter	11/26 at 100.00	A+	8,044,820
	Health, Refunding Series 2016B, 5.000%, 11/15/46
22,520	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter	11/27 at 100.00	A+	26,094,825
	Health, Refunding Series 2017A, 5.000%, 11/15/48
2,275	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter	11/27 at 100.00	AA–	2,441,120
	Health, Series 2018A, 4.000%, 11/15/42
5,950	California Health Facilities Financing Authority, Revenue Bonds, Providence Health &	10/19 at 100.00	AA–	6,043,712
	Services, Series 2009B, 5.500%, 10/01/39
710	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health	7/23 at 100.00	AA–	788,164
	System, Series 2013A, 5.000%, 7/01/37

NAD	Nuveen Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2019 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and
	Clinics, Tender Option Bond Trust 2016-XG0049:
$ 790	7.158%, 8/15/51 , 144A (IF), (6)	8/22 at 100.00	AA–	$ 917,601
825	7.162%, 8/15/51 , 144A (IF), (6)	8/22 at 100.00	AA–	958,378
2,140	7.162%, 8/15/51 , 144A (IF), (6)	8/22 at 100.00	AA–	2,485,974
5,600	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien	6/28 at 100.00	BBB+	6,398,112
	Series 2018A, 5.000%, 12/31/43 (AMT)
3,250	California Municipal Finance Authority, Revenue Bonds, Community Medical Centers,	2/27 at 100.00	A–	3,657,225
	Series 2017A, 5.000%, 2/01/42
810	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects,	11/19 at 100.00	A+ (4)	829,983
	Series 2009-I, 6.375%, 11/01/34 (Pre-refunded 11/01/19)
	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects,
	Series 2010A-1:
1,530	5.750%, 3/01/30 (Pre-refunded 3/01/20)	3/20 at 100.00	A+ (4)	1,585,386
1,000	6.000%, 3/01/35 (Pre-refunded 3/01/20)	3/20 at 100.00	A+ (4)	1,038,250
815	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects,	11/23 at 100.00	A+	904,169
	Series 2013I, 5.000%, 11/01/38
	California State, General Obligation Bonds, Various Purpose Series 2010:
2,100	5.250%, 3/01/30	3/20 at 100.00	AA–	2,162,937
3,000	5.500%, 3/01/40	3/20 at 100.00	AA–	3,085,410
4,250	5.250%, 11/01/40	11/20 at 100.00	AA–	4,452,895
500	California Statewide Communities Development Authority, California, Revenue Bonds, Loma	12/24 at 100.00	BB–	543,715
	Linda University Medical Center, Series 2014A, 5.250%, 12/01/44
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma
	Linda University Medical Center, Series 2016A:
6,000	5.000%, 12/01/46, 144A	6/26 at 100.00	BB–	6,524,400
3,070	5.250%, 12/01/56, 144A	6/26 at 100.00	BB–	3,374,268
5,480	California Statewide Communities Development Authority, California, Revenue Bonds, Loma	6/28 at 100.00	BB–	6,231,418
	Linda University Medical Center, Series 2018A, 5.500%, 12/01/58, 144A
	California Statewide Communities Development Authority, Revenue Bonds, American Baptist
	Homes of the West, Series 2010:
900	6.000%, 10/01/29	10/19 at 100.00	BBB+	915,750
1,030	6.250%, 10/01/39	10/19 at 100.00	BBB+	1,049,055
	California Statewide Community Development Authority, Revenue Bonds, Daughters of
	Charity Health System, Series 2005A:
2,640	5.750%, 7/01/30	6/19 at 100.00	CC	2,584,349
7,230	5.500%, 7/01/39	6/19 at 100.00	CC	7,106,945
6,025	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	N/R (4)	6,102,662
	Project, Series 2009, 6.750%, 2/01/38 (Pre-refunded 8/01/19)
4,890	Clovis Unified School District, Fresno County, California, General Obligation Bonds,	No Opt. Call	Baa2	4,188,383
	Series 2006B, 0.000%, 8/01/26 – NPFG Insured
1,000	Coachella Valley Unified School District, Riverside County, California, General	No Opt. Call	A–	722,690
	Obligation Bonds, Series 2005A, 0.000%, 8/01/30 – FGIC Insured
5,045	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds,	11/21 at 61.42	AA– (4)	2,983,108
	Redevelopment Project, Capital Appreciation Series 2011A, 0.000%, 11/01/27
	(Pre-refunded 11/01/21)
1,260	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment	12/21 at 100.00	A+	1,425,199
	Project, Subordinate Series 2011A, 7.000%, 12/01/36
4,000	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California,	6/24 at 100.00	Aa1	4,491,240
	Water System Revenue Bonds, Series 2014C, 5.000%, 6/01/44
3,010	El Camino Community College District, California, General Obligation Bonds, Election of	No Opt. Call	AA+	2,653,676
	2002 Series 2012C, 0.000%, 8/01/25
3,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	No Opt. Call	BBB–	2,172,940
	Refunding Senior Lien Series 2015A, 0.000%, 1/15/34 – AGM Insured

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Series 2013A:
$ 1,480	5.750%, 1/15/46	1/24 at 100.00	Baa3	$ 1,703,465
6,480	6.000%, 1/15/49	1/24 at 100.00	Baa3	7,586,654
1,500	Gavilan Joint Community College District, Santa Clara and San Benito Counties,	8/21 at 100.00	AA (4)	1,646,265
	California, General Obligation Bonds, Election of 2004 Series 2011D, 5.750%, 8/01/35
	(Pre-refunded 8/01/21)
9,930	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/25 at 100.00	A+	11,164,299
	Asset-Backed Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/45
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Series 2005A:
1,455	0.000%, 6/01/24 – AMBAC Insured	No Opt. Call	A+	1,315,509
3,500	0.000%, 6/01/26 – AGM Insured	No Opt. Call	A1	3,010,735
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement	6/22 at 100.00	N/R	2,944,800
	Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/47
5,945	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement	6/22 at 100.00	N/R	5,835,612
	Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47
2,500	Huntington Beach Union High School District, Orange County, California, General	No Opt. Call	AA–	1,717,450
	Obligation Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured
9,740	Huntington Park Redevelopment Agency, California, Single Family Residential Mortgage	No Opt. Call	AA+ (4)	10,102,620
	Revenue Refunding Bonds, Series 1986A, 8.000%, 12/01/19 (ETM)
5,000	Kern Community College District, California, General Obligation Bonds, Safety, Repair &	No Opt. Call	AA	4,492,900
	Improvement, Election 2002 Series 2006, 0.000%, 11/01/24 – AGM Insured
1,045	Lake Tahoe Unified School District, El Dorado County, California, General Obligation	No Opt. Call	A–	738,418
	Bonds, Series 2001B, 0.000%, 8/01/31 – NPFG Insured
90	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	5/26 at 100.00	AA–	102,452
	Airport, Subordinate Lien Series 2016A, 5.000%, 5/15/42 (AMT)
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International
	Airport, Subordinate Lien Series 2016B:
2,000	5.000%, 5/15/41 (AMT)	5/26 at 100.00	AA–	2,279,360
20,015	5.000%, 5/15/46 (AMT)	5/26 at 100.00	AA–	22,723,430
4,615	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	5/28 at 100.00	AA–	5,390,089
	Airport, Subordinate Lien Series 2018A, 5.000%, 5/15/44 (AMT)
2,665	Los Angeles Department of Water and Power, California, Power System Revenue Bonds,	1/24 at 100.00	AA	2,974,113
	Series 2014B, 5.000%, 7/01/43
15,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds,	1/21 at 100.00	Aa2	15,800,400
	Series 2011A, 5.000%, 7/01/41
2,000	Los Rios Community College District, Sacramento County, California, General Obligation	8/19 at 100.00	AA (4)	2,019,340
	Bonds, Series 2009D, 5.375%, 8/01/34 (Pre-refunded 8/01/19)
250	Lynwood Redevelopment Agency, California, Tax Allocation Revenue Bonds, Project Area A,	9/21 at 100.00	A	279,555
	Subordinate Lien Series 2011A, 7.000%, 9/01/31
500	Madera County, California, Certificates of Participation, Children’s Hospital Central	3/20 at 100.00	A1 (4)	516,885
	California, Series 2010, 5.375%, 3/15/36 (Pre-refunded 3/15/20)
6,215	Martinez Unified School District, Contra Costa County, California, General Obligation	8/24 at 100.00	AA	7,436,807
	Bonds, Series 2011, 5.875%, 8/01/31
5,955	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	5,411,547
	Obligation Bonds, Election of 2008, Series 2013A, 6.250%, 8/01/43, (5)
2,700	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts,	No Opt. Call	BBB+	3,979,071
	Series 2009A, 7.000%, 11/01/34
2,200	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts,	No Opt. Call	BBB+	3,246,386
	Series 2009C, 6.500%, 11/01/39
290	Natomas Union School District, Sacramento County, California, General Obligation	No Opt. Call	Baa2	304,961
	Refunding Bonds, Series 1999, 5.950%, 9/01/21 – NPFG Insured

NAD	Nuveen Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2019 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$ 14,065	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	Baa2	$ 15,917,360
	Bonds, Redevelopment Project 1, Refunding Series 1995, 7.400%, 8/01/25 – NPFG Insured
3,615	Palomar Pomerado Health Care District, California, Certificates of Participation,	11/19 at 100.00	N/R (4)	3,707,942
	Series 2009, 6.750%, 11/01/39 (Pre-refunded 11/01/19)
890	Palomar Pomerado Health Care District, California, Certificates of Participation,	11/20 at 100.00	Ba1 (4)	923,767
	Series 2010, 5.250%, 11/01/21 (Pre-refunded 11/01/20)
13,145	Perris, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage	No Opt. Call	AA+ (4)	16,615,411
	Revenue Bonds, Series 1988B, 8.200%, 9/01/23 (ETM)
2,500	Petaluma, Sonoma County, California, Wastewater Revenue Bonds, Refunding Series 2011,	5/21 at 100.00	AA (4)	2,704,800
	5.500%, 5/01/32 (Pre-refunded 5/01/21)
6,000	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates	No Opt. Call	A2 (4)	4,116,060
	of Participation, Series 2006, 0.000%, 10/01/34 – FGIC Insured (ETM)
7,080	Pomona, California, GNMA/FNMA Collateralized Securities Program Single Family Mortgage	No Opt. Call	AA+ (4)	7,907,440
	Revenue Bonds, Series 1990A, 7.600%, 5/01/23 (ETM)
2,000	Poway Unified School District, San Diego County, California, General Obligation Bonds,	No Opt. Call	AA–	964,920
	School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/41
5,000	Rialto Unified School District, San Bernardino County, California, General Obligation	8/36 at 100.00	A1	5,347,600
	Bonds, Series 2011A, 7.350%, 8/01/41 – AGM Insured, (5)
5,000	Riverside County Asset Leasing Corporation, California, Leasehold Revenue Bonds,	No Opt. Call	A1	4,355,800
	Riverside County Hospital Project, Series 1997, 0.000%, 6/01/25 – NPFG Insured
4,615	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley	No Opt. Call	A	2,297,578
	Project Area, Series 2011B, 0.000%, 10/01/38
330	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds,	6/23 at 100.00	BBB	362,842
	Series 2013A, 5.750%, 6/01/48
14,900	San Francisco Airports Commission, California, Revenue Bonds, San Francisco	5/26 at 100.00	A+	16,927,145
	International Airport, Second Series 2016B, 5.000%, 5/01/46 (AMT)
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco
	International Airport, Second Series 2018D:
11,615	5.000%, 5/01/43 (AMT)	5/28 at 100.00	A+	13,577,470
12,285	5.000%, 5/01/48 (AMT)	5/28 at 100.00	A+	14,292,983
11,025	San Francisco Airports Commission, California, Revenue Bonds, San Francisco	5/29 at 100.00	A+	12,975,433
	International Airport, Second Series 2019A, 5.000%, 5/01/49 (AMT)
660	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	8/19 at 100.00	A– (4)	668,270
	Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39 (Pre-refunded 8/01/19)
2,000	San Francisco, California, Community Facilities District 6, Mission Bay South Public	8/22 at 29.31	N/R	539,580
	Improvements, Special Tax Refunding Bonds, Series 2013C, 0.000%, 8/01/43
2,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road	1/25 at 100.00	BBB–	2,219,440
	Revenue Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/44
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road
	Revenue Bonds, Refunding Senior Lien Series 2014A:
15,350	5.000%, 1/15/44	1/25 at 100.00	BBB	17,123,846
25,840	5.000%, 1/15/50	1/25 at 100.00	BBB	28,589,634
	San Jose, California, Airport Revenue Bonds, Refunding Series 2017A:
5,000	5.000%, 3/01/41 (AMT)	3/27 at 100.00	A–	5,732,650
5,000	5.000%, 3/01/47 (AMT)	3/27 at 100.00	A–	5,695,200
6,660	San Ysidro School District, San Diego County, California, General Obligation Bonds,	8/25 at 38.93	A1	2,121,610
	Refunding Series 2015, 0.000%, 8/01/43
880	Santee Community Development Commission, California, Santee Redevelopment Project Tax	2/21 at 100.00	A (4)	964,260
	Allocation Bonds, Series 2011A, 7.000%, 8/01/31 (Pre-refunded 2/01/21)
2,460	Santee School District, San Diego County, California, General Obligation Bonds, Capital	No Opt. Call	AA	1,616,786
	Appreciation, Election 2006, Series 2008D, 0.000%, 8/01/33 – AGC Insured

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$ 5,000	Solano Community College District, Solano and Yolo Counties, California, General	8/23 at 100.00	Aa3	$ 5,560,400
	Obligation Bonds, Election 2012 Series 2013A, 5.000%, 8/01/43
1,145	Southern Kern Unified School District, Kern County, California, General Obligation	No Opt. Call	A2	820,461
	Bonds, Series 2006C, 0.000%, 11/01/30 – AGM Insured
1,175	Southern Kern Unified School District, Kern County, California, General Obligation	No Opt. Call	A2	684,473
	Bonds, Series 2010B, 0.000%, 11/01/35 – AGM Insured
	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,
	Redevelopment Project, Subordinate Lien Series 2011:
1,000	6.375%, 12/01/23 (Pre-refunded 12/01/21)	12/21 at 100.00	A+ (4)	1,125,920
1,000	6.500%, 12/01/24 (Pre-refunded 12/01/21)	12/21 at 100.00	A+ (4)	1,128,800
1,000	6.625%, 12/01/25 (Pre-refunded 12/01/21)	12/21 at 100.00	A+ (4)	1,131,960
1,325	6.750%, 12/01/26 (Pre-refunded 12/01/21)	12/21 at 100.00	A+ (4)	1,504,034
2,410	Victor Elementary School District, San Bernardino County, California, General Obligation	No Opt. Call	A+	2,037,751
	Bonds, Series 2002A, 0.000%, 8/01/26 – FGIC Insured
2,000	West Contra Costa Unified School District, Contra Costa County, California, General	8/21 at 100.00	A+ (4)	2,161,940
	Obligation Bonds, Election 2010 Series 2011A, 5.000%, 8/01/41 (Pre-refunded 8/01/21)
3,750	Wiseburn School District, Los Angeles County, California, General Obligation Bonds,	8/31 at 100.00	Aa3	3,606,112
	Series 2011B, 7.300%, 8/01/36 – AGM Insured, (5)
4,000	Yuba Community College District, California, General Obligation Bonds, Election 2006	8/21 at 100.00	Aa2 (4)	4,345,920
	Series 2011C, 5.250%, 8/01/47 (Pre-refunded 8/01/21)
492,185	Total California			508,546,799
	Colorado – 10.3% (6.5% of Total Investments)
3,000	Anthem West Metropolitan District, Colorado, General Obligation Bonds, Refunding	12/25 at 100.00	A3	3,433,590
	Series 2015, 5.000%, 12/01/35 – BAM Insured
4,195	Boulder Larimer & Weld Counties School District RE-1J Saint Vrain Valley, Colorado,	12/26 at 100.00	Aa2	4,590,588
	General Obligation Bonds, Series 2016C, 4.000%, 12/15/34
1,775	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding &	12/22 at 103.00	N/R	1,903,350
	Improvement Series 2017, 5.000%, 12/01/29, 144A
2,945	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/23 at 100.00	BB+	3,327,821
	Community Leadership Academy, Inc. Second Campus Project, Series 2013, 7.350%, 8/01/43
1,715	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/26 at 100.00	A+	1,651,339
	Flagstaff Academy Project, Refunding Series 2016, 3.625%, 8/01/46
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	1/24 at 100.00	A+	535,300
	Liberty Common Charter School, Series 2014A, 5.000%, 1/15/44
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/24 at 100.00	A+	1,109,330
	Peak-to-Peak Charter School, Refunding Series 2014, 5.000%, 8/15/30
3,915	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	6/26 at 100.00	A+	3,575,491
	Weld County School District 6 – Frontier Academy, Refunding & Improvement Series 2016,
	3.250%, 6/01/46
1,250	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, University	No Opt. Call	A+	1,353,313
	Corporation for Atmospheric Research Project, Refunding Series 2012A, 4.500%, 9/01/22
545	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, University	9/27 at 100.00	A2	570,343
	Corporation for Atmospheric Research Project, Refunding Series 2017, 3.625%, 9/01/31
	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, University of
	Denver, Series 2017A:
1,200	4.000%, 3/01/36	3/27 at 100.00	A1	1,299,960
1,600	4.000%, 3/01/37	3/27 at 100.00	A1	1,725,248
1,465	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes	8/19 at 100.00	N/R (4)	1,486,843
	Project, Series 2009A, 7.750%, 8/01/39 (Pre-refunded 8/01/19)
6,765	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health	7/19 at 100.00	BBB+	6,808,499
	Initiatives, Series 2009A, 5.500%, 7/01/34
2,300	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health	2/21 at 100.00	BBB+	2,380,684
	Initiatives, Series 2011A, 5.000%, 2/01/41

NAD	Nuveen Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2019 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health
	Initiatives, Series 2013A:
$ 3,020	5.250%, 1/01/40	1/23 at 100.00	BBB+	$ 3,255,439
4,890	5.250%, 1/01/45	1/23 at 100.00	BBB+	5,258,070
4,600	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living	1/24 at 102.00	N/R	4,925,174
	Neighborhoods Project, Refunding Series 2016, 5.000%, 1/01/37
270	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good	6/23 at 100.00	BBB	297,702
	Samaritan Society Project, Series 2013, 5.625%, 6/01/43
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good
	Samaritan Society Project, Series 2013A:
2,670	5.000%, 6/01/28	6/25 at 100.00	BBB	3,038,327
6,425	5.000%, 6/01/40	6/25 at 100.00	BBB	7,052,208
665	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier Meadows Project,	5/27 at 100.00	BB+	728,335
	Refunding & Improvement Series 2017A, 5.250%, 5/15/47
9,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA–	9,165,510
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
625	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Longterm Care	11/20 at 100.00	N/R (4)	665,575
	National Obligated Group Project, Series 2010A, 6.000%, 11/15/30 (Pre-refunded 11/15/20)
1,075	Colorado High Performance Transportation Enterprise, C-470 Express Lanes Revenue Bonds,	12/24 at 100.00	BBB	1,164,612
	Senior Lien Series 2017, 5.000%, 12/31/51
2,000	Colorado Mesa University, Colorado, Enterprise Revenue Bonds, Series 2012B,	5/21 at 100.00	Aa2	2,035,360
	4.250%, 5/15/37
2,775	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System	3/28 at 100.00	AA	3,269,672
	Revenue Bonds, Refunding Series 2017C, 5.000%, 3/01/43
2,360	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System	3/28 at 100.00	AA	2,518,096
	Revenue Bonds, Refunding Series 2017E, 4.000%, 3/01/43
3,000	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2014, 5.000%,	8/24 at 100.00	A2	3,349,710
	8/01/44 – AGM Insured
7,250	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2016, 5.000%, 8/01/46	8/26 at 100.00	A2	8,260,867
2,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B,	11/22 at 100.00	AA–	2,191,120
	5.000%, 11/15/32
1,100	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien	11/23 at 100.00	A	1,210,209
	Series 2013A, 5.250%, 11/15/43 (AMT)
4,515	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien	11/23 at 100.00	A	4,990,475
	Series 2013B, 5.000%, 11/15/43
	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien
	Series 2018A:
20,460	5.000%, 12/01/43 (AMT)	12/28 at 100.00	A	23,878,048
29,230	5.000%, 12/01/48 (AMT)	12/28 at 100.00	A+	33,963,506
1,820	Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Refunding & Improvement	8/26 at 100.00	AA–	1,918,771
	Series 2016A, 4.000%, 8/01/46
2,005	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United	10/23 at 100.00	BB	2,162,553
	Airlines, Inc. Project, Refunding Series 2017, 5.000%, 10/01/32 (AMT)
	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center
	Hotel, Refunding Senior Lien Series 2016:
2,955	5.000%, 12/01/28	12/26 at 100.00	Baa2	3,370,916
2,000	5.000%, 12/01/29	12/26 at 100.00	BBB–	2,271,580
2,635	5.000%, 12/01/35	12/26 at 100.00	Baa2	2,997,550
1,605	5.000%, 12/01/40	12/26 at 100.00	BBB–	1,798,065
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation
	Series 2010A:
385	0.000%, 9/01/35	No Opt. Call	BBB+	218,984
150	0.000%, 9/01/37	No Opt. Call	BBB+	77,762
75	0.000%, 9/01/38	No Opt. Call	BBB+	37,258
20	0.000%, 9/01/39	No Opt. Call	BBB+	9,499
110	0.000%, 9/01/41	No Opt. Call	BBB+	47,933

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B:
$ 1,420	0.000%, 9/01/23 – NPFG Insured	No Opt. Call	BBB+	$ 1,288,224
18,380	0.000%, 9/01/25 – NPFG Insured	No Opt. Call	BBB+	15,793,750
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
1,045	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	BBB+	774,188
2,175	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	BBB+	1,540,792
25,050	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	BBB+	16,935,804
23,305	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	BBB+	15,068,547
100	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	BBB+	61,931
12,500	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2006A, 0.000%,	9/26 at 54.77	BBB+	5,292,875
	9/01/38 – NPFG Insured
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
385	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	BBB+	297,351
60,000	0.000%, 3/01/36 – NPFG Insured	No Opt. Call	BBB+	33,201,000
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
345	0.000%, 9/01/28 – NPFG Insured	9/20 at 63.99	BBB+	213,327
13,000	0.000%, 9/01/34 – NPFG Insured	9/20 at 45.40	BBB+	5,672,940
14,500	0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	A	5,811,745
500	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds,	5/21 at 100.00	Baa2	534,075
	Refunding Series 2011A, 5.500%, 5/01/22 (AMT)
4,000	Ebert Metropolitan District (In the City and County of Denver, Colorado), Limited Tax	12/28 at 100.00	A2	4,664,640
	General Obligation Refunding Bonds, Series 2018A-1, 5.000%, 12/01/43 – BAM Insured
1,860	Metropolitan State University of Denver, Colorado, Institutional Enterprise Revenue	12/25 at 100.00	Aa2	1,964,662
	Bonds, Aerospace and Engineering Sciences Building Project, Series 2016, 4.000%, 12/01/40
	Park 70 Metropolitan District, City of Aurora, Colorado, General Obligation Refunding
	and Improvement Bonds, Series 2016:
1,565	5.000%, 12/01/36	12/26 at 100.00	Baa3	1,706,633
2,100	5.000%, 12/01/46	12/26 at 100.00	Baa3	2,273,103
3,000	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported	12/19 at 100.00	AA (4)	3,080,940
	Revenue Bonds, Refunding Series 2009, 6.250%, 12/01/30 (Pre-refunded 12/01/19) – AGC Insured
6,705	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported	12/25 at 100.00	A	7,383,144
	Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45
5,715	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported	12/20 at 100.00	A2 (4)	6,116,936
	Revenue Refunding Bonds, Series 2011, 6.125%, 12/01/41 (Pre-refunded 12/01/20) – AGM Insured
700	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado	No Opt. Call	A+	1,044,225
	Springs Utilities, Series 2008, 6.500%, 11/15/38
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project
	Private Activity Bonds, Series 2010:
2,500	6.500%, 1/15/30	7/20 at 100.00	BBB+	2,609,725
3,115	6.000%, 1/15/34	7/20 at 100.00	Baa3	3,233,432
2,615	6.000%, 1/15/41	7/20 at 100.00	Baa3	2,714,422
1,500	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation	12/21 at 103.00	N/R	1,543,410
	Bonds, Limited Tax Series 2016A, 5.500%, 12/01/46
750	Thompson Crossing Metropolitan District 2, Johnstown, Larimer County, Colorado, General	12/26 at 100.00	AA	851,910
	Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016B, 5.000%, 12/01/36 –
	AGM Insured
	Traditions Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds,
	Refunding Series 2016:
1,050	5.000%, 12/01/32 – BAM Insured	12/26 at 100.00	Baa2	1,207,647
1,000	4.125%, 12/01/37 – BAM Insured	12/26 at 100.00	Baa2	1,062,110
2,000	Vista Ridge Metropolitan District, In the Town of Erie, Weld County, Colorado, General	12/26 at 100.00	Baa1	2,123,020
	Obligation Refunding Bonds, Series 2016A, 4.000%, 12/01/36 – BAM Insured
368,740	Total Colorado			317,947,093

NAD	Nuveen Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2019 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Connecticut – 1.4% (0.9% of Total Investments)
$ 3,430	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart	7/22 at 100.00	A2 (4)	$ 3,784,971
	University, Series 2012H, 5.000%, 7/01/24 (Pre-refunded 7/01/22) – AGM Insured
	Connecticut Municipal Electric Energy Cooperative, Power Supply System Revenue Bonds,
	Tender Option Bond Trust 2016-XG0059:
1,295	10.721%, 1/01/32 , 144A (IF), (6)	1/23 at 100.00	A+	1,809,516
190	10.645%, 1/01/38 , 144A (IF), (6)	1/23 at 100.00	A+	262,211
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes
	Series 2018A:
14,775	5.000%, 1/01/34	1/28 at 100.00	A+	17,067,046
6,410	5.000%, 1/01/37	1/28 at 100.00	A+	7,335,348
6,000	5.000%, 1/01/38	1/28 at 100.00	A+	6,846,120
2,500	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation	4/20 at 100.00	N/R (4)	2,640,750
	Revenue Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39 (Pre-refunded 4/01/20)
3,565	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds,	4/22 at 100.00	AA–	3,673,519
	Series 2013A, 4.000%, 4/01/39
4,949	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate	No Opt. Call	N/R	169,496
	Series 2013A, 6.050%, 7/01/31 (cash 4.000%, PIK 2.050%)
43,114	Total Connecticut			43,588,977
	Delaware – 0.3% (0.2% of Total Investments)
800	Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical Center Project,	12/28 at 100.00	BBB	896,104
	Series 2018, 5.000%, 6/01/48
7,255	Delaware Transportation Authority, Revenue Bonds, US 301 Project, Series 2015,	6/25 at 100.00	A1	8,102,964
	5.000%, 6/01/55
8,055	Total Delaware			8,999,068
	District of Columbia – 1.6% (1.0% of Total Investments)
935	District of Columbia Housing Finance Agency, GNMA Collateralized Single Family Mortgage	6/19 at 100.00	AA+	937,655
	Revenue Bonds, Series 1988E-4, 6.375%, 6/01/26 (AMT)
4,365	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed	No Opt. Call	A–	4,801,456
	Bonds, Series 2001, 6.500%, 5/15/33
21,000	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed	6/19 at 18.94	N/R	3,241,350
	Bonds, Series 2006A, 0.000%, 6/15/46
23,745	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Series	No Opt. Call	AA	25,973,231
	1998, 5.500%, 10/01/23 – AGM Insured (UB)
	District of Columbia, General Obligation Bonds, Series 1998B:
5,000	6.000%, 6/01/19 – NPFG Insured	No Opt. Call	AA+	5,017,600
9,505	6.000%, 6/01/20 – NPFG Insured	No Opt. Call	AA+	9,952,115
64,550	Total District of Columbia			49,923,407
	Florida – 9.6% (6.1% of Total Investments)
1,480	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing	11/23 at 100.00	BBB	1,580,418
	Project, Series 2013A, 5.000%, 11/15/37
	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter
	Academy, Inc. Project, Series 2013A:
450	5.000%, 9/01/45	9/23 at 100.00	BBB	470,498
875	5.000%, 9/01/48	9/23 at 100.00	BBB	914,550
7,500	Broward County, Florida, Airport System Revenue Bonds, Series 2015A, 5.000%,	10/25 at 100.00	A+	8,363,250
	10/01/45 (AMT)
4,315	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%,	10/21 at 100.00	AA (4)	4,666,327
	10/01/41 (Pre-refunded 10/01/21) – AGM Insured
100	Florida Development Finance Corporation, Educational Facilities Revenue Bonds,	6/22 at 100.00	N/R	101,847
	Renaissance Charter School, Inc. Projects, Series 2012A, 6.125%, 6/15/43, 144A

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 4,165	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova	4/22 at 100.00	Baa1	$ 4,436,308
	Southeastern University Project, Refunding Series 2012A, 5.000%, 4/01/32
1,150	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova	4/21 at 100.00	Baa1	1,232,260
	Southeastern University, Refunding Series 2011, 6.375%, 4/01/31
2,000	Florida Ports Financing Commission, Revenue Bonds, State Transportation Trust	10/21 at 100.00	Aa3	2,161,360
	Fund-Intermodal Program, Refunding Series 2011B, 5.375%, 10/01/29 (AMT)
	Florida, Development Finance Corporation, Surface Transportation Facility Revenue Bonds,
	Virgin Trains USA Passenger Rail Project , Series 2019A:
11,000	6.375%, 1/01/49, 144A (AMT) (Mandatory Put 1/01/26)	1/20 at 105.00	N/R	11,299,530
11,000	6.500%, 1/01/49, 144A (AMT) (Mandatory Put 1/01/29)	1/20 at 105.00	N/R	11,280,830
2,500	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Refunding	10/19 at 100.00	AA– (4)	2,535,825
	Series 2009C, 5.000%, 10/01/34 (Pre-refunded 10/01/19)
	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds,
	Priority Subordinated Series 2017:
31,985	5.000%, 10/01/47 (AMT)	10/27 at 100.00	A+	36,805,779
8,565	5.000%, 10/01/52 (AMT)	10/27 at 100.00	A+	9,796,476
3,890	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds,	10/26 at 100.00	AA–	4,440,824
	Series 2016A, 5.000%, 10/01/40 (AMT)
6,020	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International	10/24 at 100.00	A+	6,692,855
	Airport, Senior Lien Series 2015A, 5.000%, 10/01/44 (AMT)
5,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International	10/28 at 100.00	AA–	5,807,350
	Airport, Series 2018E, 5.000%, 10/01/48 (AMT)
2,290	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International	10/24 at 100.00	A+	2,582,776
	Airport, Subordinate Lien Series 2015B, 5.000%, 10/01/40
10,305	Hillsborough County Aviation Authority, Florida, Tampa International Airport Customer	10/24 at 100.00	A3	11,484,201
	Facility Charge Revenue Bonds, Series 2015A, 5.000%, 10/01/44
5,000	Hillsborough County Port District, Florida, Revenue Bonds, Tampa Port Authority Project,	6/28 at 100.00	A	5,694,400
	Series 2018B, 5.000%, 6/01/46 (AMT)
	JEA, Florida, Water and Sewer System Revenue Bonds, Series 2010D:
2,690	5.000%, 10/01/39	4/20 at 100.00	A2	2,761,473
5,310	5.000%, 10/01/39 (Pre-refunded 4/01/20)	4/20 at 100.00	N/R (4)	5,471,105
5,075	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Series 2015,	11/24 at 100.00	A2	5,666,999
	5.000%, 11/15/35
1,500	Martin County Industrial Development Authority, Florida, Industrial Development Revenue	6/20 at 100.00	Baa2	1,529,190
	Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 3.950%, 12/15/21, 144A (AMT)
9,820	Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City	2/24 at 100.00	A1	10,975,814
	Center/Historic Convention Village, Series 2015A, 5.000%, 2/01/44 – AGM Insured
2,000	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami	7/27 at 100.00	BBB	2,185,200
	Jewish Health System Inc. Project, Series 2017, 5.125%, 7/01/46
2,930	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University	4/23 at 100.00	A–	3,181,921
	of Miami, Series 2012A, 5.000%, 4/01/42
8,070	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University	4/25 at 100.00	A–	8,930,988
	of Miami, Series 2015A, 5.000%, 4/01/45
12,000	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University	4/28 at 100.00	A–	13,734,600
	of Miami, Series 2018A, 5.000%, 4/01/53
1,500	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Nicklaus	8/27 at 100.00	A+	1,711,770
	Children’s Hospital, Refunding Series 2017, 5.000%, 8/01/42
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport,	10/22 at 100.00	A	1,087,930
	Refunding Series 2012A, 5.000%, 10/01/29 (AMT)
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport,	10/24 at 100.00	A	1,130,020
	Refunding Series 2014B, 5.000%, 10/01/37

NAD	Nuveen Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2019 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport,
	Series 2010B:
$ 4,000	5.000%, 10/01/28	10/20 at 100.00	A	$ 4,175,000
7,890	5.000%, 10/01/41	10/20 at 100.00	A	8,205,837
5,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2014A, 5.000%,	10/24 at 100.00	A	5,588,150
	10/01/35 (AMT)
3,410	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2015A, 5.000%,	10/25 at 100.00	A	3,834,204
	10/01/38 (AMT)
2,865	Miami-Dade County, Florida, Special Obligation Bonds, Refunding Subordinate Series	10/22 at 100.00	A2	3,122,506
	2012B, 5.000%, 10/01/37
3,000	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Refunding	7/22 at 100.00	AA	3,244,800
	Series 2012, 5.000%, 7/01/42
1,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2010, 5.000%,	10/20 at 100.00	AA (4)	1,047,330
	10/01/39 (Pre-refunded 10/01/20) – AGM Insured
12,370	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A,	10/22 at 100.00	AA–	13,472,291
	5.000%, 10/01/42
4,000	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds,	10/20 at 100.00	AA	4,197,560
	Series 2010, 5.375%, 10/01/40
1,665	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando	10/19 at 100.00	A2	1,689,359
	Health, Inc., Series 2009, 5.125%, 10/01/26
115	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences	6/22 at 102.00	N/R	128,940
	of Boca Raton Project, Series 2014A, 7.250%, 6/01/34
4,635	Port Saint Lucie, Florida, Public Service Tax Revenue Bonds, Recovery Zone Facility Bond	9/24 at 100.00	AA–	5,311,942
	Series 2014B, 5.000%, 9/01/43
10,095	Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole	5/28 at 100.00	A–	11,594,814
	Electric Cooperative, Inc. Project, Refunding Series 2018B, 5.000%, 3/15/42
	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health
	Systems of South Florida Obligated Group, Series 2017:
5,770	5.000%, 8/15/42	8/27 at 100.00	A1	6,624,248
6,040	5.000%, 8/15/47	8/27 at 100.00	A1	6,905,472
705	Southeast Overtown/Park West Community Redevelopment Agency, Florida, Tax Increment	3/24 at 100.00	BBB+	782,621
	Revenue Bonds, Series 2014A-1, 5.000%, 3/01/30, 144A
1,500	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central	1/24 at 100.00	A–	1,629,360
	Florida Health Alliance Projects, Series 2014A, 5.250%, 7/01/44
700	Tampa, Florida, Cigarette Tax Allocation Bonds, H Lee Moffitt Cancer Center Project,	9/22 at 100.00	A+	765,534
	Refunding & Capital Improvement Series 2012A, 5.000%, 9/01/29
14,610	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Refunding	7/22 at 100.00	A2 (4)	16,098,175
	Series 2012B, 5.000%, 7/01/42 (Pre-refunded 7/01/22)
195	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	6/19 at 100.00	N/R	195,094
	Capital Appreciation, Series 2012A-3, 6.610%, 5/01/40, (5)
85	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/22 at 100.00	N/R	70,950
	Capital Appreciation, Series 2012A-4, 6.610%, 5/01/40, (5)
120	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note,	6/19 at 100.00	N/R	1
	Series 2007-3, 6.650%, 5/01/40, (7)
10	Tolomato Community Development District, Florida, Special Assessment Bonds, Non	6/19 at 100.00	N/R	10,010
	Performing Parcel Series 2007-1 RMKT, 6.650%, 5/01/40
290	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding	6/19 at 100.00	N/R	238,113
	Series 2015-1, 6.610%, 5/01/40
180	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding	6/19 at 100.00	N/R	121,433
	Series 2015-2, 6.610%, 5/01/40

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 195	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding	6/19 at 100.00	N/R	$ 2
	Series 2015-3, 6.610%, 5/01/40, (7)
910	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	6/19 at 100.00	N/R	911,056
	5.400%, 5/01/37
6,510	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson	6/25 at 100.00	A–	7,258,780
	University Inc. Project, Series 2015, 5.000%, 6/01/45
270,350	Total Florida			297,938,256
	Georgia – 1.5% (0.9% of Total Investments)
1,820	Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown Atlanta Stadium	7/25 at 100.00	Aa3	2,096,258
	Project, Senior Lien Series 2015A-1, 5.250%, 7/01/40
	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2009B:
525	5.250%, 11/01/34 – AGM Insured	11/19 at 100.00	AA–	534,109
985	5.250%, 11/01/34 (Pre-refunded 11/01/19) – AGM Insured	11/19 at 100.00	AA (4)	1,002,937
5,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015,	5/25 at 100.00	AA–	5,802,350
	5.000%, 11/01/32
1,760	Dalton Development Authority, Georgia, Revenue Certificates, Hamilton Health Care System	No Opt. Call	Baa2	1,980,669
	Inc., Series 1996, 5.500%, 8/15/26 – NPFG Insured
2,000	Fulton County Development Authority, Georgia, Hospital Revenue Bonds, Wellstar Health	4/27 at 100.00	A	2,271,500
	System, Inc. Project, Series 2017A, 5.000%, 4/01/47
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation
	Certificates, Northeast Georgia Health Services Inc., Series 2010A:
590	5.000%, 2/15/30	2/20 at 100.00	A	603,812
1,910	5.000%, 2/15/30 (Pre-refunded 2/15/20)	2/20 at 100.00	N/R (4)	1,960,175
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation
	Certificates, Northeast Georgia Health Services Inc., Series 2010B:
710	5.250%, 2/15/37	2/20 at 100.00	AA–	726,763
2,290	5.250%, 2/15/37 (Pre-refunded 2/15/20)	2/20 at 100.00	N/R (4)	2,354,624
10,260	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project J Bonds,	7/25 at 100.00	Baa3	10,634,387
	Series 2015A, 5.000%, 7/01/60
1,000	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B,	No Opt. Call	A–	1,025,790
	5.000%, 3/15/20
1,460	Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2019A,	5/29 at 100.00	A3	1,664,225
	5.000%, 5/15/43
825	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds,	No Opt. Call	N/R (4)	848,042
	Refunding Series 1992P, 6.250%, 7/01/20 – AMBAC Insured (ETM)
3,265	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Third	7/26 at 100.00	AA–	3,794,583
	Indenture, Series 2015B, 5.000%, 7/01/41
5,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University,	10/26 at 100.00	AA+	5,819,650
	Refunding Series 2016A, 5.000%, 10/01/46
1,220	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University,	10/21 at 100.00	Baa1	1,307,620
	Series 2012A, 5.250%, 10/01/27
1,425	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South	10/21 at 100.00	AA–	1,510,771
	Georgia Medical Center Project, Series 2011B, 5.000%, 10/01/41
42,045	Total Georgia			45,938,265
	Guam – 0.1% (0.1% of Total Investments)
765	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	BB	796,992
1,770	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/20 at 100.00	BBB– (4)	1,851,367
	Series 2010, 5.625%, 7/01/40 (Pre-refunded 7/01/20)
1,220	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/23 at 100.00	BBB–	1,323,639
	Series 2013, 5.500%, 7/01/43
3,755	Total Guam			3,971,998

NAD	Nuveen Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2019 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Hawaii – 1.6% (1.0% of Total Investments)
$ 13,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	7/23 at 100.00	A1	$ 14,474,460
	Health Obligated Group, Series 2013A, 5.500%, 7/01/43
6,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian	3/27 at 100.00	Baa2	6,129,360
	Electric Company, Inc. and Subsidiary Projects, Refunding Series 2017B, 4.000%, 3/01/37 (AMT)
11,205	Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%, 7/01/45 (AMT)	7/25 at 100.00	A1	12,548,031
10,000	Hawaii State, Airport System Revenue Bonds, Series 2018A, 5.000%, 7/01/48 (AMT)	7/28 at 100.00	A1	11,580,200
5,000	Hawaii State, General Obligation Bonds, Series 2017FK, 4.000%, 5/01/35	5/27 at 100.00	AA	5,468,250
45,205	Total Hawaii			50,200,301
	Idaho – 0.7% (0.5% of Total Investments)
5,000	Idaho Health Facilities Authority, Hospital Revenue Bonds, CHE Trinity Health Group,	12/27 at 100.00	AA–	5,778,050
	Series 2017A, 5.000%, 12/01/47
11,205	Idaho Health Facilities Authority, Hospital Revenue Bonds, CHE Trinity Health Group,	6/27 at 100.00	AA–	12,870,960
	Series 2017ID, 5.000%, 12/01/46
1,700	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project,	9/26 at 100.00	BB+	1,902,623
	Refunding Series 2016, 5.000%, 9/01/29
	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights
	Mitigation Series 2012A:
1,155	4.750%, 9/01/26	9/22 at 100.00	A3	1,253,891
310	5.000%, 9/01/32	9/22 at 100.00	A3	337,664
19,370	Total Idaho			22,143,188
	Illinois – 19.2% (12.1% of Total Investments)
	Bensenville, Illinois, General Obligation Bonds, Series 2011A:
1,055	5.000%, 12/15/30 – AGM Insured	12/21 at 100.00	AA	1,120,874
1,945	5.000%, 12/15/30 (Pre-refunded 12/15/21) – AGM Insured	12/21 at 100.00	AA (4)	2,110,811
6,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds,	4/27 at 100.00	A	6,952,440
	Series 2016, 6.000%, 4/01/46
1,470	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues	12/21 at 100.00	B2	1,499,180
	Series 2011A, 5.000%, 12/01/41
9,250	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/25 at 100.00	BB–	10,829,622
	Series 2016A, 7.000%, 12/01/44
2,400	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/26 at 100.00	B+	2,761,008
	Series 2016B, 6.500%, 12/01/46
11,295	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/27 at 100.00	B+	13,692,928
	Series 2017A, 7.000%, 12/01/46, 144A
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated
	Tax Revenues, Series 1998B-1:
10,000	0.000%, 12/01/20 – FGIC Insured	No Opt. Call	B+	9,541,200
10,130	0.000%, 12/01/24 – FGIC Insured	No Opt. Call	Baa2	8,380,144
7,140	0.000%, 12/01/25 – FGIC Insured	No Opt. Call	B+	5,675,729
4,325	0.000%, 12/01/29 – FGIC Insured	No Opt. Call	B+	2,880,623
4,235	0.000%, 12/01/31 – FGIC Insured	No Opt. Call	B+	2,543,922
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated
	Tax Revenues, Series 1999A:
15,000	0.000%, 12/01/21 – FGIC Insured	No Opt. Call	B+	13,848,750
10,000	0.000%, 12/01/23 – FGIC Insured	No Opt. Call	B+	8,588,700
8,845	5.500%, 12/01/26 – NPFG Insured	No Opt. Call	B+	9,931,520
7,900	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011,	12/21 at 100.00	A3	8,317,989
	5.250%, 12/01/40
1,594	Chicago, Illinois, Certificates of Participation Tax Increment Revenue Notes,	5/19 at 100.00	Ba3	1,594,868
	Fullerton/Milwaukee Redevelopment Project, Series 2011A, 6.830%, 3/15/24

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago, Illinois, FHA/GNMA Multifamily Housing Revenue Bonds, Archer Court Apartments,
	Series 1999A:
$ 45	5.500%, 12/20/19 (AMT)	6/19 at 100.00	N/R	$ 45,117
1,210	5.600%, 12/20/29 (AMT)	6/19 at 100.00	AA–	1,212,565
1,925	5.650%, 12/20/40 (AMT)	6/19 at 100.00	AA–	1,928,272
	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport,
	Refunding Senior Lien Series 2018A:
5,450	5.000%, 1/01/48 (AMT)	1/29 at 100.00	A	6,271,315
10,285	5.000%, 1/01/53 (AMT)	1/29 at 100.00	A	11,754,109
2,245	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior	1/25 at 100.00	A	2,472,351
	Lien Series 2015C, 5.000%, 1/01/46 (AMT)
	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior
	Lien Series 2017D:
11,250	5.000%, 1/01/42 (AMT)	1/27 at 100.00	A	12,696,525
3,000	5.000%, 1/01/47 (AMT)	1/27 at 100.00	A	3,374,760
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
4,115	0.000%, 1/01/33 – FGIC Insured	No Opt. Call	BBB–	2,417,069
29,600	0.000%, 1/01/38 – FGIC Insured	No Opt. Call	BBB–	13,654,776
11,675	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A,	1/27 at 100.00	BBB–	13,320,708
	6.000%, 1/01/38
	Chicago, Illinois, General Obligation Bonds, Series 2019A:
4,000	5.000%, 1/01/44	1/29 at 100.00	BBB–	4,248,560
3,630	5.500%, 1/01/49	1/29 at 100.00	BBB–	4,010,569
22,750	Chicago, Illinois, General Obligation Refunding Bonds, Emergency Telephone System,	No Opt. Call	BBB–	24,336,585
	Series 1999, 5.500%, 1/01/23 – FGIC Insured
6,280	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/22 at 100.00	N/R (4)	6,824,225
	(Pre-refunded 1/01/22)
6,410	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien Series 2001A,	No Opt. Call	Baa2	7,577,069
	5.500%, 1/01/30 – NPFG Insured
1,500	Chicago, Illinois, Water Revenue Bonds, Senior Lien Series 2001, 5.750%, 11/01/30 –	No Opt. Call	Baa2	1,844,205
	AMBAC Insured
4,500	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago	12/27 at 100.00	A+	5,005,260
	City Colleges, Series 2017, 5.000%, 12/01/47
13,310	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A,	11/20 at 100.00	AA–	13,845,861
	5.250%, 11/15/33
	Cook County, Illinois, General Obligation Bonds, Refunding Series 2018:
4,800	5.000%, 11/15/34	11/26 at 100.00	A2	5,360,832
3,250	5.000%, 11/15/35	11/26 at 100.00	AA–	3,618,225
	Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural
	History, Series 2002RMKT:
5,000	4.450%, 11/01/36	11/25 at 102.00	A2	5,390,400
815	4.500%, 11/01/36	11/24 at 100.00	A	860,893
2,785	5.500%, 11/01/36	11/23 at 100.00	A	3,063,667
410	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools	12/25 at 100.00	N/R	424,830
	Belmont School Project, Series 2015A, 6.000%, 12/01/45, 144A
13,955	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding	5/25 at 100.00	Aa3	15,518,239
	Series 2015, 5.000%, 5/01/45 (UB), (6)
2,000	Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Series 2016,	3/26 at 100.00	AA–	2,109,380
	4.000%, 3/01/38
2,500	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network,	2/27 at 100.00	Aa2	2,928,475
	Series 2016C, 5.000%, 2/15/33
4,985	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012,	9/22 at 100.00	AA+	5,421,038
	5.000%, 9/01/32

NAD	Nuveen Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2019 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
$ 4,750	5.000%, 9/01/39	9/24 at 100.00	AA+	$ 5,273,782
6,000	5.000%, 9/01/42	9/24 at 100.00	AA+	6,636,540
4,125	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B, 5.500%,	11/19 at 100.00	N/R (4)	4,204,159
	11/01/39 (Pre-refunded 11/01/19)
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding
	Series 2010A:
100	6.000%, 5/15/39	5/20 at 100.00	A	102,664
615	6.000%, 5/15/39 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (4)	642,103
10,745	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A,	11/25 at 100.00	A	11,746,864
	5.000%, 11/15/45
12,125	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C,	5/20 at 100.00	AA–	12,432,005
	5.125%, 5/15/35
	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A:
50	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	50,863
4,995	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	5,081,214
	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago,
	Series 2013A:
415	5.500%, 7/01/28	7/23 at 100.00	A–	466,834
390	6.000%, 7/01/43	7/23 at 100.00	A–	437,108
4,250	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated	5/25 at 100.00	A+	4,674,235
	Group, Series 2015B, 5.000%, 11/15/39
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,
	Refunding Series 2015C:
560	5.000%, 8/15/35	8/25 at 100.00	Baa1	622,916
3,745	5.000%, 8/15/44	8/25 at 100.00	Baa1	4,106,243
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,
	Series 2009:
2,000	6.875%, 8/15/38 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	2,029,800
3,000	7.000%, 8/15/44 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	3,045,420
1,000	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises,	3/20 at 100.00	A2 (4)	1,029,720
	Inc., Series 2005 Remarketed, 5.250%, 3/01/30 (Pre-refunded 3/01/20) – AGM Insured
	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center,
	Series 2009B:
470	5.000%, 8/15/26 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (4)	489,942
930	5.000%, 8/15/26	8/20 at 100.00	AA–	965,135
2,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center,	2/21 at 100.00	AA– (4)	2,666,375
	Series 2011C, 5.500%, 8/15/41 (Pre-refunded 2/15/21) (UB), (6)
3,000	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding	10/25 at 100.00	AA+	3,378,810
	Series 2015A, 5.000%, 10/01/46
11,140	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A,	10/21 at 100.00	AA–	11,772,863
	5.000%, 10/01/51
2,000	Illinois Health Facilities Authority, Revenue Bonds, Midwest Care Center I Inc.,	5/19 at 100.00	Aa1	2,008,940
	Series 2001, 5.950%, 2/20/36
1,830	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014,	6/24 at 100.00	BBB–	2,037,870
	5.250%, 6/15/32 – AGM Insured
	Illinois State, General Obligation Bonds, February Series 2014:
3,500	5.250%, 2/01/30	2/24 at 100.00	BBB–	3,741,290
4,100	5.250%, 2/01/31	2/24 at 100.00	BBB–	4,366,459
3,200	5.250%, 2/01/32	2/24 at 100.00	BBB–	3,399,488
2,000	5.250%, 2/01/33	2/24 at 100.00	BBB–	2,120,680
1,575	5.250%, 2/01/34	2/24 at 100.00	BBB–	1,666,901
2,000	5.000%, 2/01/39	2/24 at 100.00	BBB–	2,077,120

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 8,250	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/32	1/26 at 100.00	BBB–	$ 8,824,200
1,025	Illinois State, General Obligation Bonds, March Series 2012, 5.000%, 3/01/34	3/22 at 100.00	BBB–	1,057,821
450	Illinois State, General Obligation Bonds, May Series 2014, 5.000%, 5/01/39	5/24 at 100.00	BBB–	468,027
1,500	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/37	11/26 at 100.00	BBB–	1,592,100
	Illinois State, General Obligation Bonds, October Series 2016:
3,790	5.000%, 2/01/26	No Opt. Call	BBB–	4,149,330
3,510	5.000%, 2/01/28	2/27 at 100.00	BBB–	3,865,247
2,375	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/25	8/22 at 100.00	BBB–	2,501,469
	Illinois State, General Obligation Bonds, Series 2013:
2,500	5.250%, 7/01/31	7/23 at 100.00	BBB–	2,646,025
1,520	5.500%, 7/01/38	7/23 at 100.00	BBB–	1,607,962
2,020	Illinois State, Sales Tax Revenue Bonds, Build Illinois Series 2011, 3.750%, 6/15/25	6/21 at 100.00	BBB	2,038,402
1,395	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A,	1/23 at 100.00	AA–	1,519,462
	5.000%, 1/01/38
4,685	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015A,	7/25 at 100.00	AA–	5,293,909
	5.000%, 1/01/40
4,435	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015B,	1/26 at 100.00	AA–	5,028,093
	5.000%, 1/01/40
1,815	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust	1/23 at 100.00	A1	2,463,227
	2015-XF0051, 11.222%, 1/01/38 , 144A (IF)
1,875	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust	1/23 at 100.00	A1	2,544,169
	2015-XF0052, 11.217%, 1/01/38 , 144A (IF)
2,000	Kane & DeKalb Counties Community Unit School District 301, Illinois, General Obligation	No Opt. Call	Aa2	1,897,540
	Bonds, Series 2006, 0.000%, 12/01/21 – NPFG Insured
1,510	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Alternate	1/21 at 100.00	A2	1,581,151
	Revenue Source Series 2011A, 5.250%, 1/01/39 – AGM Insured
9,000	McHenry County Community Unit School District 200, Woodstock, Illinois, General	No Opt. Call	Aa2	8,269,560
	Obligation Bonds, Series 2006B, 0.000%, 1/15/23 – FGIC Insured
1,890	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	12/25 at 100.00	BBB–	2,006,500
	Bonds, Refunding Series 2015B, 5.000%, 6/15/52
5,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	12/25 at 100.00	BBB–	5,446,850
	Bonds, Series 2015A, 5.500%, 6/15/53
1,500	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	12/27 at 100.00	BBB–	1,607,250
	Bonds, Series 2017A, 5.000%, 6/15/57
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project
	Refunding Bonds, Series 2010A:
2,585	5.500%, 6/15/50 (Pre-refunded 6/15/20)	6/20 at 100.00	BBB– (4)	2,694,888
8,055	5.500%, 6/15/50	6/20 at 100.00	Ba1	8,191,371
1,050	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place	6/20 at 100.00	BBB–	1,076,009
	Expansion Project, Capital Appreciation Refunding Series 2010B-1, 5.000%, 6/15/50
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place
	Expansion Project, Refunding Series 1996A:
6,015	0.000%, 12/15/21 – NPFG Insured	No Opt. Call	Baa2	5,627,454
12,250	0.000%, 12/15/22 – NPFG Insured	No Opt. Call	BBB–	11,121,530
23,575	0.000%, 12/15/23 – NPFG Insured	No Opt. Call	BBB–	20,733,034
10,775	0.000%, 12/15/24 – NPFG Insured	No Opt. Call	BBB–	9,166,292
2,685	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place	6/20 at 100.00	BBB	2,715,904
	Expansion Project, Refunding Series 2010B-2, 5.000%, 6/15/50

NAD	Nuveen Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2019 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place
	Expansion Project, Series 2002A:
$ 155	0.000%, 12/15/23 (ETM)	No Opt. Call	N/R (4)	$ 141,839
6,610	0.000%, 12/15/23	No Opt. Call	BBB	5,813,164
5,000	0.000%, 12/15/34 – NPFG Insured	No Opt. Call	BBB–	2,779,000
1,100	0.000%, 12/15/35 – NPFG Insured	No Opt. Call	BBB	584,804
3,805	0.000%, 6/15/41 – NPFG Insured	No Opt. Call	BBB–	1,517,092
2,750	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place	No Opt. Call	AA+ (4)	3,299,340
	Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds,
	Series 2010:
1,550	5.250%, 6/01/21	No Opt. Call	A	1,652,315
800	6.000%, 6/01/28 (Pre-refunded 6/01/21)	6/21 at 100.00	N/R (4)	870,872
	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,
	Illinois, General Obligation Bonds, Series 1999:
22,650	5.750%, 6/01/19 – AGM Insured	No Opt. Call	A2	22,719,988
3,500	5.750%, 6/01/23 – AGM Insured	No Opt. Call	A2	3,928,190
2,395	Southwestern Illinois Development Authority, Local Government Revenue Bonds,	No Opt. Call	AA	2,176,648
	Edwardsville Community Unit School District 7 Project, Series 2007, 0.000%, 12/01/22 –
	AGM Insured
	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
2,250	5.000%, 3/01/29	3/25 at 100.00	A3	2,557,305
3,505	5.000%, 3/01/40 – AGM Insured	3/25 at 100.00	A2	3,882,839
	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013:
1,580	6.000%, 10/01/32	10/23 at 100.00	A–	1,793,837
9,625	6.250%, 10/01/38	10/23 at 100.00	Baa1	10,971,152
2,745	6.000%, 10/01/42	10/23 at 100.00	Baa1	3,093,368
4,930	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation	No Opt. Call	A2	4,451,100
	Bonds, Series 2006, 0.000%, 1/01/23 – AGM Insured
597,359	Total Illinois			595,048,160
	Indiana – 1.9% (1.2% of Total Investments)
6,180	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown	No Opt. Call	Baa2	5,745,422
	Point Community School Corporation, Series 2000, 0.000%, 1/15/23 – NPFG Insured
1,555	Indiana Finance Authority, Educational Facilities Revenue Bonds, Butler University	2/22 at 100.00	A–	1,673,569
	Project, Refunding Series 2012B, 5.000%, 2/01/28
1,050	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	B	1,056,878
	Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39
2,865	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project,	5/23 at 100.00	A	3,102,709
	Series 2012A, 5.000%, 5/01/42
1,500	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health	3/20 at 100.00	N/R (4)	1,542,555
	Services Project, Refunding Series 2010, 5.125%, 3/01/30 (Pre-refunded 3/02/20)
7,480	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation	6/25 at 100.00	AA	8,358,002
	Group, Refunding 2015A, 5.000%, 12/01/40
	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing
	Project, Series 2013A:
3,015	5.000%, 7/01/44 (AMT)	7/23 at 100.00	BBB+	3,254,542
1,420	5.000%, 7/01/48 (AMT)	7/23 at 100.00	BBB+	1,529,567
1,500	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB+	1,622,610
	Project, Series 2013B, 5.000%, 7/01/40 (AMT)
4,170	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding	12/19 at 100.00	AA– (4)	4,257,320
	Series 2009A, 5.250%, 12/01/38 (Pre-refunded 12/01/19)
2,500	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding	12/20 at 100.00	AA– (4)	2,626,075
	Series 2010B, 5.000%, 12/01/37 (Pre-refunded 12/01/20)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$ 5,115	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project,	10/26 at 100.00	A	$ 5,879,641
	First Lien Green Series 2016A, 5.000%, 10/01/41
2,750	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project,	10/21 at 100.00	A2	2,932,243
	Series 2011B, 5.000%, 10/01/41
4,500	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project,	10/22 at 100.00	A1	4,613,715
	Series 2012A, 4.000%, 10/01/42
4,375	Indiana Municipal Power Agency Power Supply System Revenue Bonds, Refunding	7/26 at 100.00	A+	5,004,431
	Series 2016A, 5.000%, 1/01/42
3,985	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project,	1/24 at 100.00	N/R	4,637,384
	Series 2013, 7.000%, 1/01/44 (AMT)
53,960	Total Indiana			57,836,663
	Iowa – 1.5% (0.9% of Total Investments)
1,505	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc.	8/22 at 100.00	Ba2	1,557,976
	Project, Series 2012, 4.750%, 8/01/42
1,335	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer	12/23 at 100.00	B–	1,439,491
	Company Project, Series 2013, 5.250%, 12/01/25
1,710	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer	6/19 at 105.00	B–	1,797,347
	Company Project, Series 2016, 5.875%, 12/01/26, 144A
1,990	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer	12/22 at 105.00	B+	2,134,016
	Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory Put 12/01/22)
3,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Refunding	12/19 at 100.00	AAA	3,060,270
	Series 2009-2, 5.500%, 12/01/25
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
24,420	5.500%, 6/01/42	6/19 at 100.00	B2	24,175,800
12,100	5.625%, 6/01/46	6/19 at 100.00	B	11,974,160
46,060	Total Iowa			46,139,060
	Kansas – 0.3% (0.2% of Total Investments)
1,240	Johnson and Miami Counties Unified School District 230, Kansas, General Obligation	9/21 at 100.00	Aa3	1,332,789
	Bonds, Series 2011A, 5.000%, 9/01/26
	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health
	System/Sunbelt Obligated Group, Series 2009C:
35	5.500%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (4)	35,695
1,505	5.500%, 11/15/29	11/19 at 100.00	AA	1,533,670
3,965	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 2018A,	7/28 at 100.00	A	4,543,692
	5.000%, 7/01/48
1,610	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park	6/19 at 100.00	Ba3	1,612,625
	Convention Center, Series 2007A, 5.125%, 1/01/22 – AMBAC Insured
430	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak	4/20 at 100.00	BBB	439,619
	Park Mall Project, Series 2010, 5.900%, 4/01/32
8,785	Total Kansas			9,498,090
	Kentucky – 1.7% (1.1% of Total Investments)
5,540	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist	8/21 at 100.00	Baa1	5,864,035
	Healthcare System Obligated Group, Series 2011, 5.250%, 8/15/46
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro
	Medical Health System, Series 2010A:
2,000	6.000%, 6/01/30 (Pre-refunded 6/01/20)	6/20 at 100.00	BB+ (4)	2,092,760
5,500	6.500%, 3/01/45 (Pre-refunded 6/01/20)	6/20 at 100.00	Baa3 (4)	5,783,800
2,730	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky	7/25 at 100.00	Baa2	2,902,836
	Information Highway Project, Senior Series 2015A, 5.000%, 1/01/45

NAD	Nuveen Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2019 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Convertible Capital Appreciation Series 2013C:
$ 4,790	6.750%, 7/01/43, (5)	7/31 at 100.00	Baa3	$ 4,840,199
3,655	6.875%, 7/01/46, (5)	7/31 at 100.00	Baa3	3,700,395
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Series 2013A:
8,360	5.750%, 7/01/49	7/23 at 100.00	Baa3	9,123,101
585	6.000%, 7/01/53	7/23 at 100.00	Baa3	641,651
9,195	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State	6/21 at 100.00	A–	9,672,956
	Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/30
	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project,
	Improvement and Refunding Series 2011:
495	6.250%, 3/01/31 (Pre-refunded 3/01/21)	3/21 at 100.00	Baa2 (4)	535,877
4,505	6.250%, 3/01/31	3/21 at 100.00	Baa2	4,779,445
1,375	6.500%, 3/01/41	3/21 at 100.00	N/R	1,462,574
48,730	Total Kentucky			51,399,629
	Louisiana – 3.2% (2.0% of Total Investments)
4,955	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala	7/23 at 100.00	N/R	5,292,138
	Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36
2,665	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2014B,	2/25 at 100.00	AA–	3,036,341
	5.000%, 2/01/39
3,130	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue	12/27 at 100.00	A2	3,664,103
	Bonds, Series 2017B, 5.000%, 12/01/42 – AGM Insured
	Lafayette Parish School Board, Louisiana, Sales Tax Revenue Bonds, Series 2018:
1,500	4.000%, 4/01/40	4/27 at 100.00	AA+	1,609,905
4,685	4.000%, 4/01/43	4/27 at 100.00	AA+	5,000,394
5,200	Louisiana Local Government Environmental Facilities and Community Development Authority,	2/24 at 100.00	A+	5,745,584
	Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Subordinate Lien
	Series 2014A, 5.000%, 2/01/44
1,380	Louisiana Local Government Environmental Facilities and Community Development Authority,	8/20 at 100.00	BBB	1,452,781
	Revenue Bonds, Westlake Chemical Corporation Projects, Series 2009A, 6.500%, 8/01/29
8,295	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing	7/23 at 100.00	N/R	9,082,610
	(US) LLC Project, Series 2013, 6.500%, 7/01/36, 144A (AMT)
845	Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds, Lafayette	11/25 at 100.00	Baa2	914,104
	General Medical Center Project, Series 2016A, 5.000%, 11/01/45
1,830	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/26 at 100.00	A3	1,928,363
	Refunding Series 2016, 4.000%, 5/15/35
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,
	Refunding Series 2017:
5,000	5.000%, 5/15/42	5/27 at 100.00	A3	5,637,650
965	5.000%, 5/15/46	5/27 at 100.00	A3	1,085,567
4,305	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/21 at 100.00	A3 (4)	4,741,871
	Series 2011, 6.750%, 5/15/41 (Pre-refunded 5/15/21)
330	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien	7/23 at 100.00	A2	364,033
	Series 2013A, 5.000%, 7/01/36
14,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Series 2015A,	5/25 at 100.00	AA–	14,772,520
	4.000%, 5/01/41
	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal
	Project, Series 2015B:
6,235	5.000%, 1/01/40 (AMT)	1/25 at 100.00	A–	6,873,215
6,895	5.000%, 1/01/45 (AMT)	1/25 at 100.00	A–	7,574,433
4,800	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal	1/27 at 100.00	A–	5,377,296
	Project, Series 2017B, 5.000%, 1/01/48 (AMT)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$ 1,000	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012, 5.000%,	12/22 at 100.00	A2	$ 1,101,370
	12/01/28 – AGM Insured
5,350	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014,	6/24 at 100.00	A–	5,754,888
	5.000%, 6/01/44
1,200	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/44	12/24 at 100.00	A–	1,302,492
485	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project,	No Opt. Call	BBB	506,282
	Series 2010, 4.000%, 12/01/40 (Mandatory Put 6/01/22)
5,655	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding Series 2015,	12/25 at 100.00	A–	6,286,664
	5.000%, 12/01/40
90,705	Total Louisiana			99,104,604
	Maine – 0.8% (0.5% of Total Investments)
2,775	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine	7/23 at 100.00	Ba1	2,971,054
	Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/33
	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine
	Medical Center Obligated Group Issue, Series 2016A:
3,820	4.000%, 7/01/41	7/26 at 100.00	Ba1	3,867,024
2,800	4.000%, 7/01/46	7/26 at 100.00	Ba1	2,830,408
3,245	Maine Health and Higher Educational Facilities Authority Revenue Bonds, MaineHealth	7/28 at 100.00	A+	3,733,859
	Issue, Series 2018A, 5.000%, 7/01/43
2,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Bates College,	7/23 at 100.00	A+	2,205,780
	Series 2013, 5.000%, 7/01/43
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General
	Medical Center, Series 2011:
3,000	6.750%, 7/01/36	7/21 at 100.00	Ba3	3,252,720
2,260	6.750%, 7/01/41	7/21 at 100.00	Ba3	2,442,021
1,720	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2010A,	7/20 at 100.00	A1	1,776,588
	5.000%, 7/01/40
	Maine Turnpike Authority, Special Obligation Bonds, Series 2014:
1,290	5.000%, 7/01/33	7/24 at 100.00	A–	1,451,676
1,020	5.000%, 7/01/34	7/24 at 100.00	A–	1,146,031
23,930	Total Maine			25,677,161
	Maryland – 0.3% (0.2% of Total Investments)
5,000	Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Series 2014C, 5.000%, 7/01/44	1/25 at 100.00	AA–	5,642,900
450	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy	7/21 at 100.00	BBB	487,377
	Medical Center, Series 2011, 6.000%, 7/01/25
515	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson	7/19 at 100.00	BB+	516,303
	Park Public Charter School Issue, Series 2010, 6.000%, 7/01/40
1,790	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula	7/24 at 100.00	A	1,974,799
	Regional Medical Center Issue, Refunding Series 2015, 5.000%, 7/01/39
1,070	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside	11/24 at 103.00	BB	1,189,883
	King Farm Project, Series 2017A-1, 5.000%, 11/01/28
8,825	Total Maryland			9,811,262
	Massachusetts – 1.8% (1.2% of Total Investments)
	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,
	Refunding Senior Lien Series 2010B:
4,410	5.000%, 1/01/32	1/20 at 100.00	A2	4,501,111
7,500	5.000%, 1/01/37	1/20 at 100.00	A2	7,652,475
650	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare	6/19 at 100.00	N/R	627,412
	Project, Series 2007A, 6.750%, 10/15/37
815	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare	10/20 at 100.00	N/R	828,716
	Project, Series 2010, 7.625%, 10/15/37

NAD	Nuveen Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2019 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
$ 825	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue,	7/25 at 100.00	BBB	$ 901,304
	Green Bonds, Series 2015D, 5.000%, 7/01/44
3,500	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series	10/26 at 100.00	A+	4,022,760
	2016BB-1, 5.000%, 10/01/46
	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Tender
	Option Bond Trust 2016-XG0070:
930	10.560%, 10/01/48, 144A (IF), (6)	10/23 at 100.00	A+	1,322,116
505	10.607%, 10/01/48, 144A (IF), (6)	10/23 at 100.00	A+	718,186
3,200	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015,	1/25 at 100.00	Baa2	3,356,064
	4.500%, 1/01/45
1,220	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities,	1/23 at 100.00	BBB	1,334,253
	Series 2013A, 5.125%, 1/01/25
2,300	Massachusetts Development Finance Agency, Revenue Bonds, Olin College, Series 2013E,	11/23 at 100.00	A2	2,548,170
	5.000%, 11/01/43
1,500	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care,	7/26 at 100.00	BBB+	1,541,220
	Series 2016I, 4.000%, 7/01/41
	Massachusetts Development Finance Agency, Revenue Bonds, Western New England
	University, Series 2015:
1,145	5.000%, 9/01/40	9/25 at 100.00	BBB	1,260,542
1,280	5.000%, 9/01/45	9/25 at 100.00	BBB	1,404,365
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Suffolk
	University, Refunding Series 2009A:
3,190	5.750%, 7/01/39	7/19 at 100.00	Baa2	3,211,437
6,335	5.750%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (4)	6,378,585
700	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project,	7/21 at 100.00	A3	743,302
	Series 2011A, 5.125%, 7/01/41
5,930	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior	5/23 at 100.00	Aa2	6,518,908
	Series 2013A, 5.000%, 5/15/43
1,100	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior	No Opt. Call	A2	1,001,044
	Series 1997A, 0.000%, 1/01/24 – NPFG Insured
6,700	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Parking	7/21 at 100.00	A+	7,078,818
	Revenue Bonds, Senior Lien Series 2011, 5.000%, 7/01/41
53,735	Total Massachusetts			56,950,788
	Michigan – 2.3% (1.4% of Total Investments)
3,535	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A2	3,828,794
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
2,020	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A,	7/21 at 100.00	A2	2,148,048
	5.250%, 7/01/41
1,000	Eastern Michigan University, General Revenue Bonds, Series 2018A, 4.000%, 3/01/44 –	3/28 at 100.00	A2	1,054,440
	AGM Insured
3,665	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2011A,	7/21 at 100.00	AA–	3,938,885
	5.500%, 7/01/41
1,500	Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated Group,	11/22 at 100.00	A+	1,609,965
	Series 2012, 5.000%, 11/15/42
405	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	7/24 at 100.00	A2	451,875
	Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1,
	5.000%, 7/01/37 – AGM Insured
2,690	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	7/24 at 100.00	A2	3,031,764
	Sewerage Department Water Supply System Local Project, Series 2014C-3, 5.000%, 7/01/32 –
	AGM Insured

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$ 1,000	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	7/24 at 100.00	A3	$ 1,118,690
	Sewerage Department Water Supply System Local Project, Series 2014D-6, 5.000%, 7/01/36 –
	NPFG Insured
	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding
	Series 2015MI:
2,500	5.000%, 12/01/31	6/22 at 100.00	AA–	2,703,250
3,670	5.000%, 12/01/32	6/22 at 100.00	AA–	3,966,096
2,000	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Series 2012,	10/22 at 100.00	AAA	2,222,900
	5.000%, 10/01/31 (Pre-refunded 10/01/22)
5,000	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit	11/26 at 100.00	AA+	5,260,950
	Group, Refunding and Project Series 2010F-6, 4.000%, 11/15/47
1,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding	10/21 at 100.00	AA–	1,081,450
	Series 2011-I-A, 5.375%, 10/15/41
10,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding	10/25 at 100.00	AA–	11,565,100
	Series 2015-I, 5.000%, 4/15/34
3,495	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health	11/19 at 100.00	N/R (4)	3,571,890
	System, Refunding Series 2009, 5.750%, 11/15/39 (Pre-refunded 11/15/19)
5,200	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group,	6/22 at 100.00	AA–	5,526,924
	Series 2009C, 5.000%, 12/01/48
5,000	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue	5/19 at 100.00	B2	4,962,550
	Bonds, Series 2008A, 6.875%, 6/01/42
3,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne	12/22 at 100.00	A	3,293,340
	County Airport, Series 2012A, 5.000%, 12/01/37
	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne
	County Airport, Series 2015D:
1,325	5.000%, 12/01/40	12/25 at 100.00	A	1,509,440
1,200	5.000%, 12/01/45	12/25 at 100.00	A	1,360,848
	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne
	County Airport, Series 2017B:
1,350	5.000%, 12/01/42 (AMT)	12/27 at 100.00	A	1,541,565
3,140	5.000%, 12/01/47 (AMT)	12/27 at 100.00	A	3,572,441
1,120	Wayne State University, Michigan, General Revenue Bonds, Series 2018A, 5.000%, 11/15/36	11/25 at 100.00	A+	1,268,590
64,815	Total Michigan			70,589,795
	Minnesota – 1.7% (1.1% of Total Investments)
310	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory	8/26 at 100.00	BB+	309,600
	Academy, Refunding Series 2016A, 4.000%, 8/01/36
2,000	Brainerd Independent School District 181, Crow Wing County, Minnesota, General	2/27 at 100.00	AAA	2,141,120
	Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42
5,000	Dakota and Washington Counties Housing and Redevelopment Authority, Minnesota, GNMA	No Opt. Call	AA+ (4)	5,106,100
	Mortgage-Backed Securities Program Single Family Residential Mortgage Revenue Bonds,
	Series 1988, 8.450%, 9/01/19 (AMT) (ETM)
500	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project,	7/25 at 100.00	BB+	498,700
	Series 2016A, 4.000%, 7/01/37
5,625	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds,	2/28 at 100.00	A–	6,332,231
	Essentia Health Obligated Group, Series 2018A, 5.000%, 2/15/53
3,010	Independent School District 621, Mounds View, Minnesota, General Obligation Bonds,	2/27 at 100.00	AAA	3,213,807
	School Building Series 2018A, 4.000%, 2/01/42
3,000	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/20 at 100.00	AA–	3,062,190
	Senior Lien Series 2010A, 5.000%, 1/01/35
2,295	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/27 at 100.00	AA–	2,654,810
	Senior Lien Series 2016C, 5.000%, 1/01/46

NAD	Nuveen Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2019 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,
	Subordinate Lien Series 2016D:
$ 470	5.000%, 1/01/32 (AMT)	1/27 at 100.00	A+	$ 549,444
450	5.000%, 1/01/35 (AMT)	1/27 at 100.00	A+	520,610
580	5.000%, 1/01/37 (AMT)	1/27 at 100.00	A+	667,110
750	5.000%, 1/01/41 (AMT)	1/27 at 100.00	A+	854,678
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton College,
	Refunding Series 2017:
1,460	4.000%, 3/01/41	3/27 at 100.00	Aa2	1,560,682
1,700	4.000%, 3/01/47	3/27 at 100.00	Aa2	1,811,163
2,150	Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester College,	3/27 at 100.00	Aa3	2,285,299
	Refunding Series 2017, 4.000%, 3/01/48
910	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Series 2018A,	5/28 at 100.00	AA	974,983
	4.000%, 11/15/48
2,000	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Park Nicollet Health	7/19 at 100.00	N/R (4)	2,013,260
	Services, Refunding Series 2009, 5.750%, 7/01/39 (Pre-refunded 7/01/19)
1,520	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue	12/24 at 100.00	BBB–	1,554,823
	Bonds, Community of Peace Academy Project, Refunding Series 2015A, 5.000%, 12/01/50
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue
	Bonds, Hmong College Prep Academy Project, Series 2016A:
2,205	5.500%, 9/01/36	9/26 at 100.00	BB+	2,392,800
2,500	5.750%, 9/01/46	9/26 at 100.00	BB+	2,709,350
	Saint Paul Housing and Redevelopment Authority Minnesota, Senior Housing and Health Care
	Revenue Bonds, Episcopal Homes Project, Series 2013:
500	5.000%, 5/01/33	5/23 at 100.00	N/R	510,885
1,000	5.125%, 5/01/48	5/23 at 100.00	N/R	1,007,360
2,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds,	11/27 at 100.00	A2	2,292,040
	Fairview Health Services, Series 2017A, 5.000%, 11/15/47
400	Saint Paul Housing and Redevelopment Authority, Minnesota, Upper Landing Project Tax	3/20 at 102.00	N/R	412,540
	Increment Revenue Refunding Bonds, Series 2012, 5.000%, 9/01/26
750	St Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds,	11/25 at 100.00	N/R (4)	894,810
	HealthEast Inc., Series 2015A, 5.000%, 11/15/29 (Pre-refunded 11/15/25)
3,855	West Saint Paul-Mendota Heights-Eagan Independent School District 197, Dakota County,	2/27 at 100.00	AAA	4,135,336
	Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/41
2,000	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Series 2014A,	1/24 at 100.00	Aa3	2,232,820
	5.000%, 1/01/46
48,940	Total Minnesota			52,698,551
	Mississippi – 0.8% (0.5% of Total Investments)
	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial
	Healthcare, Series 2016A:
7,500	5.000%, 9/01/36	9/26 at 100.00	BBB+	8,380,275
15,500	5.000%, 9/01/46	9/26 at 100.00	BBB+	17,078,520
23,000	Total Mississippi			25,458,795
	Missouri – 3.8% (2.4% of Total Investments)
1,000	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series	8/26 at 100.00	Baa2	1,112,070
	2016, 5.000%, 8/01/28
2,000	Bridgeton Industrial Development Authority, Missouri, Senior Housing Revenue Bonds, The	5/25 at 100.00	N/R	1,928,600
	Sarah Community Project, Refunding Series 2016, 3.625%, 5/01/30
500	Curators of the University of Missouri, System Facilities Revenue Bonds, Refunding	11/24 at 100.00	AA+	538,320
	Series 2014A, 4.000%, 11/01/33
2,000	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood,	10/19 at 100.00	A–	2,023,760
	Missouri, Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$ 400	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward	4/26 at 100.00	N/R	$ 403,240
	Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016,
	5.000%, 4/01/46, 144A
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds,
	Series 2004B-1:
7,000	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	A1	5,680,500
5,000	0.000%, 4/15/28 – AMBAC Insured	No Opt. Call	A1	3,923,050
5,000	0.000%, 4/15/29 – AMBAC Insured	No Opt. Call	A1	3,791,200
4,470	Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Improvement Series 2018A,	1/28 at 100.00	AA	4,745,039
	4.000%, 1/01/42
940	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson	No Opt. Call	A3	958,086
	Landing Project, Series 2005A, 6.000%, 6/01/20
1,000	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds,	5/26 at 100.00	A+	1,145,600
	Saint Luke’s Health System, Inc., Series 2016, 5.000%, 11/15/34
3,080	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue	5/23 at 100.00	BBB	3,317,807
	Bonds, Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43
1,260	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue	10/23 at 100.00	A+	1,407,722
	Bonds, University of Central Missouri, Series 2013C-2, 5.000%, 10/01/34
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,
	CoxHealth, Series 2013A:
1,045	5.000%, 11/15/44	11/23 at 100.00	A2	1,130,805
11,090	5.000%, 11/15/48	11/23 at 100.00	A2	11,981,081
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,
	Mercy Health, Series 2017C:
5,000	5.000%, 11/15/42	11/27 at 100.00	AA–	5,783,600
10,000	4.000%, 11/15/47	11/27 at 100.00	AA–	10,506,000
2,250	5.000%, 11/15/47	11/27 at 100.00	AA–	2,594,993
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,
	SSM Health Care, Series 2018A:
2,000	4.000%, 6/01/48	6/28 at 100.00	A+	2,105,500
3,500	5.000%, 6/01/48	6/28 at 100.00	A+	4,013,170
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Children’s Mercy
	Hospital, Series 2017A:
1,250	4.000%, 5/15/42	5/25 at 102.00	A+	1,289,163
16,750	4.000%, 5/15/48	5/25 at 102.00	A+	17,282,817
11,295	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior	2/26 at 100.00	BBB	12,157,034
	Services Projects, Series 2016B, 5.000%, 2/01/46
400	Missouri Health and Educational Facilities Authority, Revenue Bonds, Maryville	6/22 at 100.00	Baa2	404,856
	University of St Louis Project, Series 2015, 3.500%, 6/15/30
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis
	University, Series 2017A:
725	4.000%, 10/01/36	4/27 at 100.00	A1	779,150
3,510	5.000%, 10/01/42	4/27 at 100.00	A1	4,040,747
3,775	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University,	4/21 at 100.00	Baa1 (4)	4,012,221
	Series 2011, 5.000%, 4/01/26 (Pre-refunded 4/01/21)
2,000	Missouri Joint Municipal Electric Utility Commission, Power Supply System Revenue Bonds,	6/27 at 100.00	A2	2,304,920
	MoPEP Facilities, Series 2018, 5.000%, 12/01/43
1,000	North Central Missouri Regional Water Commission, Waterworks System Revenue Bonds,	6/19 at 100.00	N/R	1,000,430
	Series 2006, 5.000%, 1/01/37
2,000	Saint Charles County Public Water Supply District 2, Missouri, Certificates of	12/21 at 100.00	AA+	2,052,380
	Participation, Series 2015, 4.125%, 12/01/38
575	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship	9/22 at 100.00	N/R (4)	635,582
	Village of Chesterfield, Series 2012, 5.000%, 9/01/42 (Pre-refunded 9/01/22)

NAD	Nuveen Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2019 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$ 375	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship	9/23 at 100.00	BB+	$ 407,494
	Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43
1,000	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship	9/27 at 100.00	BB+	1,057,130
	Village Saint Louis Obligated Group, Series 2017, 5.000%, 9/01/48
490	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Airport,	7/22 at 100.00	A–	516,083
	Refunding Series 2012, 4.250%, 7/01/29 – FGIC Insured (AMT)
113,680	Total Missouri			117,030,150
	Montana – 0.2% (0.1% of Total Investments)
3,315	Montana Facilities Finance Authority, Montana, Health Facilities Revenue Bonds, Bozeman	6/28 at 100.00	A	3,823,687
	Deaconess Health Services Obligated Group, Series 2018, 5.000%, 6/01/48
2,090	Montana Facility Finance Authority, Healthcare Facility Revenue Bonds, Kalispell	7/28 at 100.00	BBB	2,334,133
	Regional Medical Center, Series 2018B, 5.000%, 7/01/43
5,405	Total Montana			6,157,820
	Nebraska – 0.2% (0.1% of Total Investments)
2,300	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012,	9/22 at 100.00	BBB+	2,489,474
	5.000%, 9/01/32
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska
	Methodist Health System, Refunding Series 2015:
1,635	4.125%, 11/01/36	11/25 at 100.00	A–	1,710,439
1,000	5.000%, 11/01/45	11/25 at 100.00	A–	1,090,410
4,935	Total Nebraska			5,290,323
	Nevada – 2.9% (1.8% of Total Investments)
39,625	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B,	1/20 at 100.00	A+	40,609,681
	5.750%, 7/01/42
	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran
	International Airport, Series 2010A:
5,210	5.250%, 7/01/39 – AGM Insured	1/20 at 100.00	Aa3	5,316,805
9,725	5.250%, 7/01/42	1/20 at 100.00	A+	9,918,430
5,800	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	BBB+ (4)	5,843,210
	8.000%, 6/15/30 (Pre-refunded 6/15/19)
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding
	Series 2015:
9,000	5.000%, 6/01/32	12/24 at 100.00	AA+	10,348,470
5,000	5.000%, 6/01/39	12/24 at 100.00	AA+	5,712,250
2,600	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B,	6/22 at 100.00	AA+	2,809,768
	5.000%, 6/01/42
	Nevada System of Higher Education, Community College Revenue Bonds, Series 2017:
2,400	4.000%, 7/01/41	7/27 at 100.00	AA–	2,520,792
2,000	4.000%, 7/01/47	7/27 at 100.00	AA–	2,101,000
1,145	North Las Vegas, Nevada, General Obligation Bonds, Wastewater Reclamation System	6/19 at 100.00	BB	1,146,901
	Series 2006, 5.000%, 10/01/25 – NPFG Insured
	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors
	Authority, Refunding Series 2011:
95	5.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	101,736
130	5.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	139,217
1,825	5.000%, 7/01/32	7/21 at 100.00	Aa2	1,945,742
84,555	Total Nevada			88,514,002
	New Hampshire – 0.5% (0.3% of Total Investments)
5,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated	10/19 at 100.00	Baa1 (4)	5,092,650
	Group Issue, Series 2009A, 6.125%, 10/01/39 (Pre-refunded 10/01/19)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Hampshire (continued)
$ 3,500	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Catholic Medical	7/22 at 100.00	Baa1	$ 3,613,260
	Center, Series 2012, 4.000%, 7/01/32
1,110	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth	6/19 at 100.00	AA+ (4)	1,119,957
	College, Tender Option Bond Trust 2016-XL0025, 10.052%, 6/01/39 , 144A (Pre-refunded
	6/01/19) (IF), (6)
4,000	New Hampshire Health and Education Facilities Authority, Revenue Bonds,	2/28 at 100.00	A	4,701,600
	Dartmouth-Hitchcock Obligated Group, Series 2018A, 5.000%, 8/01/35
13,610	Total New Hampshire			14,527,467
	New Jersey – 4.4% (2.8% of Total Investments)
905	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue	2/23 at 100.00	BBB+	988,857
	Bonds, Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42
	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge
	Replacement Project, Series 2013:
1,965	5.000%, 1/01/31 – AGM Insured (AMT)	1/24 at 100.00	BBB	2,179,932
1,865	5.125%, 1/01/39 – AGM Insured (AMT)	1/24 at 100.00	AA	2,059,296
1,585	5.125%, 7/01/42 – AGM Insured (AMT)	1/24 at 100.00	BBB	1,742,834
2,000	New Jersey Economic Development Authority, School Facilities Construction Bonds,	12/26 at 100.00	A–	2,298,680
	Refunding Series 2016BBB, 5.500%, 6/15/31
6,770	New Jersey Economic Development Authority, School Facilities Construction Bonds,	No Opt. Call	BBB+	8,212,416
	Series 2005N-1, 5.500%, 9/01/27 – NPFG Insured
2,825	New Jersey Economic Development Authority, School Facilities Construction Bonds,	6/24 at 100.00	BBB+	3,056,622
	Series 2014UU, 5.000%, 6/15/30
555	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident	6/20 at 100.00	N/R (4)	579,875
	Group-Montclair Properties LLC, Montclair State University Student Housing Project,
	Series 2010A, 5.750%, 6/01/31 (Pre-refunded 6/01/20)
6,030	New Jersey Economic Development Authority, Sublease Revenue Bonds, New Jersey Transit	No Opt. Call	BBB+	6,903,385
	Corporation Projects, Refunding Series 2017B, 5.000%, 11/01/25
900	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and	6/19 at 100.00	N/R (4)	904,275
	Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)
1,480	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint	6/19 at 100.00	BB+	1,484,351
	Peters University Hospital, Series 2007, 5.750%, 7/01/37
8,415	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas	7/26 at 100.00	A1	9,656,802
	Health Obligated Group, Refunding Series 2016A, 5.000%, 7/01/43
2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas	7/21 at 100.00	N/R (4)	2,168,260
	Health Care System, Refunding Series 2011A, 5.625%, 7/01/32 (Pre-refunded 7/01/21)
1,235	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University	7/25 at 100.00	AA	1,367,553
	Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured
665	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender	6/19 at 100.00	BBB+	674,004
	Option Bond Trust 2016-XG0001, 13.620%, 6/01/30 , 144A (IF), (6)
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue
	Notes, Series 2016A-1:
2,020	5.000%, 6/15/28	6/26 at 100.00	Baa1	2,328,858
3,340	5.000%, 6/15/29	6/26 at 100.00	Baa1	3,830,880
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	BBB+	789,730
	Appreciation Series 2010A, 0.000%, 12/15/26
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding
	Series 2006C:
21,120	0.000%, 12/15/28 – AMBAC Insured	No Opt. Call	BBB+	15,339,456
10,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	A–	6,217,100
20,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	A–	11,965,800
25,000	0.000%, 12/15/35 – AMBAC Insured	No Opt. Call	BBB+	13,269,250
30,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	BBB+	15,175,800

NAD	Nuveen Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2019 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$ 7,330	New Jersey Transportation Trust Fund Authority, Transportation System Bonds,	6/21 at 100.00	BBB+	$ 7,749,862
	Series 2011B, 5.500%, 6/15/31
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds,	6/22 at 100.00	A–	1,046,360
	Series 2012A, 5.000%, 6/15/42
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds,
	Series 2015AA:
1,690	5.250%, 6/15/33	6/25 at 100.00	BBB+	1,868,025
2,840	5.000%, 6/15/45	6/25 at 100.00	BBB+	3,039,595
2,460	New Jersey Turnpike Authority, Revenue Bonds, Series 2017B, 4.000%, 1/01/34	1/28 at 100.00	A2	2,688,263
	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057:
835	11.030%, 1/01/43 , 144A (Pre-refunded 7/01/22) (IF), (6)	7/22 at 100.00	N/R (4)	1,160,717
480	11.030%, 1/01/43 , 144A (IF), (6)	7/22 at 100.00	A2	667,239
570	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L,	5/23 at 100.00	A+	630,705
	5.000%, 5/01/43
3,215	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed	6/28 at 100.00	A–	3,675,613
	Bonds, Series 2018A, 5.000%, 6/01/36
380	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed	6/28 at 100.00	BBB	396,902
	Bonds, Series 2018B, 5.000%, 6/01/46
172,475	Total New Jersey			136,117,297
	New Mexico – 0.4% (0.3% of Total Investments)
1,295	Farmington, New Mexico, Hospital Revenue Bonds, San Juan Regional Medical Center Inc.,	5/19 at 100.00	A3	1,298,458
	Series 2004A, 5.125%, 6/01/19
2,000	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New	6/20 at 100.00	Baa2	2,079,420
	Mexico San Juan Project, Refunding Series 2010D, 5.900%, 6/01/40
3,370	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian	11/27 at 100.00	Aa3	3,881,566
	Healthcare Services, Series 2017A, 5.000%, 8/01/46
5,100	Santa Fe County, New Mexico, Correctional System Gross Receipts Tax Revenue Bonds,	No Opt. Call	A2	5,894,835
	Series 1997, 6.000%, 2/01/27 – AGM Insured
11,765	Total New Mexico			13,154,279
	New York – 7.4% (4.7% of Total Investments)
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
4,605	6.000%, 7/15/30 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (4)	4,750,840
3,065	6.250%, 7/15/40 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (4)	3,167,402
6,600	0.000%, 7/15/44	No Opt. Call	BBB–	2,434,014
490	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue	7/25 at 100.00	BBB+	564,162
	Bonds, Catholic Health System, Inc. Project, Series 2015, 5.250%, 7/01/35
3,125	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns	7/23 at 100.00	A–	3,416,844
	University, Series 2013A, 5.000%, 7/01/44
	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island
	Jewish Obligated Group, Series 2015A:
1,680	4.125%, 5/01/42	5/25 at 100.00	A–	1,765,310
3,195	5.000%, 5/01/43	5/25 at 100.00	A–	3,543,638
600	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical	6/27 at 100.00	BBB–	684,864
	Center Obligated Group, Series 2017, 5.000%, 12/01/34, 144A
5,325	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds,	3/21 at 100.00	AA+	5,622,082
	General Purpose Series 2011C, 5.000%, 3/15/41

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York (continued)
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012
	Series 2011A:
$ 135	5.250%, 2/15/47 (Pre-refunded 2/15/21)	2/21 at 100.00	Aa2 (4)	$ 143,837
2,965	5.250%, 2/15/47	2/21 at 100.00	AA–	3,137,800
990	5.750%, 2/15/47	2/21 at 100.00	AA–	1,057,162
1,610	5.750%, 2/15/47 (Pre-refunded 2/15/21)	2/21 at 100.00	Aa2 (4)	1,729,510
7,500	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds,	No Opt. Call	A	9,630,600
	Series 2005, 5.250%, 10/01/35
	Long Island Power Authority, New York, Electric System General Revenue Bonds,
	Series 2014A:
1,155	4.000%, 9/01/39 – AGM Insured	9/24 at 100.00	A–	1,210,556
3,000	5.000%, 9/01/39	9/24 at 100.00	A–	3,363,150
860	5.000%, 9/01/44	9/24 at 100.00	A–	954,024
5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series	9/28 at 100.00	A–	5,985,450
	2018, 5.000%, 9/01/37
10,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Refunding	No Opt. Call	AA	6,570,600
	Series 2012A, 0.000%, 11/15/32
1,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2009B,	11/19 at 100.00	AA (4)	1,018,830
	5.000%, 11/15/34 (Pre-refunded 11/15/19)
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds,
	Series 2011A:
285	5.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	N/R (4)	309,952
465	5.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	A (4)	505,711
5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series	5/23 at 100.00	A	5,467,100
	2013A, 5.000%, 11/15/38
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds,
	Bronx Parking Development Company, LLC Project, Series 2007:
500	3.163%, 10/01/37, (7)	6/19 at 101.00	N/R	327,500
1,000	3.231%, 10/01/46, (7)	6/19 at 101.00	N/R	655,000
4,755	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium	6/19 at 100.00	A3	4,778,823
	Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured
3,400	New York City Municipal Water Finance Authority, New York, Water and Sewer System	12/20 at 100.00	AA+	3,589,448
	Revenue Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43
5,900	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/23 at 100.00	AA+	6,533,837
	General Resolution Revenue Bonds, Fiscal 2014 Series BB, 5.000%, 6/15/46
500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System	6/19 at 100.00	AA+	508,280
	Revenue Bonds, Tender Option Bond Trust 2015-XF0097, 11.130%, 6/15/39 , 144A (IF)
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds,	5/23 at 100.00	Aa1	5,550,950
	Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds,	5/26 at 100.00	Aa1	2,309,800
	Subordinate Fiscal 2017 Series A-1, 5.000%, 5/01/40
3,760	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds,	2/27 at 100.00	Aa1	4,367,954
	Subordinate Fiscal 2017 Series E-1, 5.000%, 2/01/43
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds,	5/28 at 100.00	Aa1	5,940,700
	Subordinate Fiscal 2018 Series C-3, 5.000%, 5/01/40
2,060	New York City, New York, General Obligation Bonds, Fiscal 2017 Series B-1,	12/26 at 100.00	AA	2,395,100
	5.000%, 12/01/41
5	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/24	6/19 at 100.00	AA	5,014
2,000	New York Convention Center Development Corporation, New York, Revenue Bonds, Hotel Unit	11/25 at 100.00	Aa3	2,289,580
	Fee Secured, Refunding Series 2015, 5.000%, 11/15/45
540	New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000B,	6/19 at 100.00	Baa1	540,184
	6.500%, 6/01/35

NAD	Nuveen Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2019 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 25,170	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	$ 27,107,335
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A
	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade
	Center Project, Series 2011:
1,560	5.000%, 11/15/44	11/21 at 100.00	A	1,667,952
4,350	5.750%, 11/15/51	11/21 at 100.00	A	4,769,209
5,260	New York Transportation Development Corporation, New York, Special Facility Revenue	8/21 at 100.00	BB–	5,515,320
	Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding
	Series 2016, 5.000%, 8/01/31 (AMT)
3,050	New York Transportation Development Corporation, New York, Special Facility Revenue	1/28 at 100.00	Baa3	3,548,461
	Bonds, Delta Air Lines, Inc. – LaGuardia Airport Terminals C&D Redevelopment Project,
	Series 2018, 5.000%, 1/01/34 (AMT)
	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia
	Airport Terminal B Redevelopment Project, Series 2016A:
2,000	4.000%, 7/01/35 – AGM Insured (AMT)	7/24 at 100.00	BBB	2,102,980
10,800	5.000%, 7/01/41 (AMT)	7/24 at 100.00	BBB	11,749,536
10,000	5.000%, 7/01/46 (AMT)	7/24 at 100.00	Baa3	10,852,800
19,560	5.250%, 1/01/50 (AMT)	7/24 at 100.00	Baa3	21,369,104
500	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph’s Hospital	7/19 at 100.00	N/R (4)	502,890
	Health Center Project, Series 2014A, 5.125%, 7/01/31 (Pre-refunded 7/01/19)
1,310	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	12/23 at 100.00	AA–	1,440,633
	Seventy Eighth Series 2013, 5.000%, 12/01/43 (AMT)
4,320	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	12/23 at 100.00	AA–	4,868,208
	Seventy Ninth Series 2013, 5.000%, 12/01/38
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
5,000	6.500%, 12/01/28	6/19 at 100.00	BBB+	5,235,050
590	5.500%, 12/01/31	12/20 at 100.00	BBB+	622,692
1,670	6.000%, 12/01/36	12/20 at 100.00	BBB+	1,768,463
3,045	6.000%, 12/01/42	12/20 at 100.00	BBB+	3,223,072
1,170	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Peconic	12/20 at 100.00	BBB–	1,230,044
	Landing At Southold, Inc. Project, Refunding Series 2010, 5.875%, 12/01/30
	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel
	Center Project, Refunding Series 2016A:
2,835	5.000%, 1/01/29 (AMT)	1/26 at 100.00	Baa3	3,025,512
2,700	5.000%, 1/01/34 (AMT)	1/26 at 100.00	Baa3	2,834,487
9,000	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/45	6/27 at 100.00	B+	8,833,680
218,960	Total New York			229,093,036
	North Carolina – 1.4% (0.9% of Total Investments)
12,250	Fayetteville State University, North Carolina, General Revenue Bonds, Series 2013A,	4/23 at 100.00	A–	13,374,183
	5.125%, 4/01/43
	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot
	Lanes Project, Series 2015:
3,555	5.000%, 12/31/37 (AMT)	6/25 at 100.00	BBB–	3,887,499
3,480	5.000%, 6/30/54 (AMT)	6/25 at 100.00	BBB–	3,758,400
10,300	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding	No Opt. Call	Baa2 (4)	11,459,883
	Series 1993B, 6.000%, 1/01/22 – CAPMAC Insured (ETM) (UB), (6)
1,570	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue	10/24 at 102.00	N/R	1,698,222
	Bonds, Southminster Project, Refunding Series 2016, 5.000%, 10/01/31
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed,
	Refunding Series 2012A:
5,000	5.000%, 10/01/27	10/22 at 100.00	A2	5,489,750
3,400	5.000%, 10/01/31	10/22 at 100.00	A2	3,709,502

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
$ 500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding	1/26 at 100.00	A	$ 582,720
	Series 2015A, 5.000%, 1/01/32
40,055	Total North Carolina			43,960,159
	North Dakota – 0.3% (0.2% of Total Investments)
675	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center	7/22 at 100.00	N/R (4)	741,562
	Project, Refunding Series 2012A, 5.000%, 7/01/38 (Pre-refunded 7/01/22)
6,100	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series	11/21 at 100.00	A+	6,780,882
	2011, 6.250%, 11/01/31
1,875	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System	12/21 at 100.00	Baa1	1,988,081
	Obligated Group, Series 2012, 5.000%, 12/01/32
700	Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue Bonds, Valley	12/26 at 100.00	N/R	728,630
	Homes and Services Obligated Group, Series 2017, 5.000%, 12/01/36
9,350	Total North Dakota			10,239,155
	Ohio – 8.1% (5.1% of Total Investments)
6,250	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue	11/26 at 100.00	Baa2	7,079,500
	Bonds, Summa Health System, Refunding & Improvement Series 2016, 5.250%, 11/15/46
6,000	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Series 2017A,	2/28 at 100.00	A2	6,393,240
	4.000%, 8/01/36
1,340	Bowling Green State University, Ohio, General Receipts Bonds, Series 2017B,	6/27 at 100.00	A+	1,535,694
	5.000%, 6/01/45
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed
	Revenue Bonds, Senior Lien, Series 2007A-2:
5,000	5.125%, 6/01/24	5/19 at 100.00	Caa3	4,700,150
4,930	5.375%, 6/01/24	5/19 at 100.00	Caa3	4,676,647
22,830	5.875%, 6/01/30	5/19 at 100.00	Caa3	21,859,725
11,785	5.750%, 6/01/34	5/19 at 100.00	Caa3	11,187,736
12,645	6.000%, 6/01/42	5/19 at 100.00	B–	12,461,647
18,640	5.875%, 6/01/47	5/19 at 100.00	B–	17,708,373
10,480	6.500%, 6/01/47	5/19 at 100.00	B–	10,455,058
24,910	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/22 at 100.00	Caa1	24,590,156
	Revenue Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Refunding
	Series 2017:
3,940	4.000%, 11/15/34	11/27 at 100.00	A	4,163,871
3,000	4.000%, 11/15/35	11/27 at 100.00	A	3,158,670
	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010:
7,125	5.250%, 11/01/29 (Pre-refunded 11/01/20)	11/20 at 100.00	A (4)	7,497,352
1,665	5.500%, 11/01/40 (Pre-refunded 11/01/20)	11/20 at 100.00	N/R (4)	1,758,140
3,335	5.500%, 11/01/40 (Pre-refunded 11/01/20)	11/20 at 100.00	A (4)	3,521,560
1,000	5.750%, 11/01/40 (Pre-refunded 11/01/20)	11/20 at 100.00	A (4)	1,059,620
4,795	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center	6/23 at 100.00	Baa3	4,959,037
	Project, Series 2013, 5.000%, 6/15/43
760	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement	7/20 at 100.00	BBB	782,618
	Services, Improvement Series 2010A, 5.625%, 7/01/26
5,000	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, TriHealth, Inc. Obligated	8/27 at 100.00	A+	5,700,850
	Group Project, Series 2017A, 5.000%, 8/15/42
1,000	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien	1/23 at 100.00	Aa3	1,095,850
	Series 2013A, 5.000%, 1/01/38
16,820	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds,	1/23 at 100.00	Aa3	18,432,197
	Senior Lien Series 2013A, 5.000%, 1/01/38 (UB), (6)

NAD	Nuveen Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2019 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Ohio (continued)
	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds,
	Tender Option Bond Trust 2016-XG0052:
$ 265	11.532%, 1/01/38, 144A (IF), (6)	1/23 at 100.00	Aa3	$ 365,827
625	11.599%, 1/01/38, 144A (IF), (6)	1/23 at 100.00	Aa3	864,625
975	11.599%, 1/01/38, 144A (IF), (6)	1/23 at 100.00	Aa3	1,348,815
1,315	11.599%, 1/01/38, 144A (IF), (6)	1/23 at 100.00	Aa3	1,819,171
8,360	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc.,	8/25 at 100.00	Baa1	9,161,306
	Refunding Series 2015, 5.000%, 8/15/45
7,495	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group,	11/21 at 100.00	BBB (4)	8,301,462
	Series 2011A, 6.000%, 11/15/41 (Pre-refunded 11/15/21)
1,000	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health	8/21 at 100.00	A2	1,064,080
	Center Project, Refunding Series 2011, 5.125%, 8/01/31
2,385	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	6/19 at 100.00	BBB+	2,413,191
	5.000%, 5/01/30
2,000	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System	2/23 at 100.00	Ba2	2,112,840
	Obligated Group Project, Series 2013, 5.000%, 2/15/33
3,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,	No Opt. Call	N/R	3,000,000
	FirstEnergy Generation Corporation Project, Refunding Series 2009D, 4.250%, 8/01/29
	(Mandatory Put 9/15/21), (7)
1,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton,	12/20 at 100.00	A2	1,052,980
	Refunding Series 2011A, 5.375%, 12/01/30
4,350	Ohio Higher Educational Facility Commission, Revenue Bonds, University of Dayton,	6/25 at 100.00	A2	4,827,282
	Series 2015A, 5.000%, 12/01/44
	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien
	Series 2013A-1:
1,500	5.250%, 2/15/39	2/23 at 100.00	A+	1,667,010
10,530	5.000%, 2/15/48	2/23 at 100.00	Aa3	11,447,163
3,710	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien	2/31 at 100.00	A+	3,919,318
	Convertible Series 2013A-3, 5.800%, 2/15/36, (5)
	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien
	Series 2018A:
3,375	4.000%, 2/15/38	2/28 at 100.00	A+	3,582,022
16,325	5.000%, 2/15/43	2/28 at 100.00	A+	19,138,940
241,460	Total Ohio			250,863,723
	Oklahoma – 0.4% (0.2% of Total Investments)
1,925	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise	8/21 at 100.00	N/R	2,165,356
	Revenue Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26, 144A
3,000	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2013A,	6/23 at 100.00	Baa1	3,347,340
	5.625%, 6/01/43 (AMT)
4,985	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2015A,	6/24 at 100.00	Baa1	5,421,187
	5.000%, 6/01/45 – BAM Insured (AMT)
1,000	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds,	11/25 at 102.00	BBB–	1,126,790
	Montereau, Inc. Project, Refunding Series 2017, 5.250%, 11/15/37
10,910	Total Oklahoma			12,060,673
	Oregon – 2.1% (1.3% of Total Investments)
2,435	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General	6/27 at 100.00	AA+	2,901,327
	Obligation Bonds, Convertible Deferred Interest Series 2017D, 5.000%, 6/15/36
4,875	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Saint	1/26 at 100.00	A2	5,417,344
	Charles Health System, Inc., Series 2016A, 5.000%, 1/01/48
15,440	Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Series 2016A,	6/26 at 100.00	A+	17,413,849
	5.000%, 6/01/46

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Oregon (continued)
$ 1,500	Oregon Health and Science University, Revenue Bonds, Refunding Series 2016B,	7/26 at 100.00	AA–	$ 1,726,425
	5.000%, 7/01/39
	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2017-24B:
4,000	5.000%, 7/01/36 (AMT)	1/27 at 100.00	AA–	4,620,120
1,000	5.000%, 7/01/37 (AMT)	1/27 at 100.00	AA–	1,149,990
7,645	5.000%, 7/01/42 (AMT)	1/27 at 100.00	AA–	8,735,559
19,000	5.000%, 7/01/47 (AMT)	1/27 at 100.00	AA–	21,654,680
2,000	University of Oregon, General Revenue Bonds, Series 2018A, 5.000%, 4/01/48	4/28 at 100.00	Aa2	2,348,420
57,895	Total Oregon			65,967,714
	Pennsylvania – 5.0% (3.2% of Total Investments)
1,100	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental	11/19 at 100.00	B	1,114,311
	Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009,
	6.750%, 11/01/24
7,500	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny	4/28 at 100.00	A	8,554,875
	Health Network Obligated Group Issue, Series 2018A, 5.000%, 4/01/47
2,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University	8/19 at 100.00	A+	2,020,400
	of Pittsburgh Medical Center, Series 2009A, 5.375%, 8/15/29
	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2011C-65:
1,960	5.375%, 5/01/31	5/21 at 100.00	AA–	2,093,123
2,570	5.375%, 5/01/31 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (4)	2,759,949
	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master
	Settlement, Series 2018:
345	5.000%, 6/01/34	6/28 at 100.00	A	405,630
550	5.000%, 6/01/35	6/28 at 100.00	A	644,287
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System
	Revenue Bonds, Series 2017:
3,500	5.000%, 7/01/37	7/27 at 100.00	A	4,111,275
8,385	5.000%, 7/01/42	7/27 at 100.00	A	9,762,907
	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown
	Concession, Capital Appreciation Series 2013B:
5,400	0.000%, 12/01/33	No Opt. Call	A	3,278,016
11,000	0.000%, 12/01/38	No Opt. Call	A	5,344,350
5,375	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown	12/23 at 100.00	A	5,985,654
	Concession, Series 2013A, 5.125%, 12/01/47
	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds,
	Thomas Jefferson University, Series 2018A:
2,400	5.000%, 9/01/35	9/28 at 100.00	A2	2,803,944
5,210	5.000%, 9/01/43	9/28 at 100.00	A2	5,961,126
1,665	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage	8/20 at 100.00	N/R (4)	1,741,207
	Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38
	(Pre-refunded 8/01/20)
3,430	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue	1/25 at 100.00	Ba1	3,748,510
	Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45
2,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, ACTS	11/26 at 100.00	A–	2,244,840
	Retirement-Life Communities, Inc. Obligated Group, Series 2016, 5.000%, 11/15/36
235	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/24 at 100.00	N/R	247,150
	National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (AMT)
400	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	7/20 at 100.00	N/R (4)	419,728
	Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43 (Pre-refunded 7/01/20)
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Special Revenue
	Bonds, Subordinate Series 2010A1&2:
940	5.500%, 12/01/34 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (4)	996,973
4,310	5.500%, 12/01/34 (Pre-refunded 12/01/20)	12/20 at 100.00	A2 (4)	4,571,229

NAD	Nuveen Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2019 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 16,750	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series	12/27 at 100.00	A	$ 21,243,857
	2009E, 6.375%, 12/01/38
4,305	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%,	6/25 at 100.00	A+	4,828,832
	12/01/45
2,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien Series	12/24 at 100.00	A3	2,210,500
	2014A-1, 5.000%, 12/01/38
14,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C,	6/26 at 100.00	A2	18,157,480
	6.250%, 6/01/33 – AGM Insured
6,250	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2015B-1,	12/25 at 100.00	A3	6,940,562
	5.000%, 12/01/45
5,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2016A-1,	12/25 at 100.00	A3	5,548,700
	5.000%, 12/01/46
1,595	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health	5/20 at 100.00	N/R (4)	1,649,820
	System Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40
	(Pre-refunded 5/15/20)
8,650	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017B, 5.000%,	7/27 at 100.00	A	9,874,321
	7/01/42 (AMT)
1,425	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%,	8/20 at 100.00	A– (4)	1,509,745
	8/01/41 (Pre-refunded 8/01/20)
2,350	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical	No Opt. Call	A– (4)	2,462,659
	Community Hospital Project, Refunding & Improvement Series 2011, 5.500%, 8/01/20 (ETM)
10,000	Westmoreland County Municipal Authority, Pennsylvania, Municipal Service Revenue Bonds,	8/25 at 100.00	AA	11,333,100
	Series 2016, 5.000%, 8/15/38 – BAM Insured
143,100	Total Pennsylvania			154,569,060
	Puerto Rico – 0.3% (0.2% of Total Investments)
4,300	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	6/19 at 100.00	A2	4,470,624
	4.500%, 12/01/23
800	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds,	6/19 at 100.00	Ca	800,928
	Refunding Series 2002D, 5.450%, 7/01/31 – AMBAC Insured
	Puerto Rico Urgent Interest Fund Corp (COFINA), National Custodial Taxable Trust Unit,
	Series 2007A Sr. Bond:
1,091	0.000%, 8/01/42 (8)	No Opt. Call	N/R	898,503
3,312	0.000%, 8/01/42 (8)	No Opt. Call	N/R	2,906,606
9,503	Total Puerto Rico			9,076,661
	Rhode Island – 0.5% (0.3% of Total Investments)
7,230	Rhode Island Health and Educational Building Corporation, Higher Education Facility	9/23 at 100.00	AA+	8,020,022
	Revenue Bonds, Brown University, Series 2013, 5.000%, 9/01/43
3,320	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue	5/26 at 100.00	BBB+	3,683,573
	Bonds, Lifespan Obligated Group, Refunding Series 2016, 5.000%, 5/15/39
30,175	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed	5/19 at 14.18	CCC+	3,103,499
	Bonds, Series 2007A, 0.000%, 6/01/52
40,725	Total Rhode Island			14,807,094
	South Carolina – 4.2% (2.6% of Total Investments)
	Lexington County Health Services District, Inc., South Carolina, Hospital Revenue Bonds,
	Lexington Medical Center, Series 2016:
7,500	5.000%, 11/01/41	5/26 at 100.00	A	8,252,400
3,180	5.000%, 11/01/46	5/26 at 100.00	A	3,498,731
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
21,565	0.000%, 1/01/30 – AMBAC Insured	No Opt. Call	A–	15,837,336
1,250	0.000%, 1/01/31 – AGC Insured	No Opt. Call	A3	894,013
4,610	Rock Hill, South Carolina, Combined Utility System Revenue Bonds, Series 2016,	1/26 at 100.00	A	5,198,006
	5.000%, 1/01/47

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
$ 1,640	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds,	10/25 at 100.00	A1	$ 1,881,260
	Furman University, Refunding Series 2015, 5.000%, 10/01/45
1,000	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, McLeod	5/28 at 100.00	AA–	1,155,710
	Health Projects, Refunding & Improvement Series 2018, 5.000%, 11/01/43
875	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto	8/21 at 100.00	AA (4)	969,036
	Health, Refunding Series 2011A, 6.500%, 8/01/39 (Pre-refunded 8/01/21) – AGM Insured
9,000	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding	12/26 at 100.00	A+	10,096,380
	Series 2016B, 5.000%, 12/01/56
14,765	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding &	6/25 at 100.00	A–	16,339,097
	Improvement Series 2015A, 5.000%, 12/01/50
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding
	Series 2014C:
8,900	5.000%, 12/01/39	12/24 at 100.00	A–	9,835,212
12,760	5.000%, 12/01/46	12/24 at 100.00	A–	14,054,757
5,500	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series	12/23 at 100.00	A–	6,003,470
	2013A, 5.125%, 12/01/43
3,455	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series	6/24 at 100.00	A+	3,838,436
	2014A, 5.500%, 12/01/54
5,000	South Carolina State Ports Authority, Revenue Bonds, Series 2015, 5.250%, 7/01/55 (AMT)	7/25 at 100.00	A+	5,583,450
	South Carolina State Ports Authority, Revenue Bonds, Series 2018:
14,350	5.000%, 7/01/48 (AMT)	7/28 at 100.00	A+	16,481,405
8,000	5.000%, 7/01/55 (AMT)	7/28 at 100.00	A+	9,066,640
123,350	Total South Carolina			128,985,339
	South Dakota – 0.8% (0.5% of Total Investments)
1,300	Deadwood, South Dakota, Sales Tax Revenue Bonds, Series 2009B, 6.250%, 12/01/28	12/19 at 100.00	N/R	1,309,711
11,320	South Dakota Board of Regents, Housing and Auxiliary Facilities System Revenue Bonds,	10/27 at 100.00	Aa3	11,969,202
	Series 2017, 4.000%, 4/01/42
2,685	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Regional	9/27 at 100.00	A1	2,840,676
	Health, Refunding Series 2017, 4.000%, 9/01/36
1,460	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	11/24 at 100.00	A+	1,607,373
	Series 2014B, 5.000%, 11/01/44
7,185	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	11/25 at 100.00	A+	7,926,995
	Series 2015, 5.000%, 11/01/45
23,950	Total South Dakota			25,653,957
	Tennessee – 2.2% (1.4% of Total Investments)
9,460	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds,	1/23 at 100.00	BBB+	10,172,054
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45
	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds,
	Ballad Health, Series 2018A:
2,000	5.000%, 7/01/36	7/28 at 100.00	Baa1	2,324,820
7,000	5.000%, 7/01/37	7/28 at 100.00	Baa1	8,071,560
3,125	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds,	7/20 at 100.00	Baa1 (4)	3,281,000
	Mountain States Health Alliance, Refunding Series 2010A, 6.000%, 7/01/38 (Pre-refunded 7/01/20)
75	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue	7/23 at 100.00	N/R (4)	75,342
	Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25
	(Pre-refunded 7/01/23) – NPFG Insured
17,000	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue	1/27 at 100.00	A	19,222,410
	Bonds, Covenant Health, Refunding Series 2016A, 5.000%, 1/01/47
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities
	Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
3,000	5.000%, 11/01/23	11/21 at 100.00	A3	3,216,060
3,200	5.000%, 11/01/24	11/21 at 100.00	A3	3,429,664
3,400	5.000%, 11/01/25	11/21 at 100.00	A3	3,642,284

NAD	Nuveen Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2019 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
$ 535	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities	7/26 at 100.00	Aa1	$ 597,847
	Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A,
	5.000%, 7/01/46
10,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities	10/19 at 100.00	AA+ (4)	10,143,300
	Board, Tennessee, Revenue Bonds, Vanderbilt University, Refunding Series 2009B, 5.000%,
	10/01/39 (Pre-refunded 10/01/19)
4,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A,	No Opt. Call	BBB+	4,687,480
	5.250%, 9/01/26
62,795	Total Tennessee			68,863,821
	Texas – 16.2% (10.2% of Total Investments)
8,835	Arlington, Texas, Special Tax Revenue Bonds, Senior Lien Series 2018A, 5.000%, 2/15/43 –	2/28 at 100.00	A1	10,290,478
	AGM Insured
3,040	Austin, Texas, Airport System Revenue Bonds, Series 2015, 5.000%, 11/15/44 (AMT)	11/24 at 100.00	A	3,373,184
4,500	Austin, Texas, Airport System Revenue Bonds, Series 2017B, 5.000%, 11/15/46 (AMT)	11/26 at 100.00	A	5,096,475
13,705	Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series 2015A, 5.000%,	11/25 at 100.00	Aa3	15,565,865
	11/15/45 (UB), (6)
5,000	Austin, Texas, Water and Wastewater System Revenue Bonds, Refunding Series 2013A,	5/23 at 100.00	AA–	5,539,500
	5.000%, 11/15/43
1,000	Bell County Water Control Improvement District 1, Texas, Water Revenue Bonds, Series	7/23 at 100.00	A2	1,105,880
	2014, 5.000%, 7/10/37 – BAM Insured
	Bryan, Brazos County, Texas, Electric System Revenue Bonds, Refunding Series 2012:
1,000	5.000%, 7/01/28	7/22 at 100.00	A+	1,089,780
1,000	5.000%, 7/01/29	7/22 at 100.00	A+	1,089,460
5,500	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds,	4/20 at 100.00	Baa1	5,688,375
	The Roman Catholic Diocese of Austin, Series 2005B Remarketed, 6.125%, 4/01/45
	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Senior Lien
	Series 2013A:
765	5.000%, 1/01/43	1/23 at 100.00	A–	823,630
1,100	5.000%, 1/01/43 – AGM Insured	1/23 at 100.00	A2	1,190,299
1,250	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010,	1/20 at 100.00	Baa1 (4)	1,283,925
	5.750%, 1/01/25 (Pre-refunded 1/01/20)
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011:
1,000	6.000%, 1/01/41 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa1 (4)	1,069,370
3,380	6.250%, 1/01/46 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa1 (4)	3,628,261
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A:
2,600	5.000%, 1/01/35	7/25 at 100.00	A–	2,933,034
3,035	5.000%, 1/01/45	7/25 at 100.00	Baa1	3,368,516
1,000	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea	8/23 at 100.00	BBB+	1,121,070
	Public Schools, Series 2013, 6.000%, 8/15/43
2,500	Colorado River Municipal Water District, Texas, Water System Revenue Bonds, Series 2011,	1/21 at 100.00	AA– (4)	2,641,075
	5.000%, 1/01/36 (Pre-refunded 1/01/21)
8,100	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series	11/22 at 100.00	A+	8,729,694
	2013C, 5.125%, 11/01/43 (AMT)
16,980	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series	11/22 at 100.00	A+	17,884,864
	2014B, 4.500%, 11/01/45 (AMT)
3,500	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series	11/20 at 100.00	A+	3,637,690
	2010A, 5.000%, 11/01/42
10,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series	11/21 at 100.00	A+	10,582,200
	2012E, 5.000%, 11/01/42 (AMT)
9,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Series 2012H,	11/21 at 100.00	A+	9,523,980
	5.000%, 11/01/42 (AMT)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 200	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series	9/24 at 100.00	BBB–	$ 216,284
	2014A, 5.250%, 9/01/44
6,090	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier	10/23 at 100.00	BBB	6,668,428
	Series 2013A, 5.125%, 10/01/43
9,120	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate	10/23 at 100.00	AA+	9,857,261
	Lien Series 2013B, 5.000%, 4/01/53
5,295	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate	4/28 at 100.00	AA	6,209,764
	Lien Series 2018A Tela Supported, 5.000%, 10/01/48
4,105	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender	10/23 at 100.00	AA	5,432,844
	Option Bond Trust 2015-XF0228, 11.720%, 4/01/53 , 144A (IF), (6)
2,960	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds,	10/22 at 100.00	B3	2,976,961
	Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (AMT)
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds,
	Houston Methodist Hospital System, Series 2015:
1,895	4.000%, 12/01/45	6/25 at 100.00	AA	1,962,348
3,480	5.000%, 12/01/45	6/25 at 100.00	AA	3,900,836
1,615	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue	6/23 at 100.00	Baa2	1,715,356
	Refunding Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A,
	5.000%, 6/01/28
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation
	Refunding Senior Lien Series 2014A:
510	0.000%, 11/15/41 – AGM Insured	11/31 at 62.66	A2	207,891
1,020	0.000%, 11/15/42 – AGM Insured	11/31 at 59.73	A2	396,658
1,255	0.000%, 11/15/43 – AGM Insured	11/31 at 56.93	A2	464,664
3,305	0.000%, 11/15/44 – AGM Insured	11/31 at 54.25	A2	1,166,268
4,460	0.000%, 11/15/45 – AGM Insured	11/31 at 51.48	A2	1,491,825
6,500	0.000%, 11/15/47 – AGM Insured	11/31 at 46.45	A2	1,958,190
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
150	0.000%, 11/15/24 – NPFG Insured	No Opt. Call	BB+	126,954
4,440	0.000%, 11/15/29 – NPFG Insured	No Opt. Call	BB+	3,117,635
730	0.000%, 11/15/30 – NPFG Insured	No Opt. Call	BB+	489,553
7,570	0.000%, 11/15/31 – NPFG Insured	No Opt. Call	BB+	4,857,593
600	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien	11/24 at 100.00	BBB+	670,158
	Series 2014C, 5.000%, 11/15/33
1,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien	11/24 at 100.00	A–	1,134,930
	Series 2014A, 5.000%, 11/15/30
2,305	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior	No Opt. Call	A2	2,239,261
	Lien Series 2001A, 0.000%, 11/15/20 – NPFG Insured
7,570	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series	7/28 at 100.00	A	8,793,690
	2018A, 5.000%, 7/01/41 (AMT)
5,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc.	No Opt. Call	BB	5,830,550
	Technical Operations Center Project, Series 2018, 5.000%, 7/15/28 (AMT)
380	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc.	7/24 at 100.00	Ba3	419,744
	Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (AMT)
4,000	Houston, Texas, Combined Utility System Revenue Bonds, First Lien Series 2011D,	11/21 at 100.00	AA	4,286,160
	5.000%, 11/15/40
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and
	Entertainment Project, Series 2001B:
3,250	0.000%, 9/01/25 – AMBAC Insured	No Opt. Call	A2	2,834,975
4,130	0.000%, 9/01/26 – AMBAC Insured	No Opt. Call	A2	3,499,184
3,130	0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	A	2,254,758
12,030	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	A	8,272,670

NAD	Nuveen Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2019 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding Junior Lien
	Series 1998A:
$ 4,680	0.000%, 12/01/22 – AGM Insured	No Opt. Call	AA+	$ 4,380,152
12,030	0.000%, 12/01/22 – AGM Insured (ETM)	No Opt. Call	AA+ (4)	11,238,426
	Leander Independent School District, Williamson and Travis Counties, Texas, General
	Obligation Bonds, Refunding Series 2015A:
8,000	4.000%, 8/15/37	8/25 at 100.00	AAA	8,575,920
2,275	5.000%, 8/15/40	8/25 at 100.00	AAA	2,587,790
4,800	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	BBB+	4,992,960
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
6,500	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA	5/26 at 100.00	A	7,433,010
	Transmission Services Corporation Project, Refunding Series 2016, 5.000%, 5/15/46
9,180	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds,	No Opt. Call	A	11,247,887
	Houston Light and Power Company, Series 1997, 5.125%, 11/01/28 – AMBAC Insured (AMT)
2,000	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013,	12/25 at 100.00	B1	2,158,360
	6.125%, 12/01/38
2,835	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project,	10/21 at 105.00	BB–	2,958,719
	Senior Lien Series 2018, 4.625%, 10/01/31, 144A (AMT)
1,735	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing	4/24 at 100.00	A2	1,875,188
	Revenue Bonds, CHF-Collegiate Housing Foundation – College Station I LLC – Texas A&M
	University Project, Series 2014A, 5.000%, 4/01/46 – AGM Insured
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible
	Capital Appreciation Series 2011C:
4,030	7.000%, 9/01/43 (Pre-refunded 9/01/31), (5)	9/31 at 100.00	N/R (4)	4,747,098
8,470	6.750%, 9/01/45 (Pre-refunded 9/01/31), (5)	9/31 at 100.00	N/R (4)	10,884,035
205	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A,	6/19 at 100.00	A+	205,705
	6.250%, 1/01/39
7,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital	1/25 at 100.00	A+	8,596,910
	Appreciation Series 2008I, 6.500%, 1/01/43
10,260	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B,	1/23 at 100.00	A+	11,202,586
	5.000%, 1/01/40
	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier,
	Series 2015A:
13,355	5.000%, 1/01/33	1/25 at 100.00	A	15,196,654
1,000	5.000%, 1/01/34	1/25 at 100.00	A	1,135,380
1,300	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital	9/19 at 100.00	A2	1,314,014
	Revenue Bonds, Hendrick Medical Center, Series 2009B, 5.250%, 9/01/26 – AGC Insured
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital
	Revenue Bonds, Scott & White Healthcare Project, Series 2010:
355	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (4)	372,313
4,445	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (4)	4,661,783
2,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds,	8/26 at 100.00	AA	2,281,900
	Texas Health Resources System, Series 2016A, 5.000%, 2/15/41
605	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds,	No Opt. Call	A2	701,606
	Senior Lien Series 2008D, 6.250%, 12/15/26
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds,
	Series 2012:
5,910	5.000%, 12/15/23	12/22 at 100.00	BBB	6,502,005
2,050	5.000%, 12/15/26	12/22 at 100.00	BBB	2,247,682
1,000	5.000%, 12/15/27	12/22 at 100.00	BBB	1,094,330
12,745	5.000%, 12/15/29	12/22 at 100.00	BBB	13,872,168
2,000	5.000%, 12/15/31	12/22 at 100.00	BBB	2,165,840
1,620	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE	12/19 at 100.00	BBB–	1,671,872
	Mobility Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009,
	6.875%, 12/31/39

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 19,735	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue	12/25 at 100.00	Baa3	$ 21,509,374
	Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes Project, Series 2016, 5.000%,
	12/31/50 (AMT)
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue
	Bonds, NTE Mobility Partners Segments 3 Segments 3A & 3B Facility, Series 2013:
1,335	7.000%, 12/31/38 (AMT)	9/23 at 100.00	Baa3	1,565,675
4,040	6.750%, 6/30/43 (AMT)	9/23 at 100.00	Baa3	4,679,209
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue
	Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010:
1,000	7.000%, 6/30/34	6/20 at 100.00	Baa3	1,057,660
1,000	7.000%, 6/30/40	6/20 at 100.00	Baa3	1,057,070
3,335	Texas State, General Obligation Bonds, Water Financial Assistance, Tender Option Bond	8/19 at 100.00	AAA	3,412,439
	Trust 2015-XF0075, 9.146%, 8/01/39, 144A (IF)
9,430	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First	8/22 at 100.00	A–	10,109,149
	Tier Refunding Series 2012A, 5.000%, 8/15/41
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First
	Tier Refunding Series 2015B:
8,335	0.000%, 8/15/36	8/24 at 59.60	A–	4,115,823
10,960	5.000%, 8/15/37	8/24 at 100.00	A–	12,271,145
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second
	Tier Refunding Series 2015C:
2,100	5.000%, 8/15/33	8/24 at 100.00	BBB	2,346,288
15,750	5.000%, 8/15/42	8/24 at 100.00	BBB	17,334,607
	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier
	Series 2002A:
2,285	0.000%, 8/15/21 – AMBAC Insured (ETM)	No Opt. Call	A3 (4)	2,195,771
7,715	0.000%, 8/15/21 – AMBAC Insured	No Opt. Call	A–	7,382,561
2,020	0.000%, 8/15/23 – AMBAC Insured (ETM)	No Opt. Call	A3 (4)	1,864,319
9,980	0.000%, 8/15/23 – AMBAC Insured	No Opt. Call	A–	9,097,968
3,830	0.000%, 8/15/24 – AMBAC Insured (ETM)	No Opt. Call	A3 (4)	3,440,336
21,170	0.000%, 8/15/24 – AMBAC Insured	No Opt. Call	A–	18,829,021
16,600	Texas Water Development Board, Series 2017A, 5.000%, 10/15/42 (UB), (6)	10/27 at 100.00	AAA	19,699,552
	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds,
	Westminster Manor, Series 2010:
115	7.000%, 11/01/30	11/20 at 100.00	BBB+	119,783
905	7.000%, 11/01/30 (Pre-refunded 11/01/20)	11/20 at 100.00	N/R (4)	974,911
485	Winter Garden Housing Finance Corporation, Texas, GNMA/FNMA Mortgage-Backed Securities	6/19 at 100.00	CC	486,562
	Program Single Family Mortgage Revenue Bonds, Series 1994, 6.950%, 10/01/27 (AMT)
490,395	Total Texas			500,561,514
	Utah – 1.6% (1.0% of Total Investments)
27,055	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017A, 5.000%,	7/27 at 100.00	A2	30,884,906
	7/01/47 (AMT)
4,500	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018A, 5.000%,	7/28 at 100.00	A2	5,199,390
	7/01/48 (AMT)
2,000	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc., Series 2012,	5/21 at 100.00	AA+	2,112,380
	5.000%, 5/15/43
5,795	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Hawthorn	4/26 at 100.00	AA	6,452,443
	Academy Project, Series 2016, 5.000%, 10/15/46
	Utah Transit Authority, Sales Tax Revenue Bonds, Refunding Series 2012:
1,665	5.000%, 6/15/42 (Pre-refunded 6/15/22)	6/22 at 100.00	N/R (4)	1,832,283
2,445	5.000%, 6/15/42	6/22 at 100.00	A+	2,630,844
43,460	Total Utah			49,112,246

NAD	Nuveen Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2019 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Virginia – 3.1% (2.0% of Total Investments)
$ 1,000	Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet Briar College,	6/19 at 100.00	B+	$ 999,940
	Series 2006, 5.000%, 9/01/26
515	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital	7/28 at 100.00	BBB	480,258
	Appreciation Series 2012B, 4.875%, 7/15/40, (5)
1,000	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds,	5/28 at 100.00	Aa2	1,069,510
	Inova Health System, Series 2018A, 4.000%, 5/15/48 (UB), (6)
1,000	Fairfax County Redevelopment and Housing Authority, Virginia, Multifamily Housing Revenue	6/19 at 100.00	AA+	1,003,740
	Bonds, FHA-Insured Mortgage – Cedar Ridge Project, Series 2007, 4.850%, 10/01/48 (AMT)
12,000	Hampton Roads Transportation Accountability Commission, Virginia, Hampton Roads	1/28 at 100.00	AA	14,114,400
	Transportation Fund Revenue Bonds, Senior Lien Series 2018A, 5.000%, 7/01/52
2,400	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours	11/22 at 100.00	A (4)	2,660,904
	Health System Obligated Group, Series 2013, 5.000%, 11/01/30 (Pre-refunded 11/01/22)
5,625	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	4/22 at 100.00	BBB+	5,967,506
	Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2014A,
	5.000%, 10/01/53
2,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	No Opt. Call	A3	1,082,740
	Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B, 0.000%,
	10/01/36 – AGC Insured
5,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/26 at 100.00	A3	6,362,600
	Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009C, 6.500%,
	10/01/41 – AGC Insured
5,000	Metropolitan Washington DC Airports Authority, Virginia, Airport System Revenue Bonds,	10/20 at 100.00	AA–	5,190,900
	Series 2010A, 5.000%, 10/01/39
4,500	Metropolitan Washington DC Airports Authority, Virginia, Airport System Revenue Bonds,	10/23 at 100.00	AA–	5,016,285
	Refunding Series 2013A, 5.000%, 10/01/30 (AMT)
	Prince William County Industrial Development Authority, Virginia, Health Care Facilities
	Revenue Bonds, Novant Health Obligated Group-Prince William Hospital, Refunding Series 2013B:
2,000	4.000%, 11/01/33	11/22 at 100.00	A+	2,078,800
3,000	5.000%, 11/01/46	11/22 at 100.00	A+	3,215,640
6,115	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed	5/19 at 100.00	B–	5,943,964
	Bonds, Series 2007B1, 5.000%, 6/01/47
	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform
	66 P3 Project, Senior Lien Series 2017:
8,100	5.000%, 12/31/49 (AMT)	6/27 at 100.00	Baa3	8,889,345
7,355	5.000%, 12/31/52 (AMT)	6/27 at 100.00	BBB	8,049,974
4,535	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes	1/22 at 100.00	BBB	4,784,425
	LLC Project, Series 2012, 5.000%, 1/01/40 (AMT)
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
3,670	6.000%, 1/01/37 (AMT)	7/22 at 100.00	BBB	4,051,203
14,930	5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB	16,132,462
89,745	Total Virginia			97,094,596
	Washington – 4.7% (2.9% of Total Investments)
8,000	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island	No Opt. Call	Aa3	7,987,920
	Hydro-Electric System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/19 – NPFG Insured
2,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station,	7/24 at 100.00	AA–	2,257,220
	Refunding Series 2014A, 5.000%, 7/01/40

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Washington (continued)
$ 3,750	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of	No Opt. Call	AA	$ 3,761,813
	Information Services Project, Series 2009, 5.500%, 6/01/39 (UB), (6)
2,375	Grant County Public Utility District 2, Washington, Revenue Bonds, Priest Rapids	1/26 at 100.00	Aa3	2,705,838
	Hydroelectric Project, Refunding Series 2015A, 5.000%, 1/01/41
2,270	Port Everett, Washington, Revenue Bonds, Refunding Series 2016, 5.000%, 12/01/46	6/26 at 100.00	A1	2,593,293
14,955	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2017C, 5.000%,	5/27 at 100.00	A+	17,150,095
	5/01/42 (AMT)
	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2018A:
6,000	5.000%, 5/01/36 (AMT)	5/27 at 100.00	A+	6,947,160
4,515	5.000%, 5/01/43 (AMT)	5/27 at 100.00	A+	5,140,057
10,000	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue	6/23 at 100.00	A+	10,901,300
	Bonds, Series 2013A, 5.000%, 5/01/43
5,195	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical	12/20 at 100.00	N/R (4)	5,505,713
	Center, Series 2010, 5.500%, 12/01/39 (Pre-refunded 12/01/20)
1,590	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical	12/21 at 100.00	N/R (4)	1,723,592
	Center, Series 2012, 5.000%, 12/01/42 (Pre-refunded 12/01/21)
4,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health &	10/22 at 100.00	AA–	4,371,000
	Services, Refunding Series 2012A, 5.000%, 10/01/32
1,000	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	Aa2	1,086,560
	Series 2012A, 5.000%, 10/01/42
11,500	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	4/25 at 100.00	Aa2	12,885,635
	Series 2015A, 5.000%, 10/01/45 (UB)
	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington
	Health Services Association, Series 2009:
845	6.250%, 7/01/24	7/19 at 100.00	Baa1	850,442
1,155	6.250%, 7/01/24 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (4)	1,163,605
4,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A+ (4)	4,028,160
	Research Center, Series 2009A, 6.000%, 1/01/33 (Pre-refunded 7/01/19)
320	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement	1/23 at 100.00	BBB–	328,701
	Community, Refunding Series 2012, 5.000%, 1/01/48
6,480	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C,	No Opt. Call	AA+	5,861,678
	0.000%, 6/01/24 – NPFG Insured
11,050	Washington, General Obligation Bonds, Series 2000S-5, 0.000%, 1/01/20 – FGIC Insured	No Opt. Call	AA+	10,927,897
	Washington, General Obligation Compound Interest Bonds, Series 1999S-3:
17,650	0.000%, 1/01/20	No Opt. Call	AA+	17,454,967
18,470	0.000%, 1/01/21	No Opt. Call	AA+	17,940,465
137,120	Total Washington			143,573,111
	West Virginia – 1.0% (0.6% of Total Investments)
1,965	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area	9/19 at 100.00	Baa1	1,985,574
	Medical Center, Series 2009A, 5.625%, 9/01/32
1,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System,	5/19 at 100.00	N/R	755,280
	Inc., Series 2008, 6.500%, 10/01/38, (7)
7,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United	6/23 at 100.00	A	7,768,250
	Health System Obligated Group, Refunding & Improvement Series 2013A, 5.500%, 6/01/44
15,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United	6/28 at 100.00	A	16,882,350
	Health System Obligated Group, Series 2018A, 5.000%, 6/01/52
2,000	West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia University Health	6/27 at 100.00	A	2,245,620
	System Obligated Group, Improvement Series 2017A, 5.000%, 6/01/42
26,965	Total West Virginia			29,637,074

NAD	Nuveen Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2019 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Wisconsin – 1.9% (1.2% of Total Investments)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds,
	Lombard Public Facilities Corporation, First Tier Series 2018A-1:
$ 34	0.000%, 1/01/47, 144A	No Opt. Call	N/R	$ 1,085
30	0.000%, 1/01/48, 144A	No Opt. Call	N/R	941
29	0.000%, 1/01/49, 144A	No Opt. Call	N/R	919
29	0.000%, 1/01/50, 144A	No Opt. Call	N/R	883
28	0.000%, 1/01/51, 144A	No Opt. Call	N/R	862
36	0.000%, 1/01/52, 144A	No Opt. Call	N/R	1,113
36	0.000%, 1/01/53, 144A	No Opt. Call	N/R	1,091
35	0.000%, 1/01/54, 144A	No Opt. Call	N/R	1,048
34	0.000%, 1/01/55, 144A	No Opt. Call	N/R	1,020
33	0.000%, 1/01/56, 144A	No Opt. Call	N/R	993
1,619	5.500%, 7/01/56, 144A	3/28 at 100.00	N/R	1,545,090
37	0.000%, 1/01/57, 144A	No Opt. Call	N/R	1,094
36	0.000%, 1/01/58, 144A	No Opt. Call	N/R	1,059
35	0.000%, 1/01/59, 144A	No Opt. Call	N/R	1,025
34	0.000%, 1/01/60, 144A	No Opt. Call	N/R	999
34	0.000%, 1/01/61, 144A	No Opt. Call	N/R	980
33	0.000%, 1/01/62, 144A	No Opt. Call	N/R	947
32	0.000%, 1/01/63, 144A	No Opt. Call	N/R	922
31	0.000%, 1/01/64, 144A	No Opt. Call	N/R	896
31	0.000%, 1/01/65, 144A	No Opt. Call	N/R	878
33	0.000%, 1/01/66, 144A	No Opt. Call	N/R	942
401	0.000%, 1/01/67, 144A	No Opt. Call	N/R	11,291
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds,
	Lombard Public Facilities Corporation, Second Tier Series 2018B:
59	0.000%, 1/01/46, 144A	No Opt. Call	N/R	1,900
59	0.000%, 1/01/47, 144A	No Opt. Call	N/R	1,858
58	0.000%, 1/01/48, 144A	No Opt. Call	N/R	1,831
58	0.000%, 1/01/49, 144A	No Opt. Call	N/R	1,804
57	0.000%, 1/01/50, 144A	No Opt. Call	N/R	1,766
62	0.000%, 1/01/51, 144A	No Opt. Call	N/R	1,921
1,625	3.750%, 7/01/51, 144A	3/28 at 100.00	N/R	1,471,576
62	0.000%, 1/01/52, 144A	No Opt. Call	N/R	1,896
61	0.000%, 1/01/53, 144A	No Opt. Call	N/R	1,858
61	0.000%, 1/01/54, 144A	No Opt. Call	N/R	1,834
60	0.000%, 1/01/55, 144A	No Opt. Call	N/R	1,798
59	0.000%, 1/01/56, 144A	No Opt. Call	N/R	1,762
59	0.000%, 1/01/57, 144A	No Opt. Call	N/R	1,740
58	0.000%, 1/01/58, 144A	No Opt. Call	N/R	1,706
57	0.000%, 1/01/59, 144A	No Opt. Call	N/R	1,684
57	0.000%, 1/01/60, 144A	No Opt. Call	N/R	1,663
56	0.000%, 1/01/61, 144A	No Opt. Call	N/R	1,629
56	0.000%, 1/01/62, 144A	No Opt. Call	N/R	1,609
55	0.000%, 1/01/63, 144A	No Opt. Call	N/R	1,577
54	0.000%, 1/01/64, 144A	No Opt. Call	N/R	1,557
54	0.000%, 1/01/65, 144A	No Opt. Call	N/R	1,537
53	0.000%, 1/01/66, 144A	No Opt. Call	N/R	1,506
693	0.000%, 1/01/67, 144A	No Opt. Call	N/R	19,522
880	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum	11/24 at 100.00	N/R	959,165
	Company Project, Refunding Series 2014, 5.250%, 4/01/30 (AMT)
5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian	7/23 at 100.00	N/R (4)	5,656,150
	HealthCare, Inc., Series 2013B, 5.000%, 7/01/36 (Pre-refunded 7/01/23)
10,225	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health	5/26 at 100.00	Aa2	11,298,829
	Alliance Senior Credit Group, Series 2016A, 4.500%, 11/15/39

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$ 1,035	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health	4/20 at 100.00	A–	$ 1,053,992
	System, Inc., Series 2010B, 5.125%, 4/01/36
1,685	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health	7/26 at 100.00	A–	1,732,045
	System, Inc., Series 2016, 4.000%, 7/01/46
4,330	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital	2/20 at 100.00	N/R (4)	4,460,593
	of Wisconsin Inc., Series 2008B, 5.500%, 8/15/29 (Pre-refunded 2/15/20)
4,220	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Children’s	8/27 at 100.00	Aa3	4,444,799
	Hospital of Wisconsin, Inc., Series 2017, 4.000%, 8/15/42
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/22 at 100.00	A–	1,319,713
	Series 2012B, 5.000%, 2/15/32
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,
	Series 2016A:
12,440	5.000%, 2/15/42	2/26 at 100.00	A–	13,720,698
6,000	5.000%, 2/15/46	2/26 at 100.00	A–	6,611,340
2,750	Wisconsin Health and Educational Facilities Authority, Revenues Bonds, Gundersen	10/21 at 100.00	A1	2,923,580
	Lutheran, Series 2011A, 5.250%, 10/15/39
56,028	Total Wisconsin			57,284,516
$ 4,808,557	Total Municipal Bonds (cost $4,538,517,806)			4,894,893,528

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)
	Transportation – 0.0% (0.0% of Total Investments)
$ 713	Las Vegas Monorail Company, Senior Interest Bonds, (7), (9), (10)	5.500%	7/15/19	N/R	$ 474,170
204	Las Vegas Monorail Company, Senior Interest Bonds, (7), (9), (10)	5.500%	7/15/55	N/R	101,708
$ 917	Total Corporate Bonds (cost $33,500)				575,878

Shares	Description (1), (11)	Value
	INVESTMENT COMPANIES – 0.0% (0.0% of Total Investments)
8,812	BlackRock MuniHoldings Fund Inc.	$ 140,287
32,524	Invesco Quality Municipal Income Trust	389,963
	Total Investment Companies (cost $530,611)	530,250
	Total Long-Term Investments (cost $4,539,081,917)	4,895,999,656

NAD	Nuveen Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2019 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.3% (0.2% of Total Investments)
	MUNICIPAL BONDS – 0.3% (0.2% of Total Investments)
	Texas – 0.3% (0.2% of Total Investments)
$ 10,330	Lower Neches Valley Authority, Texas, Industrial Development Corporation Exempt Facilities	5/19 at 100.00	A-1+	$ 10,330,000
	Revenue Bonds, Exxon Mobil Project, Variable Rate Demand Obligations, Series 2001B-4,
	2.280%, 3/01/33 (AMT), (12)
$ 10,330	Total Short-Term Investments (cost $10,330,000)			10,330,000
	Total Investments (cost $4,549,411,917) – 158.6%			4,906,329,656
	Floating Rate Obligations – (2.8)%			(86,275,000)
	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (17.6)% (13)			(545,047,940)
	MuniFund Preferred Shares, net of deferred offering costs – (19.6)% (14)			(606,645,400)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (20.4)% (15)			(629,708,003)
	Other Assets Less Liabilities – 1.8%			53,964,544
	Net Assets Applicable to Common Shares – 100%			$ 3,092,617,857

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(8)
Effective February 12, 2019, the par value of the original bonds was replaced with taxable and tax exempt Puerto Rico Sales Tax Financing Corporation (commonly known as COFINA) bond units that are collateralized by a bundle of zero and coupon paying bonds. The quantity shown represents units in a trust, which were assigned according to the original bond’s accreted value. These securities do not have a stated coupon interest rate and income will be recognized through accretion of the discount associated with the trust units. The factor at which these units accrete can also decrease, primarily for principal payments generated from coupon payments received or dispositions of the underlying bond collateral. The quantity of units will not change as a result of these principal payments.

(9)
The tax-exempt municipal bonds previously held by the Fund were surrendered in conjunction with the issuer’s bankruptcy reorganization plan. In return, the Fund received one or more senior interest corporate bonds.

(10)
Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Note 2 – Investment Valuation and Fair Value Measurements for more information.

(11)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(12)
Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(13)	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 11.1%.
(14)	MuniFund Preferred Shares, net of deferring offering costs as a percentage of Total Investments is 12.4%.
(15)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 12.8%.
144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF
Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.

PIK
Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

UB
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.

WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

NEA	Nuveen AMT-Free Quality Municipal Income Fund Portfolio of Investments April 30, 2019 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 157.6% (99.9% of Total Investments)
	MUNICIPAL BONDS – 157.6% (99.9% of Total Investments)
	Alabama – 1.1% (0.7% of Total Investments)
$ 4,250	Infirmary Health System Special Care Facilities Financing Authority of Mobile, Alabama,	2/26 at 100.00	BBB+	$ 4,693,658
	Revenue Bonds, Infirmary Health System, Inc., Series 2016A, 5.000%, 2/01/41
20,675	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A,	No Opt. Call	A3	26,588,257
	5.000%, 9/01/46
4,900	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds,	4/25 at 100.00	N/R	5,128,340
	Spring Hill College Project, Series 2015, 5.875%, 4/15/45
5,310	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone	5/29 at 100.00	N/R	5,697,258
	Bonds, Hunt Refining Project, Refunding Series 2019A, 5.250%, 5/01/44, 144A (WI/DD,
	Settling 5/06/19)
35,135	Total Alabama			42,107,513
	Alaska – 0.7% (0.4% of Total Investments)
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed
	Bonds, Series 2006A:
17,040	5.000%, 6/01/32	5/19 at 100.00	B3	17,039,319
10,070	5.000%, 6/01/46	5/19 at 100.00	B3	9,856,113
27,110	Total Alaska			26,895,432
	Arizona – 2.0% (1.3% of Total Investments)
1,460	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue	3/22 at 100.00	A–	1,534,781
	Bonds, Tucson Electric Power Company, Series 2012A, 4.500%, 3/01/30
1,025	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of	7/27 at 100.00	AA–	1,139,810
	Math & Science Projects, Series 2017A, 5.000%, 7/01/51
	Arizona State, Certificates of Participation, Series 2010A:
2,800	5.250%, 10/01/28 – AGM Insured	10/19 at 100.00	Aa3	2,842,420
3,500	5.000%, 10/01/29 – AGM Insured	10/19 at 100.00	Aa3	3,549,420
7,500	Arizona State, State Lottery Revenue Bonds, Series 2010A, 5.000%, 7/01/29 – AGC Insured	1/20 at 100.00	Aa3	7,666,575
7,115	Lake Havasu City, Arizona, Wastewater System Revenue Bonds, Refunding Senior Lien Series	7/25 at 100.00	A2	8,082,142
	2015B, 5.000%, 7/01/43 – AGM Insured
1,315	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds,	9/28 at 100.00	A2	1,503,321
	HonorHealth, Series 2019A, 5.000%, 9/01/42
5,135	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health,	1/27 at 100.00	AA–	5,502,358
	Refunding Series 2016A, 4.000%, 1/01/36
7,780	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien	7/20 at 100.00	A+ (4)	8,083,654
	Series 2010A, 5.000%, 7/01/40 (Pre-refunded 7/01/20)
	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion
	Project, Series 2005B:
6,545	5.500%, 7/01/37 – FGIC Insured	No Opt. Call	AA	9,115,614
10,000	5.500%, 7/01/40 – FGIC Insured	No Opt. Call	AA	13,913,400
3,000	Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation Bonds, Series 2018A,	8/28 at 100.00	AA	3,547,620
	5.000%, 8/01/47
11,080	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy	No Opt. Call	BBB+	13,972,102
	Inc. Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
68,255	Total Arizona			80,453,217
	Arkansas – 0.1% (0.1% of Total Investments)
5,080	Independence County, Arkansas, Hydroelectric Power Revenue Bonds, Series 2003, 5.350%,	6/19 at 100.00	N/R	4,987,392
	5/01/28 – ACA Insured

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California – 12.7% (8.0% of Total Investments)
$ 22,880	Alameda Corridor Transportation Authority, California, Revenue Bonds, Senior Lien Series	No Opt. Call	A–	$ 14,863,763
	1999A, 0.000%, 10/01/32 – NPFG Insured
4,225	Alameda Unified School District, Alameda County, California, General Obligation Bonds,	No Opt. Call	AA	3,419,377
	Series 2005B, 0.000%, 8/01/28 – AGM Insured
15,870	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement	No Opt. Call	A2	15,502,609
	Project, Series 1997C, 0.000%, 9/01/20 – AGM Insured
3,450	Antelope Valley Joint Union High School District, Los Angeles and Kern Counties,	No Opt. Call	A1	2,603,301
	California, General Obligation Bonds, Series 2004B, 0.000%, 8/01/29 – NPFG Insured
	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge,
	Series 2013S-4:
5,000	5.000%, 4/01/38 (Pre-refunded 4/01/23)	4/23 at 100.00	A1 (4)	5,679,050
6,500	5.250%, 4/01/53 (Pre-refunded 4/01/23)	4/23 at 100.00	A1 (4)	7,444,450
10,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge,	4/24 at 100.00	Aa3	10,975,400
	Series 2014F-1, 5.000%, 4/01/54
8,000	Beverly Hills Unified School District, Los Angeles County, California, General	No Opt. Call	AA+	5,377,280
	Obligation Bonds, Series 2009, 0.000%, 8/01/33
	Burbank Unified School District, Los Angeles County, California, General Obligation
	Bonds, Series 2015A:
2,250	5.000%, 8/01/32	2/25 at 100.00	AA–	2,093,490
1,350	5.000%, 8/01/33	2/25 at 100.00	AA–	1,251,612
7,845	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	5/19 at 100.00	B2	7,850,413
	Los Angeles County Securitization Corporation, Series 2006A, 5.600%, 6/01/36
	California Educational Facilities Authority, Revenue Refunding Bonds, Loyola Marymount
	University, Series 2001A:
3,255	0.000%, 10/01/23 – NPFG Insured	No Opt. Call	A2	2,989,880
5,890	0.000%, 10/01/24 – NPFG Insured	No Opt. Call	A2	5,267,839
7,615	0.000%, 10/01/25 – NPFG Insured	No Opt. Call	A2	6,625,202
1,350	0.000%, 10/01/39 – NPFG Insured	No Opt. Call	A2	665,051
3,330	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford	11/21 at 100.00	AA– (4)	3,645,717
	Hospital and Clinics, Series 2008A-2 RMKT, 5.250%, 11/15/40 (Pre-refunded 11/15/21)
10,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/22 at 100.00	A+	10,749,300
	Children’s Hospital, Series 2012A, 5.000%, 8/15/51
3,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/22 at 100.00	A+	3,224,790
	Children’s Hospital, Series 2012A, 5.000%, 8/15/51 (UB), (6)
2,550	California Health Facilities Financing Authority, Revenue Bonds, Providence Health &	10/19 at 100.00	AA–	2,590,162
	Services, Series 2009B, 5.500%, 10/01/39
530	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health	7/23 at 100.00	AA–	588,348
	System, Series 2013A, 5.000%, 7/01/37
1,710	California Health Facilities Financing Authority, Revenue Bonds, Scripps Health, Series	11/21 at 100.00	Aa3	1,833,240
	2012A, 5.000%, 11/15/40
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and
	Clinics, Tender Option Bond Trust 2016-XG0049:
485	7.158%, 8/15/51, 144A (IF), (6)	8/22 at 100.00	AA–	563,337
525	7.162%, 8/15/51, 144A (IF), (6)	8/22 at 100.00	AA–	609,877
1,285	7.162%, 8/15/51, 144A (IF), (6)	8/22 at 100.00	AA–	1,492,746
1,500	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center,	7/27 at 100.00	BBB–	1,688,040
	Refunding Series 2017A, 5.000%, 7/01/42
2,330	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series	7/20 at 100.00	Baa2 (4)	2,443,215
	2010A, 5.750%, 7/01/40 (Pre-refunded 7/01/20)
965	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series	10/26 at 100.00	BBB–	1,063,662
	2017, 5.000%, 10/15/47
2,930	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects,	11/23 at 100.00	A+	3,250,571
	Series 2013I, 5.000%, 11/01/38

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2019 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
	California State, Economic Recovery Revenue Bonds, Refunding Series 2009A:
$ 1,460	5.250%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	AA+ (4)	$ 1,469,183
2,540	5.250%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	AA+ (4)	2,555,977
5,000	California State, General Obligation Bonds, Refunding Various Purpose Series 2017,	8/26 at 100.00	AA–	5,433,000
	4.000%, 8/01/36
5	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 –	6/19 at 100.00	AA–	5,013
	AMBAC Insured
20,000	California State, General Obligation Bonds, Various Purpose Series 2009,	11/19 at 100.00	AA–	20,444,200
	6.000%, 11/01/39
	California State, General Obligation Bonds, Various Purpose Series 2010:
7,000	5.250%, 3/01/30	3/20 at 100.00	AA–	7,209,790
4,250	5.250%, 11/01/40	11/20 at 100.00	AA–	4,452,895
10,000	California State, General Obligation Bonds, Various Purpose Series 2011,	10/21 at 100.00	AA–	10,750,900
	5.000%, 10/01/41
9,130	California Statewide Communities Development Authority, California, Revenue Bonds, Loma	6/28 at 100.00	BB–	10,381,906
	Linda University Medical Center, Series 2018A, 5.500%, 12/01/58, 144A
10,000	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health,	8/20 at 100.00	A+ (4)	10,574,800
	Series 2011A, 6.000%, 8/15/42 (Pre-refunded 8/15/20)
3,000	California Statewide Community Development Authority, Health Facility Revenue Bonds,	6/19 at 100.00	A3	3,011,100
	Catholic Healthcare West, Series 2008C, 5.625%, 7/01/35
	California Statewide Community Development Authority, Revenue Bonds, Daughters of
	Charity Health System, Series 2005A:
3,895	5.750%, 7/01/30	6/19 at 100.00	CC	3,812,893
5,000	5.750%, 7/01/35	6/19 at 100.00	CC	4,906,250
6,000	5.500%, 7/01/39	6/19 at 100.00	CC	5,897,880
10,445	Castaic Lake Water Agency, California, Certificates of Participation, Water System	No Opt. Call	AA	8,173,839
	Improvement Project, Series 1999a, 0.000%, 8/01/29 – AMBAC Insured
4,775	Clovis Unified School District, Fresno County, California, General Obligation Bonds,	No Opt. Call	Baa2 (4)	4,253,474
	Series 2001A, 0.000%, 8/01/25 – FGIC Insured (ETM)
3,330	Contra Costa Community College District, Contra Costa County, California, General	8/23 at 100.00	AA+	3,744,951
	Obligation Bonds, Election of 2006, Series 2013, 5.000%, 8/01/38
7,775	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	No Opt. Call	BBB–	4,827,031
	Refunding Senior Lien Series 2015A, 0.000%, 1/15/34 – AGM Insured
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Series 2013A:
910	6.850%, 1/15/42, (5)	1/31 at 100.00	Baa3	889,125
3,350	5.750%, 1/15/46	1/24 at 100.00	Baa3	3,855,816
8,350	6.000%, 1/15/49	1/24 at 100.00	Baa3	9,776,013
30,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	No Opt. Call	AA+ (4)	29,248,800
	Series 1995A, 0.000%, 1/01/21 (ETM)
3,120	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series	9/19 at 100.00	A	3,155,568
	2005, 5.000%, 9/01/27 – AMBAC Insured
10,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement	6/22 at 100.00	B3	10,180,400
	Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37
8,150	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement	6/22 at 100.00	N/R	8,000,040
	Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/47
10,170	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement	6/22 at 100.00	N/R	9,982,872
	Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47
3,850	Grossmont Healthcare District, California, General Obligation Bonds, Series 2011B,	7/21 at 100.00	Aaa	4,244,933
	6.125%, 7/15/40 (Pre-refunded 7/15/21)
5,000	Huntington Beach Union High School District, Orange County, California, General	No Opt. Call	AA–	3,434,900
	Obligation Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured
3,040	Kern Community College District, California, General Obligation Bonds, Safety, Repair &	No Opt. Call	AA	2,797,560
	Improvement, Election 2002 Series 2006, 0.000%, 11/01/23 – AGM Insured

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$ 1,500	Lincoln Unified School District, Placer County, California, Community Facilities	No Opt. Call	N/R	$ 1,166,490
	District 1, Special Tax Bonds, Series 2005, 0.000%, 9/01/26 – AMBAC Insured
195	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds,	6/19 at 100.00	N/R (4)	195,489
	Second Series 1993, 4.750%, 10/15/20 (ETM)
995	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds,	6/19 at 100.00	N/R (4)	998,244
	Series 1994, 5.375%, 2/15/34 (ETM)
10,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	1/21 at 100.00	Aa2	10,533,600
	2011A, 5.000%, 7/01/41
2,490	Madera Unified School District, Madera County, California, General Obligation Bonds,	No Opt. Call	Baa2	2,043,643
	Election 2002 Series 2005, 0.000%, 8/01/27 – NPFG Insured
10,335	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	9,391,828
	Obligation Bonds, Election of 2008, Series 2013A, 6.250%, 8/01/43, (5)
5,500	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts,	No Opt. Call	BBB+	8,115,965
	Series 2009B, 6.500%, 11/01/39
555	Mt Diablo Hospital District, California, Insured Hospital Revenue Bonds, Series 1993A,	No Opt. Call	N/R (4)	601,592
	5.125%, 12/01/23 – AMBAC Insured (ETM)
14,100	New Haven Unified School District, California, General Obligation Bonds, Refunding	No Opt. Call	Aa3	8,687,715
	Series 2009, 0.000%, 8/01/34 – AGC Insured
3,515	Newport Beach, California, Revenue Bonds, Hoag Memorial Hospital Presbyterian, Series	12/21 at 100.00	N/R (4)	3,908,469
	2011A, 5.875%, 12/01/30 (Pre-refunded 12/01/21)
2,500	Norwalk La Mirada Unified School District, Los Angeles County, California, General	No Opt. Call	Aa3	1,928,875
	Obligation Bonds, Election of 2002 Series 2005B, 0.000%, 8/01/29
4,460	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	Baa2	5,047,382
	Bonds, Redevelopment Project 1, Refunding Series 1995, 7.400%, 8/01/25 – NPFG Insured
	Orange County Water District, California, Revenue Certificates of Participation,
	Series 2003B:
1,490	5.000%, 8/15/34 – NPFG Insured (ETM)	No Opt. Call	Aa1 (4)	1,928,075
1,745	5.000%, 8/15/34 (Pre-refunded 8/15/32) – NPFG Insured	8/32 at 100.00	AAA (4)	2,317,046
1,000	Pajaro Valley Unified School District, Santa Cruz County, California, General Obligation	No Opt. Call	AA	775,470
	Bonds, Series 2005B, 0.000%, 8/01/29 – AGM Insured
5,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series	11/20 at 100.00	Ba1 (4)	5,330,350
	2010, 6.000%, 11/01/30 (Pre-refunded 11/01/20)
2,000	Palomar Pomerado Health, California, General Obligation Bonds, Capital Appreciation,	No Opt. Call	BB+	1,765,760
	Election of 2004, Series 2007A, 0.000%, 8/01/24 – NPFG Insured
9,320	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%,	No Opt. Call	BB+	5,947,465
	8/01/33 – AGC Insured
4,060	Pomona, California, GNMA/FHLMC Collateralized Single Family Mortgage Revenue Refunding	No Opt. Call	AA+ (4)	4,576,107
	Bonds, Series 1990B, 7.500%, 8/01/23 (ETM)
1,800	Rialto Unified School District, San Bernardino County, California, General Obligation	No Opt. Call	A1	1,443,528
	Bonds, Series 2011A, 0.000%, 8/01/28
1,000	Rim of the World Unified School District, San Bernardino County, California, General	8/21 at 100.00	A2 (4)	1,079,810
	Obligation Bonds, Series 2011C, 5.000%, 8/01/38 (Pre-refunded 8/01/21) – AGM Insured
760	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds,	6/23 at 100.00	BBB	836,426
	Series 2013A, 5.750%, 6/01/44
3,635	San Bernardino, California, GNMA Mortgage-Backed Securities Program Single Family	No Opt. Call	AA+ (4)	4,052,298
	Mortgage Revenue Refunding Bonds, Series 1990A, 7.500%, 5/01/23 (ETM)
2,250	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series	12/21 at 100.00	BB	2,498,377
	2011, 7.500%, 12/01/41
1,830	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds,	8/19 at 100.00	N/R (4)	1,903,017
	Tender Option Bond Trust 2015-XF0098, 13.375%, 8/01/39, 144A (Pre-refunded 8/01/19) (IF)
4,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco	5/23 at 100.00	A+	4,401,840
	International Airport, Governmental Purpose, Second Series 2013B, 5.000%, 5/01/43

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2019 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road
	Revenue Bonds, Refunding Senior Lien Series 2014A:
$ 10,595	5.000%, 1/15/44	1/25 at 100.00	BBB	$ 11,819,358
32,725	5.000%, 1/15/50	1/25 at 100.00	BBB	36,207,267
7,210	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road	No Opt. Call	Baa2	6,586,191
	Revenue Bonds, Refunding Series 1997A, 0.000%, 1/15/23 – NPFG Insured
2,965	San Juan Unified School District, Sacramento County, California, General Obligation	No Opt. Call	A+	2,404,022
	Bonds, Series 2004A, 0.000%, 8/01/28 – NPFG Insured
4,455	San Mateo County Community College District, California, General Obligation Bonds,	No Opt. Call	AAA	4,290,967
	Series 2006A, 0.000%, 9/01/21 – NPFG Insured
4,005	San Mateo Union High School District, San Mateo County, California, General Obligation	No Opt. Call	AA+	3,437,852
	Bonds, Election of 2000, Series 2002B, 0.000%, 9/01/26 – FGIC Insured
15,750	San Ysidro School District, San Diego County, California, General Obligation Bonds, 1997	No Opt. Call	AA	7,345,170
	Election Series 2012G, 0.000%, 8/01/39 – AGM Insured
	San Ysidro School District, San Diego County, California, General Obligation Bonds,
	Refunding Series 2015:
5,000	0.000%, 8/01/46	8/25 at 32.80	A1	1,336,800
6,570	0.000%, 8/01/47	8/25 at 30.90	A1	1,652,027
1,840	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	5/19 at 100.00	BB+	1,851,077
	Bonds, Series 2005A-1, 4.750%, 6/01/23
2,630	Union Elementary School District, Santa Clara County, California, General Obligation	No Opt. Call	Baa2	2,324,526
	Bonds, Series 2001B, 0.000%, 9/01/25 – FGIC Insured
3,900	West Hills Community College District, California, General Obligation Bonds, School	8/21 at 100.00	A2 (4)	4,339,335
	Facilities Improvement District 3, 2008 Election Series 2011, 6.500%, 8/01/41 (Pre-refunded
	8/01/21) – AGM Insured
529,845	Total California			498,892,284
	Colorado – 10.2% (6.5% of Total Investments)
500	Blue Lake Metropolitan District No 2 , Lochbuie, Colorado, Limited Tax General	12/21 at 103.00	N/R	509,275
	Obligation Bonds, Series 2016A, 5.750%, 12/01/46
	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding &
	Improvement Series 2017:
1,575	5.000%, 12/01/37, 144A	12/22 at 103.00	N/R	1,644,899
3,620	5.000%, 12/01/47, 144A	12/22 at 103.00	N/R	3,730,301
1,060	Centerra Metropolitan District No 1, In the City of Loveland, Larimer County, Colorado,	12/23 at 103.00	N/R	1,099,517
	Special Revenue Improvement Bonds, Series 2018, 5.250%, 12/01/48
1,250	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds,	12/23 at 100.00	BBB–	1,405,588
	Refunding Series 2013A, 5.375%, 12/01/33
115	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds,	12/23 at 100.00	BB	121,591
	Refunding Series 2014, 5.000%, 12/01/43
1,700	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	7/24 at 100.00	BB	1,767,745
	Skyview Academy Project, Series 2014, 5.375%, 7/01/44, 144A
	Colorado Health Facilities Authority, Colorado, Health Facilities Revenue Bonds, The
	Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2017:
2,005	5.000%, 6/01/34	6/27 at 100.00	BBB	2,280,788
4,615	5.000%, 6/01/35	6/27 at 100.00	BBB	5,232,395
7,205	5.000%, 6/01/36	6/27 at 100.00	BBB	8,144,532
8,715	5.000%, 6/01/37	6/27 at 100.00	BBB	9,819,190
4,105	5.000%, 6/01/42	6/27 at 100.00	BBB	4,572,108
8,545	5.000%, 6/01/47	6/27 at 100.00	BBB	9,485,890
6,350	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health	6/19 at 100.00	BBB+	6,360,350
	Initiatives, Series 2006A, 4.500%, 9/01/38
2,295	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health	2/21 at 100.00	BBB+	2,375,509
	Initiatives, Series 2011A, 5.000%, 2/01/41

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health	1/23 at 100.00	BBB+	$ 5,376,350
	Initiatives, Series 2013A, 5.250%, 1/01/45
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Children’s Hospital	12/23 at 100.00	A+	5,506,050
	Colorado Project, Series 2013A, 5.000%, 12/01/36
750	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living	6/19 at 100.00	N/R	751,103
	Communities Project, Series 2012, 5.125%, 1/01/37
3,050	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living	1/24 at 102.00	N/R	3,265,605
	Neighborhoods Project, Refunding Series 2016, 5.000%, 1/01/37
2,375	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good	6/22 at 100.00	BBB	2,504,889
	Samaritan Society Project, Refunding Series 2012, 5.000%, 12/01/42
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good	6/23 at 100.00	BBB	1,102,600
	Samaritan Society Project, Series 2013, 5.625%, 6/01/43
750	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier Meadows Project,	5/27 at 100.00	BB+	834,570
	Refunding & Improvement Series 2017A, 5.250%, 5/15/37
1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center,	9/25 at 100.00	A3	1,577,475
	Refunding Series 2015B, 4.000%, 9/01/34
25,750	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA–	26,223,542
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
4,145	Colorado High Performance Transportation Enterprise, C-470 Express Lanes Revenue Bonds,	12/24 at 100.00	BBB	4,490,527
	Senior Lien Series 2017, 5.000%, 12/31/51
	Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax
	General Obligation Bonds, Refunding & Improvement Series 2018:
1,895	5.625%, 12/01/32	12/23 at 103.00	N/R	2,040,138
2,660	5.875%, 12/01/46	12/23 at 103.00	N/R	2,873,704
	Colorado School of Mines Board of Trustees, Golden, Colorado, Institutional Enterprise
	Revenue Bonds, Series 2017B:
2,000	5.000%, 12/01/42	12/27 at 100.00	A+	2,311,500
1,225	5.000%, 12/01/47	12/27 at 100.00	A+	1,410,600
1,500	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System	3/27 at 100.00	A+	1,725,465
	Revenue Bonds, Refunding Series 2016B, 5.000%, 3/01/41
2,000	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System	9/27 at 100.00	AA	2,133,940
	Revenue Bonds, Refunding Series 2017A, 4.000%, 3/01/40
4,000	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System	3/28 at 100.00	AA	4,267,960
	Revenue Bonds, Refunding Series 2017E, 4.000%, 3/01/43
5,000	Colorado State, Certificates of Participation, Rural Series 2018A, 4.000%, 12/15/35	12/28 at 100.00	AA–	5,450,800
	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2016:
7,115	5.000%, 8/01/41	8/26 at 100.00	A2	8,108,396
1,000	5.000%, 8/01/46	8/26 at 100.00	A2	1,139,430
11,140	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B,	11/22 at 100.00	A+	12,133,131
	5.000%, 11/15/37
12,900	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series	11/23 at 100.00	A	14,258,499
	2013B, 5.000%, 11/15/43
2,500	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series	12/28 at 100.00	A	2,959,600
	2018B, 5.000%, 12/01/48
	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center
	Hotel, Refunding Senior Lien Series 2016:
5,300	5.000%, 12/01/33	12/26 at 100.00	BBB–	6,039,562
2,400	5.000%, 12/01/36	12/26 at 100.00	Baa2	2,718,504
1,800	5.000%, 12/01/40	12/26 at 100.00	BBB–	2,016,522
365	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado	12/23 at 103.00	N/R	377,662
	Urban Redevelopment Area, Series 2018A, 5.250%, 12/01/39, 144A
13,920	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%,	No Opt. Call	BBB+	13,244,323
	9/01/21 – NPFG Insured

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2019 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
$ 6,200	0.000%, 9/01/22 – NPFG Insured	No Opt. Call	BBB+	$ 5,761,350
45,540	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	BBB+	32,260,991
16,635	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	BBB+	10,755,858
49,251	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	BBB+	30,501,017
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
9,310	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	BBB+	7,190,485
2,900	0.000%, 9/01/34 – NPFG Insured	No Opt. Call	BBB+	1,720,512
18,500	0.000%, 3/01/36 – NPFG Insured	No Opt. Call	BBB+	10,236,975
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
3,800	0.000%, 9/01/27 – NPFG Insured	9/20 at 67.94	A	2,499,108
13,300	0.000%, 9/01/31 – NPFG Insured	9/20 at 53.77	BBB+	6,885,011
6,250	0.000%, 9/01/32 – NPFG Insured	9/20 at 50.83	BBB+	3,055,688
10,000	0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	A	4,008,100
1,000	Lorson Ranch Metropolitan District 2, El Paso County, Colorado, Limited Tax General	12/26 at 100.00	BBB+	1,124,330
	Obligation Bonds, Series 2016, 5.000%, 12/01/36
1,000	Louisville, Boulder County, Colorado, General Obligation Bonds, Limited Tax, Series	12/26 at 100.00	AA+	1,089,740
	2017, 4.000%, 12/01/36
1,085	North Range Metropolitan District No 2 , In the City of Commerce City, Adams County,	12/22 at 103.00	N/R	1,119,058
	Colorado , Limited Tax General Obligation and Special Revenue and Improvement Bonds,
	Refunding Series 2017A, 5.750%, 12/01/47
1,245	Palisade Metropolitan District 2, Broomfield County, Colorado, General Obligation	12/21 at 103.00	N/R	1,230,135
	Limited Tax and Revenue Bonds, Series 2016, 4.375%, 12/01/31
17,735	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported	12/25 at 100.00	A	19,528,718
	Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45
2,640	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported	12/20 at 100.00	A2 (4)	2,825,671
	Revenue Refunding Bonds, Series 2011, 6.125%, 12/01/41 (Pre-refunded 12/01/20) – AGM Insured
	Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax Supported and
	Special Revenue Bonds, Refunding & Improvement Series 2017:
8,765	5.000%, 12/01/42	12/27 at 100.00	AA	10,130,149
3,600	5.000%, 12/01/47	12/27 at 100.00	A2	4,145,436
630	Regional Transportation District, Colorado, Certificates of Participation, Series 2010A,	6/20 at 100.00	AA–	652,800
	5.375%, 6/01/31
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project
	Private Activity Bonds, Series 2010:
15,000	6.500%, 1/15/30	7/20 at 100.00	BBB+	15,658,350
4,150	6.000%, 1/15/41	7/20 at 100.00	Baa3	4,307,783
3,250	Thompson Crossing Metropolitan District 2, Johnstown, Larimer County, Colorado, General	12/26 at 100.00	AA	3,636,132
	Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016B, 5.000%, 12/01/46 –
	AGM Insured
4,000	University of Colorado Hospital Authority, Colorado, Revenue Bonds, Series 2012A,	11/22 at 100.00	AA–	4,353,760
	5.000%, 11/15/42
14,500	University of Colorado, Enterprise System Revenue Bonds, Series 2014A, 5.000%, 6/01/46	6/24 at 100.00	Aa1 (4)	16,857,700
	(Pre-refunded 6/01/24)
2,500	Vista Ridge Metropolitan District, In the Town of Erie, Weld County, Colorado, General	12/26 at 100.00	Baa1	2,653,775
	Obligation Refunding Bonds, Series 2016A, 4.000%, 12/01/36 – BAM Insured
2,175	Weld County School District RE1, Colorado, General Obligation Bonds, Series 2017,	12/26 at 100.00	AA	2,584,792
	5.000%, 12/15/30
446,656	Total Colorado			402,165,549
	Connecticut – 0.3% (0.2% of Total Investments)
1,650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield	7/26 at 100.00	A–	1,853,940
	University, Series 2016Q-1, 5.000%, 7/01/46
7,165	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac	7/25 at 100.00	A–	7,980,950
	University, Refunding Series 2015L, 5.000%, 7/01/45

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Connecticut (continued)
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart
	University, Series 2017I-1:
$ 500	5.000%, 7/01/34	7/27 at 100.00	A3	$ 580,230
2,425	5.000%, 7/01/42	7/27 at 100.00	A3	2,758,826
11,740	Total Connecticut			13,173,946
	Delaware – 0.4% (0.3% of Total Investments)
1,000	Delaware Health Facilities Authority, Revenue Bonds, Christiana Care Health Services	10/20 at 100.00	Aa2	1,041,320
	Inc., Series 2010A, 5.000%, 10/01/40
3,350	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series	7/23 at 100.00	BBB	3,616,995
	2013, 5.000%, 7/01/32
1,000	Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical Center Project,	12/28 at 100.00	BBB	1,120,130
	Series 2018, 5.000%, 6/01/48
9,070	Delaware Transportation Authority, Revenue Bonds, US 301 Project, Series 2015,	6/25 at 100.00	A1	10,130,102
	5.000%, 6/01/55
14,420	Total Delaware			15,908,547
	District of Columbia – 1.1% (0.7% of Total Investments)
1,250	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard	10/22 at 100.00	BB+	1,267,950
	Properties LLC Issue, Series 2013, 5.000%, 10/01/45
107,001	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed	6/19 at 18.94	N/R	16,515,450
	Bonds, Series 2006A, 0.000%, 6/15/46
	District of Columbia, Revenue Bonds, Georgetown University, Refunding Series 2017:
3,500	5.000%, 4/01/35	4/27 at 100.00	A–	4,106,200
3,500	5.000%, 4/01/36	4/27 at 100.00	A–	4,094,335
15,150	District of Columbia, Revenue Bonds, Georgetown University, Series 2007A, 5.000%,	4/21 at 100.00	A– (4)	16,116,873
	4/01/40 (Pre-refunded 4/01/21) – AMBAC Insured
130,401	Total District of Columbia			42,100,808
	Florida – 7.1% (4.5% of Total Investments)
2,800	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter	9/23 at 100.00	BBB	2,926,364
	Academy, Inc. Project, Series 2016, 5.000%, 9/01/46
11,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%,	10/21 at 100.00	AA (4)	11,895,620
	10/01/41 (Pre-refunded 10/01/21) – AGM Insured
2,830	City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015, 5.000%, 9/01/41	9/25 at 100.00	AA–	3,189,693
3,010	Cocoa, Florida, Water and Sewer System Revenue Bonds, Refunding Series 2003, 5.500%,	No Opt. Call	AA	3,315,997
	10/01/23 – AMBAC Insured
3,570	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges	11/23 at 100.00	BBB–	3,908,615
	University, Refunding Series 2013, 6.125%, 11/01/43
	Davie, Florida, Educational Facilities Revenue Bonds, Nova Southeastern University
	Project, Series 2013A:
8,555	6.000%, 4/01/42	4/23 at 100.00	Baa1	9,606,495
4,280	5.625%, 4/01/43	4/23 at 100.00	Baa1	4,704,961
	Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
1,040	0.000%, 11/01/25 – NPFG Insured	No Opt. Call	Baa2	868,358
1,590	0.000%, 11/01/26 – NPFG Insured	No Opt. Call	Baa2	1,286,564
1,500	Florida Water Pollution Control Financing Corporation, Revolving Fund Revenue Bonds,	6/19 at 100.00	AAA	1,504,020
	Series 2009A, 5.000%, 1/15/29
15,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International	10/28 at 100.00	AA–	17,759,550
	Airport, Series 2018F, 5.000%, 10/01/48 (UB)
	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International
	Airport, Subordinate Lien Series 2015B:
5,730	5.000%, 10/01/40	10/24 at 100.00	A+	6,462,580
12,885	5.000%, 10/01/44	10/24 at 100.00	A+	14,497,558

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2019 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 400	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Refunding Series	10/22 at 100.00	A2	$ 437,560
	2012, 5.000%, 10/01/30
1,530	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Refunding	11/21 at 100.00	A2	1,641,843
	Series 2011, 5.000%, 11/15/24
2,500	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Series 2015,	11/24 at 100.00	A2	2,753,800
	5.000%, 11/15/45
	Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City
	Center/Historic Convention Village, Series 2015A:
3,810	5.000%, 2/01/40 – AGM Insured	2/24 at 100.00	A1	4,290,251
19,145	5.000%, 2/01/44 – AGM Insured	2/24 at 100.00	A1	21,398,366
	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami
	Jewish Health System Inc. Project, Series 2017:
205	5.000%, 7/01/32	7/27 at 100.00	BBB	227,265
2,000	5.125%, 7/01/38	7/27 at 100.00	BBB	2,201,140
5,035	5.125%, 7/01/46	7/27 at 100.00	BBB	5,501,241
1,200	Miami, Florida, Special Obligation Non-Ad Valorem Revenue Bonds, Refunding Series 2011A,	2/21 at 100.00	A+ (4)	1,291,668
	6.000%, 2/01/30 (Pre-refunded 2/01/21) – AGM Insured
7,390	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University	4/25 at 100.00	A–	8,178,439
	of Miami, Series 2015A, 5.000%, 4/01/45
17,000	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University	4/28 at 100.00	A–	19,457,350
	of Miami, Series 2018A, 5.000%, 4/01/53
10,000	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series	7/20 at 100.00	A	10,350,900
	2010A, 5.000%, 7/01/35
1,210	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Doral	1/28 at 100.00	BBB–	1,307,357
	Academy, Series 2018, 5.000%, 1/15/37
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport,	10/24 at 100.00	A	1,130,020
	Refunding Series 2014B, 5.000%, 10/01/37
5,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series	10/19 at 100.00	A2 (4)	5,080,850
	2009A, 5.500%, 10/01/41 (Pre-refunded 10/01/19)
7,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series	10/20 at 100.00	A2 (4)	7,894,125
	2010A-1, 5.375%, 10/01/41 (Pre-refunded 10/01/20)
	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport,
	Series 2010B:
3,000	5.000%, 10/01/26	10/20 at 100.00	A	3,136,410
2,500	5.000%, 10/01/27	10/20 at 100.00	A	2,611,525
4,000	5.000%, 10/01/35 – AGM Insured	10/20 at 100.00	AA	4,179,000
1,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2016A, 5.000%,	10/26 at 100.00	A	1,727,490
	10/01/41
4,715	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System,	6/27 at 100.00	Aa3	5,425,928
	Series 2017, 5.000%, 6/01/38
1,850	Miami-Dade County, Florida, Special Obligation Bonds, Refunding Subordinate Series	10/22 at 100.00	A2	2,016,278
	2012B, 5.000%, 10/01/37
	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Refunding
	Series 2012:
5,500	5.000%, 7/01/31	7/22 at 100.00	A1	6,000,885
3,000	5.000%, 7/01/42	7/22 at 100.00	AA	3,244,800
5,770	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A,	10/22 at 100.00	AA–	6,284,165
	5.000%, 10/01/42
1,665	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando	10/19 at 100.00	A2	1,689,359
	Health, Inc., Series 2009, 5.125%, 10/01/26
750	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando	4/22 at 100.00	A+	793,658
	Health, Inc., Series 2012A, 5.000%, 10/01/42

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 255	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences	6/22 at 102.00	N/R	$ 285,911
	of Boca Raton Project, Series 2014A, 7.250%, 6/01/34
4,000	Palm Beach County, Florida, Water and Sewer Revenue Bonds, FPL Reclaimed Water Project,	10/19 at 100.00	AAA	4,059,920
	Series 2009, 5.250%, 10/01/33
1,385	Rivercrest Community Development District, Florida, Special Assessment Bonds, Series	6/19 at 100.00	A3	1,386,745
	2007, 5.000%, 5/01/30 – RAAI Insured
880	Seminole County, Florida, Water and Sewer Revenue Bonds, Refunding & Improvement Series	No Opt. Call	Aa2 (4)	896,227
	1992, 6.000%, 10/01/19 – NPFG Insured (ETM)
6,625	South Broward Hospital District, Florida, Hospital Revenue Bonds, Refunding Series 2015,	5/25 at 100.00	Aa3	7,047,344
	4.000%, 5/01/33
	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health
	Systems of South Florida Obligated Group, Series 2017:
4,595	5.000%, 8/15/42	8/27 at 100.00	A1	5,275,290
12,325	5.000%, 8/15/47	8/27 at 100.00	A1	14,091,049
1,200	Tamarac, Florida, Utility System Revenue Bonds, Series 2009, 5.000%, 10/01/39	10/19 at 100.00	AA (4)	1,217,196
	(Pre-refunded 10/01/19) – AGC Insured
	Tampa Sports Authority, Hillsborough County, Florida, Sales Tax Payments Special Purpose
	Bonds, Stadium Project, Series 1995:
415	5.750%, 10/01/20 – NPFG Insured	No Opt. Call	N/R	430,118
2,785	5.750%, 10/01/25 – NPFG Insured	No Opt. Call	N/R	3,171,697
3,300	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A,	5/22 at 100.00	Aa2	3,577,761
	5.000%, 11/15/33
4,000	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2016A,	5/26 at 100.00	Aa2	4,197,560
	4.000%, 11/15/46
9,720	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Refunding Series	7/22 at 100.00	A2 (4)	10,710,079
	2012B, 5.000%, 7/01/42 (Pre-refunded 7/01/22)
1,500	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle	10/21 at 100.00	A– (4)	1,620,300
	Aeronautical University, Inc. Project, Refunding Series 2011, 5.000%, 10/15/29 (Pre-refunded
	10/15/21) – AGM Insured
2,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle	4/25 at 100.00	A3	2,216,860
	Aeronautical University, Series 2015B, 5.000%, 10/15/45
7,400	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson	6/25 at 100.00	A–	8,251,148
	University Inc. Project, Series 2015, 5.000%, 6/01/45
255,350	Total Florida			280,613,253
	Georgia – 3.3% (2.1% of Total Investments)
6,950	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2010A, 5.000%, 1/01/40 –	1/20 at 100.00	Aa3	7,084,343
	AGM Insured
7,230	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2012B, 5.000%, 1/01/42	1/22 at 100.00	AA–	7,716,073
	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2009B:
1,060	5.375%, 11/01/39 – AGM Insured	11/19 at 100.00	AA–	1,078,624
1,990	5.375%, 11/01/39 (Pre-refunded 11/01/19) – AGM Insured	11/19 at 100.00	AA (4)	2,027,452
	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015:
3,400	5.000%, 11/01/33	5/25 at 100.00	AA–	3,936,452
2,040	5.000%, 11/01/35	5/25 at 100.00	AA–	2,351,549
5,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 –	No Opt. Call	AA–	5,481,300
	FGIC Insured
1,535	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding Series	8/20 at 100.00	AA	1,570,366
	2007, 4.000%, 8/01/26

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2019 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Georgia (continued)
$ 2,000	Cobb County Kennestone Hospital Authority, Georgia, Revenue Anticipation Certificates,	4/27 at 100.00	A	$ 2,278,920
	Wellstar Health System, Series 2017A, 5.000%, 4/01/42
2,000	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds,	9/20 at 100.00	N/R (4)	2,108,540
	DeKalb Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30 (Pre-refunded 9/01/20)
5,725	Fayette County Hospital Authority, Georgia, Revenue Anticipation Certificates, Piedmont	7/26 at 100.00	AA–	6,456,197
	Healthcare, Inc. Project, Series 2016A, 5.000%, 7/01/46
	Fulton County Development Authority, Georgia, Hospital Revenue Bonds, Wellstar Health
	System, Inc. Project, Series 2017A:
4,330	5.000%, 4/01/42	4/27 at 100.00	A	4,933,862
13,620	5.000%, 4/01/47	4/27 at 100.00	A	15,468,915
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation
	Certificates, Northeast Georgia Health Services Inc., Series 2010B:
2,360	5.250%, 2/15/45	2/20 at 100.00	AA–	2,412,911
7,640	5.250%, 2/15/45 (Pre-refunded 2/15/20)	2/20 at 100.00	N/R (4)	7,855,601
12,590	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation	2/25 at 100.00	AA–	14,529,615
	Certificates, Northeast Georgia Health Services Inc., Series 2014A, 5.500%, 8/15/54
7,500	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation	2/27 at 100.00	AA–	8,810,250
	Certificates, Northeast Georgia Health Services Inc., Series 2017B, 5.250%, 2/15/45
7,905	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project J Bonds, Series	7/25 at 100.00	Baa3	8,193,453
	2015A, 5.000%, 7/01/60
11,000	Griffin-Spalding County Hospital Authority, Georgia, Revenue Anticipation Certificates,	4/27 at 100.00	A	11,333,850
	Wellstar Health System Inc., Series 2017A, 4.000%, 4/01/42
1,350	Henry County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2005, 5.250%,	No Opt. Call	AA+	1,679,778
	2/01/27 – BHAC Insured
1,860	Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2019A,	5/29 at 100.00	A3	2,120,177
	5.000%, 5/15/43
8,230	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University,	10/25 at 100.00	Baa1	8,955,228
	Series 2015, 5.000%, 10/01/40
2,615	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South	10/21 at 100.00	AA–	2,772,397
	Georgia Medical Center Project, Series 2011B, 5.000%, 10/01/41
119,930	Total Georgia			131,155,853
	Guam – 0.1% (0.1% of Total Investments)
4,060	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/23 at 100.00	BBB–	4,404,897
	2013, 5.500%, 7/01/43
	Hawaii – 0.0% (0.0% of Total Investments)
275	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	7/23 at 100.00	BB	291,074
	University, Series 2013A, 6.875%, 7/01/43
	Idaho – 0.1% (0.1% of Total Investments)
2,110	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project,	3/22 at 100.00	A–	2,216,555
	Series 2012A, 5.000%, 3/01/47
2,615	Idaho Housing and Finance Association, GNMA Housing Revenue Refunding Bonds, Wedgewood	5/19 at 101.00	A1	2,649,230
	Terrace Project, Series 2002A-1, 7.250%, 3/20/37
4,725	Total Idaho			4,865,785
	Illinois – 22.5% (14.2% of Total Investments)
	Board of Regents of Illinois State University, Auxiliary Facilities System Revenue
	Bonds, Series 2018A:
1,000	5.000%, 4/01/34 – AGM Insured	4/28 at 100.00	A2	1,147,970
285	5.000%, 4/01/37 – AGM Insured	4/28 at 100.00	A2	323,791
1,370	5.000%, 4/01/38 – AGM Insured	4/28 at 100.00	A2	1,553,333

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Bolingbrook, Illinois, General Obligation Bonds, Refunding Series 2002B:
$ 4,595	0.000%, 1/01/32 – FGIC Insured	No Opt. Call	A2	$ 2,958,629
4,000	0.000%, 1/01/34 – FGIC Insured	No Opt. Call	A2	2,331,000
11,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds,	4/27 at 100.00	A	12,746,140
	Series 2016, 6.000%, 4/01/46
2,940	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues	12/21 at 100.00	B2	2,998,359
	Series 2011A, 5.000%, 12/01/41
5,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/27 at 100.00	B+	5,381,050
	Refunding Series 2017G, 5.000%, 12/01/34
6,920	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/28 at 100.00	B+	7,263,578
	Refunding Series 2018D, 5.000%, 12/01/46
11,450	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/25 at 100.00	BB–	13,405,316
	Series 2016A, 7.000%, 12/01/44
1,785	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/26 at 100.00	B+	2,053,500
	Series 2016B, 6.500%, 12/01/46
23,535	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/27 at 100.00	B+	28,531,480
	Series 2017A, 7.000%, 12/01/46, 144A
10,510	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated	No Opt. Call	B+	10,339,318
	Tax Revenues, Series 1998B-1, 0.000%, 12/01/19 – FGIC Insured
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated
	Tax Revenues, Series 1999A:
19,600	0.000%, 12/01/20 – FGIC Insured	No Opt. Call	B+	18,700,752
1,000	5.500%, 12/01/26 – NPFG Insured	No Opt. Call	B+	1,122,840
3,500	Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds, Federal	6/21 at 100.00	A2	3,713,080
	Transit Administration Section 5307 Urbanized Area Formula Funds, Refunding Series 2011,
	5.250%, 6/01/26 – AGM Insured
5,785	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011,	12/21 at 100.00	A3	6,091,084
	5.250%, 12/01/40
9,285	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014,	12/24 at 100.00	AA	10,262,803
	5.250%, 12/01/49
13,100	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third	1/20 at 100.00	A2	13,400,121
	Lien Refunding Series 2010C, 5.250%, 1/01/35 – AGC Insured
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
32,170	0.000%, 1/01/21 – FGIC Insured	No Opt. Call	BBB–	30,833,980
32,670	0.000%, 1/01/22 – FGIC Insured	No Opt. Call	BBB–	30,402,049
22,670	0.000%, 1/01/25 – FGIC Insured	No Opt. Call	BBB–	18,897,712
10,565	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A,	1/27 at 100.00	BBB–	12,054,242
	6.000%, 1/01/38
	Chicago, Illinois, General Obligation Bonds, Series 2019A:
4,000	5.000%, 1/01/44	1/29 at 100.00	BBB–	4,248,560
3,630	5.500%, 1/01/49	1/29 at 100.00	BBB–	4,010,569
5,540	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2008A, 5.000%, 1/01/38 – AGC	6/19 at 100.00	AA	5,553,296
	Insured
5,000	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/22 at 100.00	N/R (4)	5,433,300
	(Pre-refunded 1/01/22)
5,000	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago	12/23 at 100.00	BBB	5,212,300
	City Colleges, Series 2013, 5.250%, 12/01/43
4,500	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago	12/27 at 100.00	A+	5,005,260
	City Colleges, Series 2017, 5.000%, 12/01/47
4,865	Cook County Community Consolidated School District 15, Palatine, Illinois, General	No Opt. Call	Aa2	4,708,201
	Obligation Bonds, Series 2001, 0.000%, 12/01/20 – FGIC Insured

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2019 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Cook County Community High School District 219, Niles Township, Illinois, General
	Obligation Capital Appreciation Bonds, Series 2001:
$ 2,575	0.000%, 12/01/20 – NPFG Insured	No Opt. Call	Baa2	$ 2,466,438
3,615	0.000%, 12/01/20 – NPFG Insured (ETM)	No Opt. Call	N/R (4)	3,515,696
	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A:
3,500	5.250%, 11/15/22	11/20 at 100.00	A2	3,667,930
12,425	5.250%, 11/15/33	11/20 at 100.00	AA–	12,925,230
15,285	DuPage County Forest Preserve District, Illinois, General Obligation Bonds, Series 2000,	No Opt. Call	AAA	15,147,894
	0.000%, 11/01/19
	Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural
	History, Series 2002RMKT:
2,750	3.900%, 11/01/36	11/27 at 102.00	A	2,865,775
5,265	5.500%, 11/01/36	11/23 at 100.00	A	5,791,816
5,020	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012,	6/22 at 100.00	Aa3	5,337,164
	5.000%, 6/01/42
	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network,
	Series 2016C:
3,500	5.000%, 2/15/32	2/27 at 100.00	Aa2	4,114,600
55	4.000%, 2/15/41 (Pre-refunded 2/15/27)	2/27 at 100.00	N/R (4)	62,894
27,080	4.000%, 2/15/41	2/27 at 100.00	Aa2	28,726,735
1,000	5.000%, 2/15/41	2/27 at 100.00	Aa2	1,141,350
4,200	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012,	9/22 at 100.00	AA+	4,528,902
	5.000%, 9/01/38
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
8,750	5.000%, 9/01/39	9/24 at 100.00	AA+	9,714,862
11,030	5.000%, 9/01/42	9/24 at 100.00	AA+	12,200,173
1,500	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B, 5.500%,	11/19 at 100.00	N/R (4)	1,528,785
	11/01/39 (Pre-refunded 11/01/19)
2,910	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013,	5/22 at 100.00	Baa2	3,064,055
	5.000%, 5/15/43
16,165	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016,	6/26 at 100.00	A3	17,780,530
	5.000%, 12/01/40
1,100	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Tender	8/22 at 100.00	AA+	1,441,209
	Option Bond Trust 2015-XF0076, 11.217%, 8/15/43, 144A (IF)
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding
	Series 2010A:
565	6.000%, 5/15/39	5/20 at 100.00	A	580,052
3,460	6.000%, 5/15/39 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (4)	3,612,482
13,540	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A,	11/25 at 100.00	A	14,802,470
	5.000%, 11/15/45
	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A:
85	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	86,467
8,400	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	8,544,984
2,215	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series	7/23 at 100.00	A–	2,482,550
	2013A, 6.000%, 7/01/43
4,135	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,	8/25 at 100.00	Baa1	4,533,862
	Refunding Series 2015C, 5.000%, 8/15/44
5,000	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises,	3/27 at 100.00	A+	5,591,500
	Inc., Series 2017A, 5.000%, 3/01/47
8,040	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%,	8/21 at 100.00	A2	8,693,652
	8/15/41 – AGM Insured
1,000	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center,	2/21 at 100.00	AA– (4)	1,066,550
	Series 2011C, 5.500%, 8/15/41 (Pre-refunded 2/15/21)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 2,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center,	2/21 at 100.00	AA– (4)	$ 2,666,375
	Series 2011C, 5.500%, 8/15/41 (Pre-refunded 2/15/21) (UB), (6)
15,510	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A,	10/21 at 100.00	AA–	16,391,123
	5.000%, 10/01/51
	Illinois State, General Obligation Bonds, February Series 2014:
1,600	5.250%, 2/01/32	2/24 at 100.00	BBB–	1,699,744
5,450	5.000%, 2/01/39	2/24 at 100.00	BBB–	5,660,152
1,750	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/32	1/26 at 100.00	BBB–	1,871,800
5,420	Illinois State, General Obligation Bonds, May Series 2014, 5.000%, 5/01/39	5/24 at 100.00	BBB–	5,637,125
5,000	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/34	11/26 at 100.00	BBB–	5,344,100
15,000	Illinois State, General Obligation Bonds, November Series 2017C, 5.000%, 11/01/29	11/27 at 100.00	BBB–	16,456,050
3,500	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/25	No Opt. Call	BBB–	3,835,650
	Illinois State, General Obligation Bonds, October Series 2016:
3,510	5.000%, 2/01/28	2/27 at 100.00	BBB–	3,865,247
6,100	5.000%, 2/01/29	2/27 at 100.00	BBB–	6,675,718
10,000	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/21 –	1/20 at 100.00	BBB	10,191,300
	AGM Insured
2,515	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/24	8/22 at 100.00	BBB–	2,661,574
	Illinois State, General Obligation Bonds, Series 2012A:
2,500	5.000%, 3/01/25	3/22 at 100.00	BBB–	2,617,700
4,500	5.000%, 3/01/27	3/22 at 100.00	BBB–	4,700,475
2,035	Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38	7/23 at 100.00	BBB–	2,152,765
5,030	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A,	1/23 at 100.00	AA–	5,478,777
	5.000%, 1/01/38
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014B:
8,000	5.000%, 1/01/38	1/24 at 100.00	AA–	8,905,360
6,500	5.000%, 1/01/39	1/24 at 100.00	AA–	7,231,055
10,040	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015A,	7/25 at 100.00	AA–	11,344,899
	5.000%, 1/01/40
8,890	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015B,	1/26 at 100.00	AA–	10,078,860
	5.000%, 1/01/40
10,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2017A,	1/28 at 100.00	AA–	11,655,500
	5.000%, 1/01/42
1,115	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust	1/23 at 100.00	A1	1,513,222
	2015-XF0051, 11.222%, 1/01/38, 144A (IF)
11,050	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001, 6.000%,	No Opt. Call	BBB–	12,820,210
	11/01/26 – FGIC Insured
	Lake County Community Unit School District 60, Waukegan, Illinois, General Obligation
	Refunding Bonds, Series 2001B:
3,230	0.000%, 11/01/19 – AGM Insured	No Opt. Call	A2	3,195,988
1,740	0.000%, 11/01/21 – AGM Insured	No Opt. Call	A2	1,641,881
4,020	Lake, Cook, Kane and McHenry Counties Community Unit School District 220, Barrington,	No Opt. Call	A2	4,237,683
	Illinois, General Obligation Bonds, Refunding Series 2002, 5.250%, 12/01/20 – AGM Insured (UB)
5,000	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Alternate	1/21 at 100.00	A2	5,235,600
	Revenue Source Series 2011A, 5.250%, 1/01/39 – AGM Insured
17,945	McHenry and Kane Counties Community Consolidated School District 158, Huntley, Illinois,	No Opt. Call	Baa2	16,822,720
	General Obligation Bonds, Series 2003, 0.000%, 1/01/22 – FGIC Insured
2,910	McHenry County Community High School District 154, Marengo, Illinois, Capital	No Opt. Call	Aa2	2,808,936
	Appreciation School Bonds, Series 2001, 0.000%, 1/01/21 – FGIC Insured
5,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/22 at 100.00	BBB–	5,158,000
	Bonds, Refunding Series 2012B, 5.000%, 6/15/52 (UB), (6)

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2019 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 5,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	12/25 at 100.00	BBB–	$ 5,446,850
	Bonds, Series 2015A, 5.500%, 6/15/53
2,030	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	12/27 at 100.00	BBB–	2,175,145
	Bonds, Series 2017A, 5.000%, 6/15/57
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project
	Refunding Bonds, Series 2010A:
3,790	5.500%, 6/15/50 (Pre-refunded 6/15/20)	6/20 at 100.00	BBB– (4)	3,951,113
11,795	5.500%, 6/15/50	6/20 at 100.00	Ba1	11,994,689
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place
	Expansion Project, Capital Appreciation Refunding Series 2010B-1:
33,000	0.000%, 6/15/45 – AGM Insured	No Opt. Call	BBB–	11,214,720
5,355	0.000%, 6/15/46 – AGM Insured	No Opt. Call	BBB–	1,742,089
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place
	Expansion Project, Refunding Series 1996A:
16,570	0.000%, 12/15/20 – NPFG Insured	No Opt. Call	BBB–	15,925,593
5,010	0.000%, 12/15/21 – NPFG Insured	No Opt. Call	Baa2	4,687,206
23,920	0.000%, 12/15/22 – NPFG Insured	No Opt. Call	BBB–	21,716,490
13,350	0.000%, 12/15/24 – NPFG Insured	No Opt. Call	BBB–	11,356,845
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place
	Expansion Project, Refunding Series 1998A:
4,340	5.500%, 12/15/23 – FGIC Insured (Pre-refunded 6/15/22)	No Opt. Call	BBB– (4)	4,681,775
4,435	5.500%, 12/15/23 – FGIC Insured	No Opt. Call	BBB–	4,696,177
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place
	Expansion Project, Refunding Series 2010B-2:
2,330	5.000%, 6/15/50	6/20 at 100.00	BBB	2,356,818
8,000	5.250%, 6/15/50	6/20 at 100.00	BBB	8,113,760
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place
	Expansion Project, Series 2002A:
1,420	5.700%, 6/15/25 (Pre-refunded 6/15/22)	6/22 at 101.00	N/R (4)	1,606,233
5,080	5.700%, 6/15/25	6/22 at 101.00	BBB–	5,596,788
8,000	5.750%, 6/15/26 – NPFG Insured	6/22 at 101.00	BBB–	8,816,160
1,115	5.750%, 6/15/27	6/22 at 101.00	BBB–	1,225,842
4,610	5.750%, 6/15/27 (Pre-refunded 6/15/22)	6/22 at 101.00	N/R (4)	5,221,563
195	0.000%, 6/15/30 (ETM)	No Opt. Call	N/R (4)	150,885
3,505	0.000%, 6/15/30	No Opt. Call	BBB	2,375,794
28,000	0.000%, 12/15/35 – AGM Insured	No Opt. Call	BBB–	15,379,560
3,280	0.000%, 6/15/37 – NPFG Insured	No Opt. Call	BBB–	1,614,974
11,715	0.000%, 12/15/38 – NPFG Insured	No Opt. Call	BBB–	5,352,935
9,760	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place	No Opt. Call	AA+ (4)	11,709,658
	Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)
	Midlothian, Illinois, General Obligation Bonds, Series 2010A:
2,685	5.000%, 2/01/30 – AGM Insured	2/20 at 100.00	AA	2,700,868
2,080	5.250%, 2/01/34 – AGM Insured	2/20 at 100.00	AA	2,094,539
17,865	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	A2	20,050,604
	Illinois, General Obligation Bonds, Series 1999, 5.750%, 6/01/23 – AGM Insured
2,300	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AA	3,048,466
	Illinois, General Obligation Bonds, Series 2000A, 6.500%, 7/01/30 – NPFG Insured
4,125	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial	11/23 at 100.00	N/R (4)	5,164,624
	Group, Inc., Series 2013, 7.625%, 11/01/48 (Pre-refunded 11/01/23)
	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
2,250	5.000%, 3/01/29	3/25 at 100.00	A3	2,557,305
7,000	5.000%, 3/01/31	3/25 at 100.00	A3	7,911,820
2,685	Sterling, Whiteside County, Illinois, General Obligation Bonds, Recovery Zone Facility	5/20 at 100.00	AA	2,770,464
	Series 2010A, 5.250%, 5/01/31 – AGM Insured

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 2,000	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013,	10/23 at 100.00	Baa1	$ 2,279,720
	6.250%, 10/01/38
4,810	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation	No Opt. Call	A2	4,342,757
	Bonds, Series 2006, 0.000%, 1/01/23 – AGM Insured
	Will County Community Unit School District 201U, Crete-Monee, Illinois, General
	Obligation Bonds, Capital Appreciation Series 2004:
780	0.000%, 11/01/22 – NPFG Insured (ETM)	No Opt. Call	Baa2 (4)	728,567
2,550	0.000%, 11/01/22 – NPFG Insured	No Opt. Call	Baa2	2,343,705
1,895	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois,	12/20 at 100.00	A2 (4)	2,058,292
	General Obligation Bonds, Series 2011, 7.250%, 12/01/28 (Pre-refunded 12/01/20) – AGM Insured
897,425	Total Illinois			884,417,202
	Indiana – 3.7% (2.3% of Total Investments)
6,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, Valparaiso University	10/24 at 100.00	A3	6,588,300
	Project, Series 2014, 5.000%, 10/01/44
7,910	Indiana Finance Authority, Health System Revenue Bonds, Sisters of Saint Francis Health	11/19 at 100.00	Aa3 (4)	8,051,984
	Services, Inc. Obligated Group, Series 2009, 5.250%, 11/01/39 (Pre-refunded 11/01/19)
	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project,
	Series 2012A:
5,000	4.000%, 5/01/35	5/23 at 100.00	A	5,190,750
5,420	5.000%, 5/01/42	5/23 at 100.00	A	5,869,697
	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation
	Group, Refunding 2015A:
1,875	4.000%, 12/01/40	6/25 at 100.00	AA	1,973,194
3,400	5.000%, 12/01/40	6/25 at 100.00	AA	3,799,092
8,630	Indiana Finance Authority, Revenue Bonds, Community Foundation of Northwest Indiana	3/22 at 100.00	AA–	9,186,376
	Obligated Group, Series 2012, 5.000%, 3/01/41
6,290	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series	12/19 at 100.00	AA– (4)	6,421,713
	2009A, 5.250%, 12/01/38 (Pre-refunded 12/01/19)
2,500	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series	12/20 at 100.00	AA– (4)	2,626,075
	2010B, 5.000%, 12/01/37 (Pre-refunded 12/01/20)
10,000	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2009A,	12/19 at 100.00	AA– (4)	10,209,400
	5.250%, 12/01/38 (Pre-refunded 12/01/19) (UB), (6)
11,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project,	10/26 at 100.00	A	12,563,760
	First Lien Green Series 2016A, 5.000%, 10/01/46
5,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project,	10/21 at 100.00	A2	5,331,350
	Series 2011B, 5.000%, 10/01/41
5,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project,	10/22 at 100.00	A1	5,466,650
	Series 2012A, 5.000%, 10/01/37
13,215	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project,	10/24 at 100.00	A	14,878,504
	Series 2014A, 5.000%, 10/01/44
5,130	Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy Group Project,	10/26 at 100.00	A+	5,859,281
	First Lien Series 2016A, 5.000%, 10/01/46
4,320	Indiana Health Facility Financing Authority, Revenue Bonds, Ancilla Systems Inc.	6/19 at 100.00	N/R (4)	4,331,318
	Obligated Group, Series 1997, 5.250%, 7/01/22 – NPFG Insured (ETM)
14,100	Indiana Municipal Power Agency Power Supply System Revenue Bonds, Refunding Series	7/26 at 100.00	A+	16,128,567
	2016A, 5.000%, 1/01/42
3,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2011A, 5.000%,	7/21 at 100.00	A+ (4)	3,219,360
	1/01/31 (Pre-refunded 7/01/21)
	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E:
9,255	0.000%, 2/01/25 – AMBAC Insured	No Opt. Call	AA	8,114,414
9,560	0.000%, 2/01/26 – AMBAC Insured	No Opt. Call	AA–	8,147,319

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2019 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$ 1,580	Zionsville Community Schools Building Corporation, Indiana, First Mortgage Bonds, Series	No Opt. Call	A2	$ 1,286,610
	2005Z, 0.000%, 1/15/28 – AGM Insured
138,185	Total Indiana			145,243,714
	Iowa – 2.3% (1.4% of Total Investments)
4,000	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011, 5.250%,	6/20 at 100.00	A2 (4)	4,156,720
	6/15/36 (Pre-refunded 6/15/20)
16,130	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer	12/23 at 100.00	B–	17,392,495
	Company Project, Series 2013, 5.250%, 12/01/25
2,310	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer	6/19 at 105.00	B–	2,427,995
	Company Project, Series 2016, 5.875%, 12/01/26, 144A
2,690	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer	12/22 at 105.00	B+	2,884,675
	Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory Put 12/01/22)
3,085	Iowa Finance Authority, Senior Housing Revenue Bonds, Northcrest Inc. Project, Series	3/24 at 103.00	BB+	3,229,193
	2018A, 5.000%, 3/01/48
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
13,950	5.375%, 6/01/38	6/19 at 100.00	B2	13,811,895
12,830	5.500%, 6/01/42	6/19 at 100.00	B2	12,701,700
5,675	5.625%, 6/01/46	6/19 at 100.00	B	5,615,980
16,100	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/19 at 100.00	BB–	16,011,611
	5.600%, 6/01/34
	Xenia Rural Water District, Iowa, Water Revenue Bonds, Refunding Capital Loan Note
	Series 2016:
4,700	5.000%, 12/01/36	12/26 at 100.00	BBB+	5,224,050
5,990	5.000%, 12/01/41	12/26 at 100.00	BBB+	6,583,669
87,460	Total Iowa			90,039,983
	Kansas – 0.4% (0.3% of Total Investments)
2,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vail	11/22 at 100.00	A2	2,152,920
	Health Care Inc., Series 2013J, 5.000%, 11/15/38
3,000	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health	5/22 at 100.00	AA	3,257,130
	System/Sunbelt Obligated Group, Series 2012A, 5.000%, 11/15/28
3,700	Kansas Municipal Energy Agency, Power Project Revenue Bonds, Dogwood Project, Series	4/26 at 100.00	AA	4,156,950
	2018A, 5.000%, 4/01/38 – BAM Insured
5,270	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 2018A,	7/28 at 100.00	A	6,050,329
	5.000%, 7/01/43
1,820	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park	6/19 at 100.00	Ba3	1,822,966
	Convention Center, Series 2007A, 5.125%, 1/01/22 – AMBAC Insured
15,790	Total Kansas			17,440,295
	Kentucky – 1.0% (0.7% of Total Investments)
6,010	Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton	No Opt. Call	Baa2	4,555,640
	Healthcare Inc., Series 2000B, 0.000%, 10/01/28 – NPFG Insured
2,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist	8/21 at 100.00	Baa1	2,108,040
	Healthcare System Obligated Group, Series 2011, 5.000%, 8/15/42
1,300	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro	6/27 at 100.00	BB+	1,423,032
	Health, Refunding Series 2017A, 5.000%, 6/01/37
4,525	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro	6/20 at 100.00	Baa3 (4)	4,758,490
	Medical Health System, Series 2010A, 6.500%, 3/01/45 (Pre-refunded 6/01/20)
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Convertible Capital Appreciation Series 2013C:
5,000	6.750%, 7/01/43, (5)	7/31 at 100.00	Baa3	5,052,400
8,610	6.875%, 7/01/46, (5)	7/31 at 100.00	Baa3	8,716,936

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Series 2013A:
$ 2,655	5.750%, 7/01/49	7/23 at 100.00	Baa3	$ 2,897,348
430	6.000%, 7/01/53	7/23 at 100.00	Baa3	471,641
4,630	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State	6/21 at 100.00	A–	4,860,065
	Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/31
	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health
	Initiatives, Series 2012A:
2,980	5.000%, 12/01/35	6/22 at 100.00	BBB+	3,175,220
3,000	5.000%, 12/01/35	6/22 at 100.00	N/R	3,302,520
41,140	Total Kentucky			41,321,332
	Louisiana – 3.0% (1.9% of Total Investments)
7,715	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala	7/23 at 100.00	N/R	8,239,929
	Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36
4,000	Board of Commissioners of the Port of New Orleans, Louisiana, Port Facility Revenue	4/28 at 100.00	A2	4,614,880
	Bonds, Refunding Series 2018A, 5.000%, 4/01/48 – AGM Insured
670	Jefferson Parish Hospital District1, Louisiana, Hospital Revenue Bonds, West Jefferson	1/21 at 100.00	A2 (4)	717,047
	Medical Center, Refunding Series 2011A, 6.000%, 1/01/39 (Pre-refunded 1/01/21) – AGM Insured
1,870	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue	12/27 at 100.00	A2	2,189,097
	Bonds, Series 2017B, 5.000%, 12/01/42 – AGM Insured
5,000	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin’ Cajun	10/20 at 100.00	AA (4)	5,271,450
	Facilities Inc. Housing & Parking Project, Series 2010, 5.500%, 10/01/41 (Pre-refunded
	10/01/20) – AGM Insured
1,695	Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship	7/26 at 100.00	A3	1,886,060
	Properties LLC – Louisiana State University Nicolson Gateway Project, Series 2016A,
	5.000%, 7/01/46
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,
	Refunding Series 2016:
20	4.000%, 5/15/35 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (4)	22,796
2,345	4.000%, 5/15/36	5/26 at 100.00	A3	2,458,357
20	5.000%, 5/15/47 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (4)	24,109
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,
	Refunding Series 2017:
4,000	5.000%, 5/15/42	5/27 at 100.00	A3	4,510,120
22,625	5.000%, 5/15/46	5/27 at 100.00	A3	25,451,767
5,750	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/21 at 100.00	A3 (4)	6,333,510
	Series 2011, 6.750%, 5/15/41 (Pre-refunded 5/15/21)
1,975	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/25 at 100.00	A3	2,159,643
	Series 2015, 5.000%, 5/15/47
13,590	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series	7/23 at 100.00	A2	14,991,537
	2013A, 5.000%, 7/01/36
1,015	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Second Lien Series	11/27 at 100.00	AA–	1,190,859
	2017C, 5.000%, 5/01/45
5,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Second Lien Series 2010B, 5.000%,	5/20 at 100.00	AA– (4)	5,168,000
	5/01/45 (Pre-refunded 5/01/20)
12,000	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal	1/25 at 100.00	A–	13,347,240
	Project, Series 2015A, 5.000%, 1/01/45
5,000	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal	1/27 at 100.00	A–	5,692,350
	Project, Series 2017A, 5.000%, 1/01/48
6,280	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014,	6/24 at 100.00	A–	6,755,270
	5.000%, 6/01/44
1,355	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding Series 2015,	12/25 at 100.00	A–	1,506,354
	5.000%, 12/01/40

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2019 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$ 5,000	St Tammany Parish Hospital District No 1, Louisiana, Hospital Revenue and Revenue	7/28 at 100.00	A+	$ 5,704,100
	Refunding Bonds, St Tammany Parish Hospital Project, Series 2018, 5.000%, 7/01/48
106,925	Total Louisiana			118,234,475
	Maine – 0.6% (0.4% of Total Investments)
7,000	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine	7/23 at 100.00	Ba1	7,423,150
	Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43
6,300	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine	7/26 at 100.00	Ba1	6,860,007
	Medical Center Obligated Group Issue, Series 2016A, 5.000%, 7/01/41
	Maine Health and Higher Educational Facilities Authority Revenue Bonds, MaineHealth
	Issue, Series 2018A:
3,440	5.000%, 7/01/43	7/28 at 100.00	A+	3,958,236
2,935	5.000%, 7/01/48	7/28 at 100.00	A+	3,363,363
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General	7/21 at 100.00	Ba3	1,134,567
	Medical Center, Series 2011, 6.750%, 7/01/41
20,725	Total Maine			22,739,323
	Maryland – 1.3% (0.8% of Total Investments)
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
3,260	5.000%, 9/01/35	9/27 at 100.00	BBB–	3,691,591
1,000	5.000%, 9/01/39	9/27 at 100.00	BBB–	1,120,580
1,645	5.000%, 9/01/46	9/27 at 100.00	BBB–	1,815,636
8,610	Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series 2017A,	1/27 at 100.00	A+	9,913,554
	5.000%, 7/01/41
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy	7/21 at 100.00	BBB	1,082,400
	Medical Center, Series 2011, 6.250%, 7/01/31
3,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University	7/22 at 100.00	A–	3,760,750
	of Maryland Medical System Issue, Series 2013A, 5.000%, 7/01/43
4,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University	1/28 at 100.00	A–	4,205,280
	of Maryland Medical System Issue, Taxable Series 2017D, 4.000%, 7/01/48
17,000	Maryland Stadium Authority, Lease Revenue Bonds, Baltimore City Public Schools	5/28 at 100.00	AA–	19,856,340
	Construction & Revitalization Program, Series 2018A, 5.000%, 5/01/42
2,000	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Series 2015,	6/25 at 100.00	AA–	2,251,380
	5.000%, 12/01/44
1,150	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside	11/24 at 103.00	BB	1,233,007
	King Farm Project, Series 2017A-1, 5.000%, 11/01/37
2,100	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Series 2017B,	11/24 at 103.00	BB	2,222,094
	5.000%, 11/01/42
45,265	Total Maryland			51,152,612
	Massachusetts – 2.7% (1.7% of Total Investments)
5,500	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	AA	5,616,985
	Commonwealth Contract Assistance Secured, Series 2010B, 5.000%, 1/01/35
14,375	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	A2	14,667,244
	Refunding Senior Lien Series 2010B, 5.000%, 1/01/37
1,250	Massachusetts Development Finance Agency, Hospital Revenue Bonds, Cape Cod Healthcare	11/23 at 100.00	A+	1,374,675
	Obligated Group, Series 2013, 5.250%, 11/15/41
930	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue,	7/25 at 100.00	BBB	1,016,016
	Green Bonds, Series 2015D, 5.000%, 7/01/44
11,370	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series	10/26 at 100.00	A+	13,068,223
	2016BB-1, 5.000%, 10/01/46
3,630	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series	7/28 at 100.00	Baa1	4,091,917
	2018J-2, 5.000%, 7/01/53

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
$ 1,100	Massachusetts Development Finance Agency, Revenue Bonds, Dana-Farber Cancer Institute	12/26 at 100.00	A1	$ 1,254,506
	Issue, Series 2016N, 5.000%, 12/01/46
	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015:
2,070	4.500%, 1/01/45	1/25 at 100.00	Baa2	2,170,954
8,800	5.000%, 1/01/45	1/25 at 100.00	Baa2	9,608,896
2,700	Massachusetts Development Finance Agency, Revenue Bonds, Olin College, Series 2013E,	11/23 at 100.00	A2	2,991,330
	5.000%, 11/01/43
4,000	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System	1/28 at 100.00	AA–	4,332,320
	Issue, Series 2017S-1, 4.000%, 7/01/35
1,725	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A,	1/29 at 100.00	BBB+	1,974,021
	5.000%, 7/01/44
	Massachusetts Development Finance Agency, Revenue Bonds, Western New England University,
	Series 2015:
1,380	5.000%, 9/01/40	9/25 at 100.00	BBB	1,519,256
1,545	5.000%, 9/01/45	9/25 at 100.00	BBB	1,695,112
3,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	No Opt. Call	AA–	4,192,410
	Series 2002A, 5.750%, 1/01/42 – AMBAC Insured
4,500	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners	7/19 at 100.00	AA– (4)	4,525,110
	HealthCare System, Series 2010J-1, 5.000%, 7/01/39 (Pre-refunded 7/01/19)
3,335	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners	7/19 at 100.00	Aa3	3,390,828
	HealthCare System, Tender Option Trust 2015-XF0047, 9.073%, 7/01/34, 144A (IF)
1,800	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts	7/20 at 100.00	N/R (4)	1,875,870
	Eye and Ear Infirmary, Series 2010C, 5.375%, 7/01/35 (Pre-refunded 7/01/20)
900	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series	7/21 at 100.00	A3	955,674
	2011A, 5.125%, 7/01/41
6,840	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior	5/23 at 100.00	Aa2	7,519,280
	Series 2013A, 5.000%, 5/15/43
7,500	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Tender	8/22 at 100.00	Aa2	9,113,325
	Option Bond Trust 2016-XF2223, 7.136%, 8/15/24, 144A (IF)
8,050	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Parking	7/21 at 100.00	A+	8,505,147
	Revenue Bonds, Senior Lien Series 2011, 5.000%, 7/01/41
500	Springfield Water and Sewer Commission, Massachusetts, General Revenue Bonds, Refunding	11/20 at 100.00	A3 (4)	526,080
	Series 2010B, 5.000%, 11/15/30 (Pre-refunded 11/15/20) – AGC Insured
96,800	Total Massachusetts			105,985,179
	Michigan – 5.6% (3.5% of Total Investments)
5,335	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A2	5,778,392
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
2,830	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B,	No Opt. Call	A3	3,445,949
	5.500%, 7/01/29 – NPFG Insured
10,000	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A,	7/21 at 100.00	A2	10,633,900
	5.250%, 7/01/41
3,500	Eastern Michigan University, General Revenue Bonds, Series 2018A, 4.000%, 3/01/44 –	3/28 at 100.00	A2	3,690,540
	AGM Insured
	Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General
	Obligation Bonds, Devos Place Project, Series 2001:
7,660	0.000%, 12/01/21	No Opt. Call	AAA	7,304,806
7,955	0.000%, 12/01/22	No Opt. Call	AAA	7,445,323
8,260	0.000%, 12/01/23	No Opt. Call	AAA	7,574,915
8,575	0.000%, 12/01/24	No Opt. Call	AAA	7,691,861
10,000	Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds, Refunding Senior Lien	7/26 at 100.00	A2	11,624,500
	Series 2016C, 5.000%, 7/01/35

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2019 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$ 27,960	Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds, Senior Lien Series	7/26 at 100.00	A2	$ 31,996,026
	2016A, 5.000%, 7/01/46
	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds,
	Bronson Methodist Hospital, Remarketed Series 2006:
895	5.250%, 5/15/36 – AGM Insured	5/20 at 100.00	A2	920,561
1,105	5.250%, 5/15/36 (Pre-refunded 5/15/20) – AGM Insured	5/20 at 100.00	A2 (4)	1,145,222
8,815	Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Series	11/29 at 100.00	A	9,252,048
	2019A, 4.000%, 11/15/50 (WI/DD, Settling 5/02/19)
405	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	7/24 at 100.00	A2	451,875
	Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1,
	5.000%, 7/01/37 – AGM Insured
1,300	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	7/22 at 100.00	A+	1,390,974
	Sewerage Department Water Supply System Local Project, Series 2014C-1, 5.000%, 7/01/44
7,000	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group,	6/26 at 100.00	AA–	7,954,450
	Refunding Series 2016MI, 5.000%, 12/01/45
12,520	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group,	12/27 at 100.00	AA–	13,516,341
	Refunding Series 2017A-MI, 4.000%, 12/01/36
	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding
	Series 2011MI:
35	5.000%, 12/01/39 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (4)	37,941
9,965	5.000%, 12/01/39	12/21 at 100.00	AA–	10,656,272
3,000	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series	6/22 at 100.00	AA–	3,243,900
	2015MI, 5.000%, 12/01/31
10,330	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit	11/26 at 100.00	AA+	10,869,123
	Group, Refunding and Project Series 2010F-6, 4.000%, 11/15/47
1,315	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A, 5.000%, 1/01/43	1/22 at 100.00	BBB	1,380,290
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding
	Series 2015-I:
17,000	5.000%, 4/15/31	10/25 at 100.00	AA–	19,893,910
1,615	5.000%, 4/15/38	10/25 at 100.00	AA–	1,863,645
11,345	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health	11/19 at 100.00	N/R (4)	11,594,590
	System, Refunding Series 2009, 5.750%, 11/15/39 (Pre-refunded 11/15/19)
2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group,	6/22 at 100.00	AA–	2,125,740
	Series 2009C, 5.000%, 12/01/48
4,575	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue	5/19 at 100.00	B2	4,540,733
	Bonds, Series 2008A, 6.875%, 6/01/42
4,790	Mona Shores Public Schools, Muskegon County, Michigan, General Obligation Bonds, School	5/29 at 100.00	Aa1	5,598,217
	Building & Site Series 2019I, 5.000%, 5/01/48
5,780	Oakland University, Michigan, General Revenue Bonds, Series 2012, 5.000%, 3/01/42	3/22 at 100.00	A1	6,133,158
2,500	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	8/19 at 100.00	N/R (4)	2,528,850
	Hospital Obligated Group, Refunding Series 2009W, 6.375%, 8/01/29 (Pre-refunded 8/01/19)
2,200	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne	12/25 at 100.00	A	2,494,888
	County Airport, Series 2015D, 5.000%, 12/01/45
5,000	Wayne State University, Michigan, General Revenue Bonds, Series 2018A, 5.000%, 11/15/43	11/28 at 100.00	A+	5,809,650
205,565	Total Michigan			220,588,590
	Minnesota – 2.3% (1.4% of Total Investments)
285	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory	8/26 at 100.00	BB+	284,632
	Academy, Refunding Series 2016A, 4.000%, 8/01/36
4,005	City of Milaca, Minnesota Refunding Revenue Bonds, Grandview Christian Home Project,	10/24 at 102.00	N/R	4,152,905
	Series 2016, 5.000%, 10/01/41

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds,
	Walker Highview Hills LLC Project, Refunding Series 2016A:
$ 2,130	3.500%, 8/01/25, 144A	8/22 at 100.00	N/R	$ 2,142,950
1,000	5.000%, 8/01/46, 144A	8/22 at 100.00	N/R	1,025,820
	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds,
	Essentia Health Obligated Group, Series 2018A:
3,000	5.000%, 2/15/48	2/28 at 100.00	A–	3,406,170
11,000	5.000%, 2/15/53	2/28 at 100.00	A–	12,383,030
5,240	5.250%, 2/15/53	2/28 at 100.00	A–	6,015,101
9,840	Independent School District 621, Mounds View, Minnesota, General Obligation Bonds,	2/27 at 100.00	AAA	10,527,324
	School Building Series 2018A, 4.000%, 2/01/41
2,800	Itasca County Independent School District 318, Minnesota, General Obligation Bonds,	2/27 at 100.00	AAA	3,040,240
	Series 2018A, 4.000%, 2/01/37
	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services,
	Series 2018A:
2,530	4.000%, 11/15/48	11/28 at 100.00	A2	2,659,435
3,395	5.000%, 11/15/49	11/28 at 100.00	A2	3,913,518
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,
	Senior Lien Series 2016C:
3,500	5.000%, 1/01/41	1/27 at 100.00	AA–	4,066,650
5,000	5.000%, 1/01/46	1/27 at 100.00	AA–	5,783,900
2,855	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2017A, 5.000%,	12/26 at 100.00	Aa3	3,301,294
	12/01/47
4,000	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Series	5/29 at 100.00	A2	4,252,800
	2019, 4.000%, 5/01/49
4,170	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue	9/24 at 102.00	BBB–	4,182,927
	Bonds, Nova Classical Academy, Series 2016A, 4.125%, 9/01/47
3,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue	7/25 at 100.00	A2	3,441,720
	Bonds, HealthPartners Obligated Group, Refunding Series 2015A, 5.000%, 7/01/30
	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds,
	Fairview Health Services, Series 2017A:
595	4.000%, 11/15/35	11/27 at 100.00	A2	641,166
1,470	4.000%, 11/15/43	11/27 at 100.00	A2	1,557,024
850	Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country Manor Campus LLC	9/27 at 100.00	N/R	922,845
	Project, Refunding Series 2017, 5.000%, 9/01/42
	St Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds,
	HealthEast Inc., Series 2015A:
550	5.250%, 11/15/35 (Pre-refunded 11/15/20)	11/20 at 100.00	N/R (4)	579,909
3,595	5.000%, 11/15/40 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R (4)	4,289,123
5,315	5.000%, 11/15/44 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R (4)	6,341,220
80,125	Total Minnesota			88,911,703
	Mississippi – 0.3% (0.2% of Total Investments)
11,465	Medical Center Educational Building Corporation, Mississippi, Revenue Bonds, University	6/27 at 100.00	Aa2	12,114,951
	of Mississippi Medical Center New Facilities & Refinancing Project, Series 2017A,
	4.000%, 6/01/47
	Missouri – 3.7% (2.3% of Total Investments)
2,585	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit	10/22 at 100.00	Aa2	2,836,391
	Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/44
	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding
	Series 2016:
2,470	4.000%, 8/01/33	8/26 at 100.00	Baa2	2,523,278
4,590	5.000%, 8/01/35	8/26 at 100.00	Baa2	4,950,407
640	4.000%, 8/01/38	8/26 at 100.00	Baa2	644,806

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2019 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Missouri (continued)
	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds,
	Hannibal Regional Healthcare System, Series 2017:
$ 2,860	5.000%, 10/01/42	10/27 at 100.00	BBB+	$ 3,229,884
1,000	5.000%, 10/01/47	10/27 at 100.00	BBB+	1,126,900
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds,
	Series 2004B-1:
8,150	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	A1	6,613,725
5,000	0.000%, 4/15/31 – AMBAC Insured	No Opt. Call	A1	3,482,300
	Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Improvement Series 2018A:
2,475	4.000%, 1/01/38	1/28 at 100.00	AA	2,672,604
4,470	4.000%, 1/01/42	1/28 at 100.00	AA	4,745,039
315	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson	No Opt. Call	A3	321,061
	Landing Project, Series 2005A, 6.000%, 6/01/20
1,350	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds,	5/26 at 100.00	A+	1,540,850
	Saint Luke’s Health System, Inc., Series 2016, 5.000%, 11/15/35
1,400	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue	6/27 at 100.00	A1	1,596,476
	Bonds, Kansas City University of Medicine and Biosciences, Series 2017A, 5.000%, 6/01/42
11,985	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue	5/23 at 100.00	BBB	12,910,362
	Bonds, Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43
3,665	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	1/25 at 100.00	AA	3,834,763
	BJC Health System, Series 2015A, 4.000%, 1/01/45
1,500	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	7/26 at 100.00	AA	1,580,460
	BJC Health System, Variable Rate Demand Obligation Series 2013C, 4.000%, 1/01/50 (Mandatory
	Put 1/01/46)
14,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	1/28 at 100.00	AA	14,625,940
	BJC Health System, Variable Rate Demand Obligation Series 2018D, 4.000%, 1/01/58 (Mandatory
	Put 1/01/48) (UB), (6)
17,300	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/23 at 100.00	A2	18,690,055
	CoxHealth, Series 2013A, 5.000%, 11/15/48
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,
	CoxHealth, Series 2019A:
3,780	4.000%, 11/15/44	5/29 at 100.00	A2	4,007,707
4,220	4.000%, 11/15/49	5/29 at 100.00	A2	4,450,412
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,
	Mercy Health, Series 2017C:
2,220	5.000%, 11/15/42	11/27 at 100.00	AA–	2,567,918
2,250	5.000%, 11/15/47	11/27 at 100.00	AA–	2,594,993
3,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	6/24 at 100.00	A+	3,137,400
	SSM Health Care, Series 2014A, 4.000%, 6/01/33
10,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Children’s Mercy	5/25 at 102.00	A+	10,313,300
	Hospital, Series 2017A, 4.000%, 5/15/42
4,155	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior	2/24 at 100.00	BBB	4,443,814
	Services Projects, Series 2014A, 5.000%, 2/01/35
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior
	Services Projects, Series 2016A:
1,900	5.000%, 2/01/36	2/26 at 100.00	BBB	2,069,442
2,550	5.000%, 2/01/46	2/26 at 100.00	BBB	2,744,616
335	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis	4/29 at 100.00	A1	355,659
	University, Series 2019A, 4.000%, 10/01/48
7,085	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds,	6/26 at 100.00	A2	8,185,796
	Prairie State Power Project, Refunding Series 2016A, 5.000%, 12/01/34

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Missouri (continued)
	Saint Charles County Public Water Supply District 2, Missouri, Certificates of
	Participation, Refunding Series 2016C:
$ 1,675	4.000%, 12/01/31	12/25 at 100.00	AA+	$ 1,810,424
2,535	5.000%, 12/01/32	12/25 at 100.00	AA+	2,967,826
220	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship	9/23 at 100.00	BB+	239,063
	Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43
7,250	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship	9/25 at 103.00	BB+	7,861,537
	Village Saint Louis Obligated Group, Series 2018A, 5.250%, 9/01/53
138,930	Total Missouri			145,675,208
	Montana – 0.4% (0.3% of Total Investments)
1,475	Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds, Immanuel Lutheran	5/25 at 102.00	N/R	1,541,803
	Corporation, Series 2017A, 5.250%, 5/15/47
3,310	Montana Facilities Finance Authority, Montana, Health Facilities Revenue Bonds, Bozeman	6/28 at 100.00	A	3,817,919
	Deaconess Health Services Obligated Group, Series 2018, 5.000%, 6/01/48
4,965	Montana Facility Finance Authority, Healthcare Facility Revenue Bonds, Kalispell	7/28 at 100.00	BBB	5,522,420
	Regional Medical Center, Series 2018B, 5.000%, 7/01/48
2,580	Montana Facility Finance Authority, Hospital Revenue Bonds, Benefits Health System	2/27 at 100.00	A+	2,895,070
	Obligated Group, Refunding Series 2016, 5.000%, 2/15/41
1,825	Montana Facility Finance Authority, Revenue Bonds, Billings Clinic Obligated Group,	8/28 at 100.00	AA–	2,137,422
	Series 2018A, 5.000%, 8/15/48
14,155	Total Montana			15,914,634
	Nebraska – 0.8% (0.5% of Total Investments)
2,620	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012,	9/22 at 100.00	A	2,838,456
	5.000%, 9/01/42
3,000	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds,	5/27 at 100.00	A1	3,401,670
	Children’s Hospital Obligated Group, Series 2017, 5.000%, 11/15/47
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska
	Methodist Health System, Refunding Series 2015:
3,500	5.000%, 11/01/45	11/25 at 100.00	A–	3,816,435
1,400	5.000%, 11/01/48	11/25 at 100.00	A–	1,523,172
2,280	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds,	11/21 at 100.00	A–	2,396,348
	Great Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/42
4,000	Lincoln, Nebraska, Electric System Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/37	9/22 at 100.00	AA	4,374,480
	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional
	Health Services Project, Refunding Series 2017A:
2,150	5.000%, 7/01/29	7/27 at 100.00	BBB	2,484,626
2,000	5.000%, 7/01/30	7/27 at 100.00	BBB	2,295,240
	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional
	Health Services Project, Series 2018:
1,000	5.000%, 7/01/32	7/25 at 100.00	BBB	1,104,000
820	5.000%, 7/01/33	7/25 at 100.00	BBB	902,705
2,000	5.000%, 7/01/34	7/25 at 100.00	BBB	2,196,540
5,110	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Refunding Series	10/26 at 100.00	A	5,906,751
	2016A, 5.000%, 4/01/38
29,880	Total Nebraska			33,240,423
	Nevada – 5.2% (3.3% of Total Investments)
6,030	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project,	9/27 at 100.00	BBB+	6,659,411
	Series 2017A, 5.000%, 9/01/47
2,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2009C, 5.000%,	7/19 at 100.00	Aa3	2,010,700
	7/01/26 – AGM Insured

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2019 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Nevada (continued)
$ 27,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B,	1/20 at 100.00	A+	$ 27,670,950
	5.750%, 7/01/42
	Clark County, Nevada, General Obligation Bonds, Limited Tax Bond Bank Additionally
	Secured by Pledged Revenues, Refunding Series 2009:
3,520	5.000%, 6/01/27	6/19 at 100.00	AA+	3,529,258
3,695	5.000%, 6/01/28	6/19 at 100.00	AA+	3,704,681
3,880	5.000%, 6/01/29	6/19 at 100.00	AA+	3,889,972
7,525	Clark County, Nevada, General Obligation Bonds, Stadium Improvement, Limited Tax	6/28 at 100.00	AA+	8,817,193
	Additionally Secured by Pledged Revenues, Series 2018A, 5.000%, 5/01/48
	Clark County, Nevada, General Obligation Bonds, Transportation, Refunding Series 2010B:
4,915	5.000%, 7/01/25	1/20 at 100.00	AA+	5,023,179
4,160	5.000%, 7/01/26	1/20 at 100.00	AA+	4,251,270
	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran
	International Airport, Series 2010A:
12,265	5.250%, 7/01/39 – AGM Insured	1/20 at 100.00	Aa3	12,516,432
35,860	5.250%, 7/01/42	1/20 at 100.00	A+	36,573,255
365	Director of the State of Nevada Department of Business and Industry, Charter School	12/25 at 100.00	BB	384,725
	Lease Revenue Bonds, Somerset Academy, Series 2018A, 5.000%, 12/15/38, 144A
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada,
	Refunding Series 2016:
2,300	4.000%, 9/01/26	No Opt. Call	N/R	2,373,692
1,525	4.000%, 9/01/27	9/26 at 100.00	N/R	1,552,115
2,660	4.000%, 9/01/29	9/26 at 100.00	N/R	2,678,381
2,920	4.000%, 9/01/30	9/26 at 100.00	N/R	2,929,081
10,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series	6/21 at 100.00	AA+	10,592,600
	2011C, 5.000%, 6/01/38
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding
	Series 2015:
5,000	5.000%, 6/01/32	12/24 at 100.00	AA+	5,749,150
10,000	5.000%, 6/01/33	12/24 at 100.00	AA+	11,485,200
6,620	5.000%, 6/01/39	12/24 at 100.00	AA+	7,563,019
11,915	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series	12/24 at 100.00	AA+	13,612,292
	2015, 5.000%, 6/01/39 (UB), (6)
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Tender Option Bond
	Trust 2015-XF0233:
3,995	11.544%, 6/01/39, 144A (IF), (6)	12/24 at 100.00	Aa1	6,269,913
1,000	11.754%, 6/01/39, 144A (IF), (6)	12/24 at 100.00	Aa1	1,569,790
1,250	11.651%, 6/01/39, 144A (IF), (6)	12/24 at 100.00	Aa1	1,962,237
1,250	11.651%, 6/01/39, 144A (IF), (6)	12/24 at 100.00	Aa1	1,962,238
2,500	11.651%, 6/01/39, 144A (IF), (6)	12/24 at 100.00	Aa1	3,924,475
4,100	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B,	6/22 at 100.00	AA+	4,430,788
	5.000%, 6/01/42
	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors
	Authority, Refunding Series 2011:
395	5.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	423,006
530	5.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	567,577
7,615	5.000%, 7/01/32	7/21 at 100.00	Aa2	8,118,808
186,790	Total Nevada			202,795,388
	New Hampshire – 0.4% (0.2% of Total Investments)
8,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated	10/19 at 100.00	Baa1 (4)	8,148,240
	Group Issue, Series 2009A, 6.125%, 10/01/39 (Pre-refunded 10/01/19)
1,500	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Concord	10/27 at 100.00	A2	1,704,540
	Hospital, Series 2017, 5.000%, 10/01/47

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Hampshire (continued)
	New Hampshire Health and Education Facilities Authority, Revenue Bonds,
	Dartmouth-Hitchcock Obligated Group, Series 2018A:
$ 1,115	5.000%, 8/01/36	2/28 at 100.00	A	$ 1,306,278
2,935	5.000%, 8/01/37	2/28 at 100.00	A	3,426,965
13,550	Total New Hampshire			14,586,023
	New Jersey – 6.0% (3.8% of Total Investments)
20,890	New Jersey Economic Development Authority, School Facilities Construction Bonds,	12/26 at 100.00	BBB+	24,149,049
	Refunding Series 2016BBB, 5.500%, 6/15/30
	New Jersey Economic Development Authority, School Facilities Construction Bonds,
	Series 2014UU:
5,515	5.000%, 6/15/30	6/24 at 100.00	BBB+	5,967,175
5,000	5.000%, 6/15/40	6/24 at 100.00	BBB+	5,319,650
1,005	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series	6/27 at 100.00	BBB+	1,090,063
	2017DDD, 5.000%, 6/15/42
6,975	New Jersey Economic Development Authority, School Facilities Construction Financing	3/21 at 100.00	BBB+	7,289,921
	Program Bonds, Refunding Series 2011GG, 5.000%, 9/01/24
10,600	New Jersey Economic Development Authority, Sublease Revenue Bonds, New Jersey Transit	No Opt. Call	BBB+	12,135,304
	Corporation Projects, Refunding Series 2017B, 5.000%, 11/01/25
6,000	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University,	6/27 at 100.00	A2	6,791,460
	Refunding Series 2017, 5.000%, 6/01/42 – AGM Insured
2,020	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint	6/19 at 100.00	BB+	2,025,939
	Peters University Hospital, Series 2007, 5.750%, 7/01/37
2,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hackensack	7/27 at 100.00	AA–	2,922,600
	Meridian Health Obligated Group, Refunding Series 2017A, 5.000%, 7/01/37
720	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood	7/23 at 100.00	A1	807,408
	Johnson University Hospital, Series 2013A, 5.500%, 7/01/43
10,970	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas	7/26 at 100.00	A1	12,588,843
	Health Obligated Group, Refunding Series 2016A, 5.000%, 7/01/43
695	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University	7/25 at 100.00	AA	769,594
	Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue
	Notes, Series 2016A-1:
3,050	5.000%, 6/15/28	6/26 at 100.00	Baa1	3,516,345
7,795	5.000%, 6/15/29	6/26 at 100.00	Baa1	8,940,631
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital
	Appreciation Series 2010A:
5,000	0.000%, 12/15/26	No Opt. Call	BBB+	3,948,650
16,495	0.000%, 12/15/33	No Opt. Call	BBB+	9,589,368
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding
	Series 2006C:
1,815	0.000%, 12/15/26 – BHAC Insured	No Opt. Call	AA+	1,498,319
10,000	0.000%, 12/15/30 – FGIC Insured	No Opt. Call	A–	6,766,000
38,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	A–	22,735,020
45,000	0.000%, 12/15/35 – AMBAC Insured	No Opt. Call	BBB+	23,884,650
10,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	BBB+	5,058,600
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	No Opt. Call	BBB+	5,606,900
	2010D, 5.000%, 12/15/23
2,310	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	6/21 at 100.00	BBB+	2,442,317
	2011B, 5.500%, 6/15/31
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	6/22 at 100.00	A–	1,046,360
	2012A, 5.000%, 6/15/42

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2019 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds,
	Series 2013AA:
$ 5,500	5.000%, 6/15/29	6/23 at 100.00	BBB+	$ 5,955,180
7,500	5.500%, 6/15/39	6/23 at 100.00	BBB+	8,061,825
14,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 –	No Opt. Call	A2	16,931,880
	AGM Insured
1,160	New Jersey Turnpike Authority, Revenue Bonds, Series 2017B, 4.000%, 1/01/34	1/28 at 100.00	A2	1,267,637
	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057:
810	11.030%, 1/01/43, 144A (Pre-refunded 7/01/22) (IF), (6)	7/22 at 100.00	N/R (4)	1,125,965
505	11.030%, 1/01/43, 144A (IF), (6)	7/22 at 100.00	A	701,990
1,500	New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2017G, 4.000%, 1/01/33	1/28 at 100.00	A2	1,644,570
3,000	Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds, Series 2005A, 0.000%,	No Opt. Call	Aa2	2,623,470
	9/01/25 – NPFG Insured
	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L:
2,000	5.000%, 5/01/38	5/23 at 100.00	A+	2,215,440
910	5.000%, 5/01/43	5/23 at 100.00	A+	1,006,915
15,235	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed	6/28 at 100.00	BBB+	17,066,704
	Bonds, Series 2018A, 5.250%, 6/01/46
2,615	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed	6/28 at 100.00	BBB	2,731,315
	Bonds, Series 2018B, 5.000%, 6/01/46
273,090	Total New Jersey			238,223,057
	New York – 6.7% (4.2% of Total Investments)
7,000	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	No Opt. Call	BBB–	2,476,040
	Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/45
3,000	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series	4/21 at 100.00	AAA	3,175,020
	2011A, 5.000%, 10/01/41
7,435	Dormitory Authority of the State of New York, Revenue Bonds, New School University,	7/20 at 100.00	A2 (4)	7,774,036
	Series 2010, 5.500%, 7/01/43 (Pre-refunded 7/01/20) – AGM Insured
12,830	Dormitory Authority of the State of New York, Revenue Bonds, New School University,	7/25 at 100.00	A–	14,281,714
	Series 2015A, 5.000%, 7/01/50
3,200	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/22 at 100.00	AA–	3,492,864
	2012A, 5.000%, 7/01/42
4,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/23 at 100.00	AA–	4,460,320
	2013A, 5.000%, 7/01/43
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical	6/27 at 100.00	BBB–	1,146,180
	Center Obligated Group, Series 2017, 5.000%, 12/01/33, 144A
14,075	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds,	2/25 at 100.00	AA+	16,117,986
	General Purpose Series 2015B Group C, 5.000%, 2/15/36
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012
	Series 2011A:
445	5.250%, 2/15/47 (Pre-refunded 2/15/21)	2/21 at 100.00	Aa2 (4)	474,130
9,670	5.250%, 2/15/47	2/21 at 100.00	AA–	10,233,568
1,295	5.750%, 2/15/47	2/21 at 100.00	AA–	1,382,853
2,105	5.750%, 2/15/47 (Pre-refunded 2/15/21)	2/21 at 100.00	Aa2 (4)	2,261,254
10,000	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds,	No Opt. Call	A	12,840,800
	Series 2005, 5.250%, 10/01/35
	Long Island Power Authority, New York, Electric System General Revenue Bonds,
	Series 2014A:
1,045	4.000%, 9/01/39 – AGM Insured	9/24 at 100.00	A–	1,095,265
780	5.000%, 9/01/44	9/24 at 100.00	A–	865,277
5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series	9/28 at 100.00	A–	5,985,450
	2018, 5.000%, 9/01/37

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 7,240	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A,	5/21 at 100.00	A– (4)	$ 7,733,768
	5.000%, 5/01/38 (Pre-refunded 5/01/21)
15,100	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A,	9/22 at 100.00	A–	16,328,385
	5.000%, 9/01/42
3,500	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	AA	3,756,025
	Bonds, Unity Hospital of Rochester Project, Series 2010, 5.750%, 8/15/30
1,000	Monroe County Industrial Development Corporation, New York, Revenue Bonds, University	7/23 at 100.00	AA– (4)	1,139,440
	of Rochester Project, Series 2013A, 5.000%, 7/01/43 (Pre-refunded 7/01/23)
2,100	New York City Municipal Water Finance Authority, New York, Water and Sewer System	12/20 at 100.00	AA+	2,217,012
	Revenue Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43
7,225	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/23 at 100.00	AA+	8,001,182
	General Resolution Revenue Bonds, Fiscal 2014 Series BB, 5.000%, 6/15/46
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/27 at 100.00	AA+	5,917,800
	General Resolution Revenue Bonds, Fiscal 2017 Series EE, 5.000%, 6/15/37
3,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds,	7/27 at 100.00	AA	3,820,635
	Fiscal 2018, Series 2017S-1, 4.000%, 7/15/36
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds,	5/23 at 100.00	Aa1	5,550,950
	Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds,	5/28 at 100.00	Aa1	5,931,550
	Subordinate Fiscal 2018 Series C-3, 5.000%, 5/01/41
10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds,	8/28 at 100.00	Aa1	11,922,500
	Subordinate Fiscal 2019 Series A-1, 5.000%, 8/01/40
2,060	New York City, New York, General Obligation Bonds, Fiscal 2017 Series B-1,	12/26 at 100.00	AA	2,395,100
	5.000%, 12/01/41
10	New York City, New York, General Obligation Bonds, Fiscal Series 1996J, 5.500%, 2/15/26	6/19 at 100.00	AA	10,032
5	New York City, New York, General Obligation Bonds, Fiscal Series 1997H, 6.125%, 8/01/25	6/19 at 100.00	AA	5,020
23,920	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	25,761,122
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A
6,385	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade	11/21 at 100.00	A	7,000,322
	Center Project, Series 2011, 5.750%, 11/15/51
4,045	New York State Environmental Facilities Corporation, State Clean Water and Drinking	6/22 at 100.00	AAA	5,287,381
	Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority
	Projects, Tender Option Bond Trust, 9.228%, 6/15/26, 144A (IF), (6)
10,000	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations,	1/26 at 100.00	A–	11,420,200
	Series 2016A, 5.250%, 1/01/56
2,105	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph’s Hospital	7/22 at 100.00	N/R (4)	2,322,152
	Health Center Project, Series 2012, 5.000%, 7/01/42 (Pre-refunded 7/01/22)
3,925	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	12/23 at 100.00	AA–	4,423,083
	Seventy Ninth Series 2013, 5.000%, 12/01/38
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
8,550	5.500%, 12/01/31	12/20 at 100.00	BBB+	9,023,755
3,710	6.000%, 12/01/42	12/20 at 100.00	BBB+	3,926,961
9,950	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds,	No Opt. Call	AA–	11,169,074
	Refunding Bonds, Tender Option Bond Trust 2016-XL0003, 5.145%, 11/15/21, 144A (IF), (6)
5,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds,	5/25 at 100.00	AA–	5,677,200
	Refunding Series 2015A, 5.000%, 11/15/50
	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds,
	Refunding Subordinate Lien Series 2013A:
10,725	0.000%, 11/15/31	No Opt. Call	A+	7,419,984
1,105	0.000%, 11/15/32	No Opt. Call	A+	734,814

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2019 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 5,000	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/45	6/27 at 100.00	B+	$ 4,907,600
244,040	Total New York			261,865,804
	North Carolina – 1.0% (0.6% of Total Investments)
3,555	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond	7/20 at 100.00	AAA	3,936,665
	Trust 2016-XL0012, 9.278%, 7/01/38, 144A (IF), (6)
1,000	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/21 at 100.00	AA–	1,053,130
	Carolinas HealthCare System, Series 2011A, 5.250%, 1/15/42
3,440	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical	10/27 at 100.00	A+	3,919,983
	Center, Series 2017, 5.000%, 10/01/47
9,485	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University	10/25 at 100.00	AA+	10,790,041
	Project, Refunding Series 2015B, 5.000%, 10/01/55 (UB), (6)
2,720	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue	10/24 at 102.00	N/R	2,894,733
	Bonds, Southminster Project, Refunding Series 2016, 5.000%, 10/01/37
3,560	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke	6/19 at 100.00	N/R (4)	3,569,505
	University Health System, Series 2009A, 5.000%, 6/01/42 (Pre-refunded 6/01/19)
5,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke	6/22 at 100.00	AA	5,415,850
	University Health System, Series 2012A, 5.000%, 6/01/42
1,455	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Vidant	6/22 at 100.00	A+	1,562,946
	Health, Refunding Series 2012A, 5.000%, 6/01/36
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed,
	Refunding Series 2012A:
3,300	5.000%, 10/01/31	10/22 at 100.00	A2	3,600,399
1,500	5.000%, 10/01/38	10/22 at 100.00	A2	1,622,145
35,015	Total North Carolina			38,365,397
	North Dakota – 0.9% (0.6% of Total Investments)
5,080	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center	7/22 at 100.00	N/R (4)	5,503,164
	Project, Refunding Series 2012A, 4.500%, 7/01/32 (Pre-refunded 7/01/22)
	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding
	Series 2011:
1,500	6.000%, 11/01/28	11/21 at 100.00	A+	1,661,025
3,910	6.250%, 11/01/31	11/21 at 100.00	A+	4,346,434
1,015	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System	12/21 at 100.00	Baa1	1,072,632
	Obligated Group, Series 2012, 5.000%, 12/01/35
4,635	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System	12/27 at 100.00	Baa1	5,233,101
	Obligated Group, Series 2017A, 5.000%, 12/01/42
900	Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue Bonds, Valley	12/26 at 100.00	N/R	936,810
	Homes and Services Obligated Group, Series 2017, 5.000%, 12/01/36
500	Grand Forks, North Dakota, Senior Housing and Nursing Facilities Revenue Bonds, Valley	No Opt. Call	N/R	537,965
	Homes Obligated Group, Series 2016A, 5.125%, 12/01/24
	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group,
	Series 2017C:
11,065	5.000%, 6/01/43	6/28 at 100.00	BBB–	12,158,554
2,610	5.000%, 6/01/48	6/28 at 100.00	BBB–	2,852,312
1,420	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC	9/23 at 100.00	N/R	568,000
	Project, Series 2013, 7.750%, 9/01/38, (7)
32,635	Total North Dakota			34,869,997
	Ohio – 9.1% (5.8% of Total Investments)
	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities
	Revenue Bonds, Summa Health System, Refunding & Improvement Series 2016:
3,020	5.250%, 11/15/41	11/26 at 100.00	Baa2	3,425,375
8,255	5.250%, 11/15/46	11/26 at 100.00	Baa2	9,350,604

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 320	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds,	5/22 at 100.00	A1	$ 340,810
	Children’s Hospital Medical Center, Improvement & Refunding Series 2012, 5.000%, 11/15/42
	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners,
	Refunding and Improvement Series 2012A:
860	4.000%, 5/01/33	5/22 at 100.00	A2	887,554
650	5.000%, 5/01/33	5/22 at 100.00	A2	699,140
800	5.000%, 5/01/42	5/22 at 100.00	A2	850,928
10,990	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Refunding &	11/24 at 100.00	A2	12,011,850
	Improvement Series 2015A, 5.000%, 11/01/43
8,655	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Series 2017A,	2/28 at 100.00	A2	9,152,662
	4.000%, 8/01/38
2,750	Bowling Green State University, Ohio, General Receipts Bonds, Series 2017B,	6/27 at 100.00	A+	3,152,903
	5.000%, 6/01/42
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed
	Revenue Bonds, Senior Lien, Series 2007A-2:
8,365	5.125%, 6/01/24	5/19 at 100.00	Caa3	7,863,351
4,370	5.375%, 6/01/24	5/19 at 100.00	Caa3	4,145,426
22,350	5.875%, 6/01/30	5/19 at 100.00	Caa3	21,400,125
37,190	5.750%, 6/01/34	5/19 at 100.00	Caa3	35,305,211
14,555	6.000%, 6/01/42	5/19 at 100.00	B–	14,343,952
33,485	5.875%, 6/01/47	5/19 at 100.00	B–	31,811,420
1,500	6.500%, 6/01/47	5/19 at 100.00	B–	1,496,430
14,570	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/22 at 100.00	Caa1	14,382,921
	Revenue Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
6,000	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010, 5.250%,	11/20 at 100.00	A (4)	6,313,560
	11/01/29 (Pre-refunded 11/01/20)
	Cleveland Heights-University Heights City School District, Ohio, General Obligation
	Bonds, School Improvement Series 2014:
7,060	5.000%, 12/01/51	6/23 at 100.00	A1	7,679,162
10,480	5.000%, 12/01/51 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R (4)	11,833,282
5,165	Cuyahoga Community College District, Ohio, General Obligation Bonds, Facilities	6/26 at 100.00	AA	5,539,617
	Construction & Improvement Series 2018, 4.000%, 12/01/38
5,975	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center	6/23 at 100.00	Baa3	6,179,405
	Project, Series 2013, 5.000%, 6/15/43
1,465	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project,	5/22 at 100.00	Aa2	1,566,539
	Improvement Series 2012A, 5.000%, 11/01/42
6,345	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A,	11/21 at 100.00	Aa2	6,756,854
	5.000%, 11/15/41
	Hamilton County, Ohio, Healthcare Revenue Bonds, Life Enriching Communities Project,
	Series 2017A:
1,500	5.000%, 1/01/47	1/27 at 100.00	BBB–	1,577,850
1,120	5.000%, 1/01/52	1/27 at 100.00	BBB–	1,174,387
	Hamilton County, Ohio, Healthcare Revenue Bonds, Life Enriching Communities, Refunding &
	Improvement Series 2016:
3,425	5.000%, 1/01/46	1/26 at 100.00	BBB–	3,584,674
6,000	5.000%, 1/01/51	1/26 at 100.00	BBB–	6,261,960
6,920	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien	1/23 at 100.00	Aa3	7,583,282
	Series 2013A, 5.000%, 1/01/38
14,850	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds,	1/23 at 100.00	Aa3	16,273,373
	Senior Lien Series 2013A, 5.000%, 1/01/38 (UB), (6)
	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds,
	Tender Option Bond Trust 2016-XG0052:
875	11.599%, 1/01/38, 144A (IF), (6)	1/23 at 100.00	Aa3	1,210,475
1,050	11.599%, 1/01/38, 144A (IF), (6)	1/23 at 100.00	Aa3	1,452,570

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2019 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 2,305	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	BBB (4)	$ 2,553,018
	2011A, 6.000%, 11/15/41 (Pre-refunded 11/15/21)
5,000	Miami County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network	8/28 at 100.00	A2	5,734,200
	Obligated Group Project, Refunding Improvement Series 2019, 5.000%, 8/01/45
6,000	Middletown City School District, Butler County, Ohio, General Obligation Bonds,	No Opt. Call	A2	7,558,800
	Refunding Series 2007, 5.250%, 12/01/31 – AGM Insured
4,105	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	6/19 at 100.00	BBB+	4,153,521
	5.000%, 5/01/30
21,000	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Refunding	11/24 at 100.00	AA+	23,716,350
	& Improvement Series 2014, 5.000%, 11/15/49
9,365	Ohio Higher Educational Facility Commission, Revenue Bonds, University of Dayton, Series	6/28 at 100.00	A2	10,828,843
	2018A, 5.000%, 12/01/48
19,515	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien	2/23 at 100.00	Aa3	21,214,756
	Series 2013A-1, 5.000%, 2/15/48
7,550	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien	2/31 at 100.00	A+	7,975,971
	Convertible Series 2013A-3, 5.800%, 2/15/36, (5)
9,000	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien	2/28 at 100.00	A+	9,462,420
	Series 2018A, 4.000%, 2/15/46
	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health
	System Obligated Group Project, Refunding and Improvement Series 2012:
135	5.750%, 12/01/32	12/22 at 100.00	BB–	145,660
130	6.000%, 12/01/42	12/22 at 100.00	BB–	138,395
4,190	Springboro Community City School District, Warren County, Ohio, General Obligation	No Opt. Call	Aa3	5,113,769
	Bonds, Refunding Series 2007, 5.250%, 12/01/26 – AGM Insured
3,670	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education	3/25 at 100.00	N/R	3,843,885
	Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015,
	6.000%, 3/01/45
342,880	Total Ohio			358,047,240
	Oklahoma – 0.3% (0.2% of Total Investments)
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine
	Project, Series 2018B:
2,205	5.250%, 8/15/48	8/28 at 100.00	BB+	2,503,910
4,080	5.500%, 8/15/52	8/28 at 100.00	BB+	4,698,569
3,190	5.500%, 8/15/57	8/28 at 100.00	BB+	3,661,322
1,125	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds,	11/25 at 102.00	BBB–	1,267,639
	Montereau, Inc. Project, Refunding Series 2017, 5.250%, 11/15/37
10,600	Total Oklahoma			12,131,440
	Oregon – 1.0% (0.7% of Total Investments)
	Clackamas Community College District, Oregon, General Obligation Bonds, Deferred
	Interest Series 2017A:
760	5.000%, 6/15/38, (5)	6/27 at 100.00	Aa1	837,003
2,750	5.000%, 6/15/39, (5)	6/27 at 100.00	Aa1	3,025,632
	Columbia County School District 502 Saint Helens, Oregon, General Obligation Bonds,
	Series 2017:
1,310	5.000%, 6/15/38	6/27 at 100.00	Aa1	1,543,468
1,705	5.000%, 6/15/39	6/27 at 100.00	Aa1	2,005,592
7,420	Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Series 2016A,	6/26 at 100.00	A+	8,368,573
	5.000%, 6/01/46
	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services, Refunding
	Series 2016A:
6,240	5.000%, 10/01/35	10/26 at 100.00	BBB+	6,954,667
2,260	5.000%, 10/01/46	10/26 at 100.00	BBB+	2,481,435

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Oregon (continued)
$ 8,890	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien	11/23 at 100.00	Aa1	$ 9,980,270
	Series 2013A, 5.000%, 11/15/38
5,265	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Hospital Project,	5/26 at 100.00	A+	5,923,915
	Refunding Series 2016A, 5.000%, 5/15/46
36,600	Total Oregon			41,120,555
	Pennsylvania – 6.3% (4.0% of Total Investments)
15,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny	4/28 at 100.00	A	17,109,750
	Health Network Obligated Group Issue, Series 2018A, 5.000%, 4/01/47
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University
	of Pittsburgh Medical Center, Series 2009A:
1,250	5.500%, 8/15/34	8/19 at 100.00	A+	1,262,575
3,000	5.625%, 8/15/39	8/19 at 100.00	A+	3,028,890
	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water
	Revenue Bonds, Series 1998:
3,125	0.000%, 5/15/22 – AGM Insured	No Opt. Call	A2	2,918,687
3,125	0.000%, 5/15/23 – AGM Insured	No Opt. Call	A2	2,847,969
3,135	0.000%, 5/15/24 – AGM Insured	No Opt. Call	A2	2,783,911
3,155	0.000%, 5/15/26 – AGM Insured	No Opt. Call	A2	2,655,406
4,145	0.000%, 11/15/26 – AGM Insured	No Opt. Call	A2	3,443,086
2,800	0.000%, 5/15/28 – AGM Insured	No Opt. Call	A2	2,218,384
3,000	0.000%, 11/15/28 – AGM Insured	No Opt. Call	A2	2,341,590
1,200	Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany	11/27 at 100.00	A	1,375,368
	Medical Center Project, Series 2018A, 5.000%, 11/15/42
	Chester County Health and Education Facilities Authority, Pennsylvania, Health System
	Revenue Bonds, Jefferson Health System, Series 2010A:
1,835	5.000%, 5/15/40	5/20 at 100.00	AA	1,882,160
5,165	5.000%, 5/15/40 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (4)	5,342,521
895	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master	6/28 at 100.00	A	1,052,287
	Settlement, Series 2018, 5.000%, 6/01/34
2,150	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle	6/22 at 100.00	A+	2,288,438
	Health System Project, Series 2012A, 5.000%, 6/01/42
190	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery	6/19 at 100.00	Ba1	190,519
	Revenue Refunding Bonds, Series 1997A, 6.200%, 7/01/19
26,595	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System	7/27 at 100.00	A	30,965,356
	Revenue Bonds, Series 2017, 5.000%, 7/01/42
3,500	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series	1/20 at 100.00	AA (4)	3,580,080
	2010E, 5.000%, 1/01/40 (Pre-refunded 1/01/20) – AGM Insured
1,050	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue	No Opt. Call	A1	1,305,003
	Bonds, Series 1997B, 5.700%, 7/01/27 – AMBAC Insured
4,000	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2011A,	12/21 at 100.00	A2	4,140,960
	4.625%, 12/01/44 – AGM Insured
4,915	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, United Zion Retirement	6/27 at 100.00	N/R	4,980,025
	Community, Series 2017A, 5.000%, 12/01/47
	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown
	Concession, Capital Appreciation Series 2013B:
4,480	0.000%, 12/01/31	No Opt. Call	A	2,952,275
5,180	0.000%, 12/01/32	No Opt. Call	A	3,268,891
9,270	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown	12/23 at 100.00	A	10,323,165
	Concession, Series 2013A, 5.125%, 12/01/47
5,410	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds,	9/28 at 100.00	A2	6,182,710
	Thomas Jefferson University, Series 2018A, 5.000%, 9/01/48
5,000	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue	1/25 at 100.00	Ba1	5,464,300
	Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2019 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 4,710	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, ACTS	11/26 at 100.00	A–	$ 5,286,598
	Retirement-Life Communities, Inc. Obligated Group, Series 2016, 5.000%, 11/15/36
630	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue	6/19 at 100.00	N/R	189,062
	Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 1.500%, 12/31/23
133	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue	No Opt. Call	N/R	39,988
	Bonds, Northampton Generating Project, Senior Lien Taxable Series 2013B, 5.000%, 12/31/23
	(cash 5.000%, PIK 5.000%)
1,700	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing	11/22 at 100.00	Ba1	1,596,640
	Program-Delaware Valley College of Science and Agriculture Project, Series 2012 LL1,
	4.000%, 11/01/32
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Special Revenue
	Bonds, Subordinate Series 2010A1&2:
1,250	5.500%, 12/01/34 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (4)	1,325,763
5,725	5.500%, 12/01/34 (Pre-refunded 12/01/20)	12/20 at 100.00	A2 (4)	6,071,992
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Special Revenue
	Bonds, Subordinate Series 2011B:
965	5.000%, 12/01/41	12/21 at 100.00	A2	1,019,214
1,035	5.000%, 12/01/41 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (4)	1,123,327
3,115	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Special Revenue	12/22 at 100.00	A2	3,343,174
	Bonds, Subordinate Series 2013A, 5.000%, 12/01/36
16,805	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series	12/27 at 100.00	A	21,313,613
	2009E, 6.375%, 12/01/38
5,575	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015B, 5.000%, 12/01/45	12/25 at 100.00	A1	6,289,882
6,340	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2016A-1,	6/26 at 100.00	A1	7,217,139
	5.000%, 12/01/41
19,250	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C,	6/26 at 100.00	A2	24,105,620
	6.250%, 6/01/33 – AGM Insured
1,445	Philadelphia Authority for Industrial Development Senior Living Facilities,	7/27 at 100.00	BB	1,508,883
	Pennsylvania, Revenue Bonds, Wesley Enhanced Living Obligated Group, Series 2017A,
	5.000%, 7/01/37
505	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	7/22 at 100.00	Ba1	543,289
	Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42
26,765	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health	5/20 at 100.00	N/R (4)	27,684,913
	System Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40
	(Pre-refunded 5/15/20)
1,425	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%,	8/20 at 100.00	A– (4)	1,509,745
	8/01/41 (Pre-refunded 8/01/20)
3,410	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 1997A, 5.125%,	No Opt. Call	A1 (4)	4,216,363
	8/01/27 – AMBAC Insured (ETM)
3,415	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Sales Tax	8/20 at 100.00	A1	3,536,096
	Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/31 – AGM Insured
1,125	Scranton, Pennsylvania, Sewer Authority Revenue Bonds, Series 2011A, 5.250%, 12/01/31	12/21 at 100.00	AA (4)	1,229,580
	(Pre-refunded 12/01/21) – AGM Insured
1,930	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds,	1/23 at 100.00	BB+	1,972,692
	Series 2012B, 4.000%, 1/01/33
229,823	Total Pennsylvania			247,027,879
	Puerto Rico – 0.4% (0.2% of Total Investments)
625	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2005SS,	6/19 at 100.00	D	631,931
	5.000%, 7/01/25 – NPFG Insured
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV, 5.250%,	No Opt. Call	D	1,067,440
	7/01/24 – NATIONAL PUB Insured

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
$ 1,305	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2005L,	No Opt. Call	Baa2	$ 1,382,739
	5.250%, 7/01/23 – NPFG Insured
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N,	No Opt. Call	C	1,096,650
	5.250%, 7/01/31 – AMBAC Insured
4,300	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	6/19 at 100.00	A2	4,470,624
	4.500%, 12/01/23
35,439	Puerto Rico Urgent Interest Fund Corp (COFINA), National Custodial Taxable Trust Unit,	No Opt. Call	N/R	6,847,244
	Series 2007A Sr. Bond, 0.000%, 8/01/54, (8)
43,669	Total Puerto Rico			15,496,628
	Rhode Island – 0.6% (0.4% of Total Investments)
1,315	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue	5/26 at 100.00	BBB+	1,459,006
	Bonds, Lifespan Obligated Group, Refunding Series 2016, 5.000%, 5/15/39
174,391	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed	5/19 at 14.18	CCC+	17,936,011
	Bonds, Series 2007A, 0.000%, 6/01/52
2,235	Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax Revenue Bonds, Series 2016A,	4/26 at 100.00	A	2,535,161
	5.000%, 10/01/40
177,941	Total Rhode Island			21,930,178
	South Carolina – 3.7% (2.4% of Total Investments)
3,050	Charleston County Airport District, South Carolina, Airport Revenue Bonds, Series 2019,	7/29 at 100.00	A+	3,643,286
	5.000%, 7/01/43
	Lexington County Health Services District, Inc., South Carolina, Hospital Revenue Bonds,
	Lexington Medical Center, Series 2016:
1,290	5.000%, 11/01/41	5/26 at 100.00	A	1,419,413
6,820	5.000%, 11/01/46	5/26 at 100.00	A	7,503,569
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
26,955	0.000%, 1/01/31 – AMBAC Insured	No Opt. Call	A–	18,970,660
15,420	0.000%, 1/01/32 – AMBAC Insured	No Opt. Call	A–	10,383,982
	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, McLeod
	Health Projects, Refunding & Improvement Series 2018:
19,130	5.000%, 11/01/43	5/28 at 100.00	AA–	22,108,732
6,000	5.000%, 11/01/48	5/28 at 100.00	AA–	6,920,820
375	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto	8/21 at 100.00	AA (4)	415,301
	Health, Refunding Series 2011A, 6.500%, 8/01/39 (Pre-refunded 8/01/21) – AGM Insured
10,000	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding	12/26 at 100.00	A+	11,218,200
	Series 2016B, 5.000%, 12/01/56
20,035	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding &	6/25 at 100.00	A–	22,170,931
	Improvement Series 2015A, 5.000%, 12/01/50
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding
	Series 2014C:
3,850	5.000%, 12/01/39	12/24 at 100.00	A–	4,254,558
4,000	5.000%, 12/01/46	12/24 at 100.00	A–	4,405,880
6,790	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series	12/23 at 100.00	A–	7,411,557
	2013A, 5.125%, 12/01/43
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations,
	Series 2014A:
2,000	5.000%, 12/01/49	6/24 at 100.00	A–	2,182,680
17,240	5.500%, 12/01/54	6/24 at 100.00	A+	19,153,295
4,500	Spartanburg Regional Health Services District, Inc., South Carolina, Hospital Refunding	4/22 at 100.00	A3	4,792,905
	Revenue Bonds, Series 2012A, 5.000%, 4/15/32
147,455	Total South Carolina			146,955,769

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2019 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	South Dakota – 0.9% (0.6% of Total Investments)
	Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow Rummel Village Project,
	Series 2017:
$ 3,000	5.000%, 11/01/42	11/26 at 100.00	BB	$ 3,075,360
3,150	5.125%, 11/01/47	11/26 at 100.00	BB	3,241,791
8,800	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health	7/24 at 100.00	A1	9,602,384
	System, Series 2014, 5.000%, 7/01/44
4,930	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health,	7/27 at 100.00	A1	5,564,984
	Refunding Series 2017, 5.000%, 7/01/46
3,565	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	11/24 at 100.00	A+	3,924,851
	Series 2014B, 5.000%, 11/01/44
8,260	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	11/25 at 100.00	A+	9,113,010
	Series 2015, 5.000%, 11/01/45
31,705	Total South Dakota			34,522,380
	Tennessee – 1.1% (0.7% of Total Investments)
10,670	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds,	1/23 at 100.00	BBB+	11,473,131
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45
2,180	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds,	7/28 at 100.00	A	2,538,785
	Ballad Health, Series 2018A, 5.000%, 7/01/35
2,065	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds,	8/22 at 100.00	Baa1	2,180,970
	Mountain States Health Alliance, Series 2012A, 5.000%, 8/15/42
95	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue	7/23 at 100.00	N/R (4)	95,433
	Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25
	(Pre-refunded 7/01/23) – NPFG Insured
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds,
	University Health System, Inc., Series 2016:
5,000	5.000%, 9/01/36	9/26 at 100.00	BBB	5,583,350
1,000	5.000%, 9/01/47	9/26 at 100.00	BBB	1,102,900
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds,
	University Health System, Inc., Series 2017:
445	5.000%, 4/01/31	4/27 at 100.00	BBB	500,403
1,745	5.000%, 4/01/36	4/27 at 100.00	BBB	1,933,320
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities
	Board, Tennessee, Revenue Bonds, Lipscomb University, Refunding & Improvement Series 2016A:
2,225	5.000%, 10/01/41	10/26 at 100.00	BBB	2,477,093
1,000	5.000%, 10/01/45	10/26 at 100.00	BBB	1,110,450
11,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities	7/26 at 100.00	Aa1	12,292,170
	Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A,
	5.000%, 7/01/46
2,120	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities	No Opt. Call	N/R	2,154,174
	Board, Tennessee, Revenue Refunding and Improvement Bonds, Meharry Medical College, Series
	1996, 6.000%, 12/01/19 – AMBAC Insured
39,545	Total Tennessee			43,442,179
	Texas – 12.6% (8.0% of Total Investments)
18,000	Arlington, Texas, Special Tax Revenue Bonds, Senior Lien Series 2018A, 5.000%, 2/15/48 –	2/28 at 100.00	A1	20,854,980
	AGM Insured
14,615	Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series 2015A, 5.000%,	11/25 at 100.00	Aa3	16,599,425
	11/15/45 (UB), (6)
3,035	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Combined Venue Tax Series	8/19 at 100.00	A–	3,066,261
	2010, 5.500%, 8/15/49 – AGM Insured
2,500	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds,	4/20 at 100.00	Baa1	2,585,625
	The Roman Catholic Diocese of Austin, Series 2005B Remarketed, 6.125%, 4/01/45

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 1,000	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds,	No Opt. Call	Baa2	$ 671,840
	Refunding Series 2002, 0.000%, 8/15/32 – FGIC Insured
1,330	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Senior Lien Series	1/23 at 100.00	A–	1,431,931
	2013A, 5.000%, 1/01/43
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011:
2,080	5.750%, 1/01/31 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa1 (4)	2,215,803
1,000	6.000%, 1/01/41 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa1 (4)	1,069,370
6,940	6.250%, 1/01/46 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa1 (4)	7,449,743
7,750	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A,	7/25 at 100.00	Baa1	8,601,647
	5.000%, 1/01/45
	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift
	Education Charter School, Series 2013A:
1,925	4.350%, 12/01/42	12/22 at 100.00	BBB–	1,938,899
1,000	4.400%, 12/01/47	12/22 at 100.00	BBB–	1,006,880
2,500	Comal Independent School District, Comal, Bexar, Guadalupe, Hays, and Kendall Counties,	No Opt. Call	Aaa	2,329,900
	Texas, General Obligation Bonds, Series 2005A, 0.000%, 2/01/23
6,340	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding &	11/21 at 100.00	A+	6,745,570
	Improvement Series 2012C, 5.000%, 11/01/45
160	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series	9/24 at 100.00	BBB–	173,027
	2014A, 5.250%, 9/01/44
3,700	El Paso Independent School District, El Paso County, Texas, General Obligation Bonds,	8/26 at 100.00	Aaa	4,251,226
	School Building Series 2017, 5.000%, 8/15/42
1,500	El Paso, Texas, Airport Revenue Bonds, El Paso International Airport Series 2011,	8/20 at 100.00	A	1,561,410
	5.250%, 8/15/33
16,920	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate	10/23 at 100.00	AA	18,287,813
	Lien Series 2013B, 5.000%, 4/01/53
5,295	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate	4/28 at 100.00	AA	6,209,764
	Lien Series 2018A Tela Supported, 5.000%, 10/01/48
15,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Series	10/23 at 100.00	AA	16,212,600
	2013B, 5.000%, 11/01/44 (UB), (6)
6,610	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender	10/23 at 100.00	AA	8,748,137
	Option Bond Trust 2015-XF0228, 11.720%, 4/01/53, 144A (IF), (6)
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds,
	Houston Methodist Hospital System, Series 2015:
2,845	4.000%, 12/01/45	6/25 at 100.00	AA	2,946,111
2,320	5.000%, 12/01/45	6/25 at 100.00	AA	2,600,558
	Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior Lien Series 2018A:
13,890	5.000%, 8/15/43	2/28 at 100.00	Aa2	16,362,003
2,000	4.000%, 8/15/48	2/28 at 100.00	Aa2	2,128,760
4,040	Harris County, Texas, Toll Road Revenue Bonds, Subordinate Lien Unlimited Tax Tender	No Opt. Call	AAA	7,413,885
	Options Bond Trust 2015-XF2184, 9.960%, 8/15/28 – AGM Insured, 144A (IF), (6)
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation
	Refunding Senior Lien Series 2014A:
1,195	0.000%, 11/15/41 – AGM Insured	11/31 at 62.66	A2	487,118
2,390	0.000%, 11/15/42 – AGM Insured	11/31 at 59.73	A2	929,423
2,660	0.000%, 11/15/43 – AGM Insured	11/31 at 56.93	A2	984,865
7,260	0.000%, 11/15/44 – AGM Insured	11/31 at 54.25	A2	2,561,909
10,440	0.000%, 11/15/45 – AGM Insured	11/31 at 51.48	A2	3,492,076
7,165	0.000%, 11/15/49 – AGM Insured	11/31 at 41.91	A2	1,942,646
3,000	0.000%, 11/15/52 – AGM Insured	11/31 at 35.81	A2	692,730
3,885	Houston Independent School District Public Facility Corporation, Harris County, Texas, Lease	No Opt. Call	AA	3,860,175
	Revenue Bonds, Cesar E Chavez High School, Series 1998A, 0.000%, 9/15/19 – AMBAC Insured

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2019 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018B:
$ 2,000	5.000%, 7/01/43	7/28 at 100.00	A1	$ 2,362,520
2,710	5.000%, 7/01/48	7/28 at 100.00	A1	3,188,098
4,550	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2012B,	7/22 at 100.00	A	4,961,457
	5.000%, 7/01/31
990	Houston, Texas, Airport System Revenue Bonds, Subordinate Lien Series 2000B, 5.450%,	No Opt. Call	A	1,132,778
	7/01/24 – AGM Insured
6,000	Houston, Texas, Combined Utility System Revenue Bonds, First Lien Series 2011D,	11/21 at 100.00	AA	6,429,240
	5.000%, 11/15/40
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and
	Entertainment Project, Series 2001B:
1,495	0.000%, 9/01/23 – AGM Insured	No Opt. Call	A2	1,369,689
10,850	0.000%, 9/01/25 – AMBAC Insured	No Opt. Call	A	9,405,322
1,715	0.000%, 9/01/32 – AMBAC Insured	No Opt. Call	A	1,122,056
2,870	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds,	8/21 at 100.00	A+	3,048,026
	Refunding Series 2012A, 5.000%, 8/01/46
2,340	Laredo, Webb County, Texas, Waterworks and Sewer System Revenue Bonds, Series 2011,	3/21 at 100.00	Aa3	2,465,728
	5.000%, 3/01/41 – AGM Insured
	Leander Independent School District, Williamson and Travis Counties, Texas, General
	Obligation Bonds, Refunding Series 2015A:
2,725	5.000%, 8/15/40	8/25 at 100.00	AAA	3,099,660
4,000	4.000%, 8/15/41	8/25 at 100.00	AAA	4,235,960
3,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	BBB+	3,120,600
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
8,305	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA	5/25 at 100.00	A	9,365,050
	Transmission Services Corporation Project, Refunding Series 2015, 5.000%, 5/15/45
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
1,780	5.750%, 12/01/33	12/25 at 100.00	B1	1,914,586
1,800	6.125%, 12/01/38	12/25 at 100.00	B1	1,942,524
	Midtown Redevelopment Authority, Texas, Tax Increment Contract Revenue, Refunding
	Series 2017:
16,285	5.000%, 1/01/36	1/27 at 100.00	A3	18,404,656
10,040	5.000%, 1/01/38 – AGM Insured	1/27 at 100.00	A2	11,369,597
	Montgomery County Toll Road Authority, Texas, Toll Road Revenue Bonds, Senior Lien
	Series 2018:
2,100	5.000%, 9/15/43	9/25 at 100.00	BBB–	2,289,609
1,815	5.000%, 9/15/48	9/25 at 100.00	BBB–	1,974,992
850	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility	11/24 at 102.00	BB+	911,634
	Revenue Bonds, Methodist Retirement Communities Crestview Project, Series 2016,
	5.000%, 11/15/31
4,290	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Series 2011, 5.000%,	12/21 at 100.00	A2	4,611,578
	12/15/36 – AGM Insured
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible
	Capital Appreciation Series 2011C:
1,880	7.000%, 9/01/43 (Pre-refunded 9/01/31), (5)	9/31 at 100.00	N/R (4)	2,214,527
7,990	6.750%, 9/01/45 (Pre-refunded 9/01/31), (5)	9/31 at 100.00	N/R (4)	10,267,230
4,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital	1/25 at 100.00	A+	4,912,520
	Appreciation Series 2008I, 6.500%, 1/01/43
2,125	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008D,	No Opt. Call	A1	1,750,214
	0.000%, 1/01/28 – AGC Insured
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B:
10,260	5.000%, 1/01/40	1/23 at 100.00	A+	11,202,586
12,205	5.000%, 1/01/45	1/25 at 100.00	A+	13,648,485
5,000	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier Series 2018,	1/28 at 100.00	A	5,763,450
	5.000%, 1/01/48

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier,
	Series 2015A:
$ 6,285	5.000%, 1/01/33	1/25 at 100.00	A	$ 7,151,701
4,000	5.000%, 1/01/34	1/25 at 100.00	A	4,541,520
4,000	5.000%, 1/01/35	1/25 at 100.00	A	4,532,240
2,250	Red River Education Finance Corporation, Texas, Higher Education Revenue Bonds, Saint	6/26 at 100.00	Baa2	2,311,628
	Edward’s University Project, Series 2016, 4.000%, 6/01/36
3,170	Southwest Higher Education Authority Inc., Texas, Revenue Bonds, Southern Methodist	10/20 at 100.00	AA– (4)	3,320,036
	University, Series 2010, 5.000%, 10/01/41 (Pre-refunded 10/01/20)
2,410	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital	11/21 at 100.00	AA–	2,575,663
	Revenue Bonds, Baylor Health Care System, Series 2011A, 5.000%, 11/15/30
3,480	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital	9/23 at 100.00	A	3,861,791
	Revenue Bonds, Hendrick Medical Center, Refunding Series 2013, 5.500%, 9/01/43
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital
	Revenue Bonds, Scott & White Healthcare Project, Series 2010:
430	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (4)	450,971
5,350	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (4)	5,610,920
4,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital	8/23 at 100.00	AA–	4,371,480
	Revenue Bonds, Scott & White Healthcare Project, Series 2013A, 5.000%, 8/15/43
2,500	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds,	8/26 at 100.00	AA	2,852,375
	Texas Health Resources System, Series 2016A, 5.000%, 2/15/41
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds,
	Series 2012:
14,815	5.000%, 12/15/27	12/22 at 100.00	BBB	16,212,499
7,925	5.000%, 12/15/28	12/22 at 100.00	A3	8,651,643
6,550	5.000%, 12/15/30	12/22 at 100.00	BBB	7,108,191
2,340	5.000%, 12/15/32	12/22 at 100.00	BBB	2,528,487
2,500	Texas State, General Obligation Bonds, Transportation Commission Highway Improvement	4/22 at 100.00	AAA	2,717,800
	Series 2012A, 5.000%, 4/01/31
17,760	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First	8/22 at 100.00	A–	19,039,075
	Tier Refunding Series 2012A, 5.000%, 8/15/41
7,345	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First	8/24 at 100.00	A–	8,223,682
	Tier Refunding Series 2015B, 5.000%, 8/15/37
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second
	Tier Refunding Series 2015C:
3,650	5.000%, 8/15/33	8/24 at 100.00	BBB	4,078,072
1,600	5.000%, 8/15/37	8/24 at 100.00	BBB	1,773,040
48,905	5.000%, 8/15/42	8/24 at 100.00	BBB	53,825,332
4,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	No Opt. Call	A–	3,462,600
	2002A, 0.000%, 8/15/25 – AMBAC Insured
473,525	Total Texas			496,099,228
	Utah – 0.9% (0.6% of Total Investments)
5,760	Central Weber Sewer Improvement District, Utah, Sewer Revenue Bonds, Refunding Series	3/20 at 100.00	AA (4)	5,924,218
	2010A, 5.000%, 3/01/33 (Pre-refunded 3/01/20) – AGC Insured
12,335	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%,	8/19 at 100.00	AA+ (4)	12,456,006
	8/15/41 (Pre-refunded 8/15/19)
	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017B:
3,560	5.000%, 7/01/42	7/27 at 100.00	A+	4,147,827
1,975	5.000%, 7/01/47	7/27 at 100.00	A2	2,293,330
4,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018B,	7/28 at 100.00	A2	4,709,200
	5.000%, 7/01/48

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2019 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utah (continued)
	Utah Charter School Finance Authority, Charter School Revenue Bonds, Utah Charter
	Academies Project, Series 2018:
$ 1,000	5.000%, 10/15/38	10/27 at 100.00	AA	$ 1,141,400
2,320	5.000%, 10/15/43	10/27 at 100.00	AA	2,628,769
2,040	5.000%, 10/15/48	10/27 at 100.00	AA	2,302,446
32,990	Total Utah			35,603,196
	Vermont – 0.3% (0.2% of Total Investments)
	University of Vermont and State Agricultural College, Revenue Bonds, Refunding
	Series 2015:
1,000	4.000%, 10/01/40	10/25 at 100.00	A+	1,052,800
10,000	5.000%, 10/01/45	10/25 at 100.00	A+	11,442,600
11,000	Total Vermont			12,495,400
	Virginia – 2.3% (1.4% of Total Investments)
430	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital	7/28 at 100.00	BBB	400,992
	Appreciation Series 2012B, 4.875%, 7/15/40, (5)
4,000	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds,	5/28 at 100.00	AA+	4,278,040
	Inova Health System, Series 2018A, 4.000%, 5/15/48 (UB), (6)
1,800	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours	11/22 at 100.00	A (4)	1,995,678
	Health System Obligated Group, Series 2013, 5.000%, 11/01/30 (Pre-refunded 11/01/22)
11,960	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	4/22 at 100.00	BBB+	12,688,245
	Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2014A,
	5.000%, 10/01/53
7,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	No Opt. Call	A3	3,789,590
	Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B, 0.000%,
	10/01/36 – AGC Insured
32,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/26 at 100.00	A3	40,720,640
	Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009C, 6.500%,
	10/01/41 – AGC Insured
18,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/28 at 100.00	BBB+	23,409,360
	Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 6.500%, 10/01/44
2,000	Prince William County Industrial Development Authority, Virginia, Health Care Facilities	11/22 at 100.00	A+	2,078,800
	Revenue Bonds, Novant Health Obligated Group-Prince William Hospital, Refunding Series 2013B,
	4.000%, 11/01/33
	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion
	Health System Obligated Group, Series 2005B:
5	5.000%, 7/01/38 (Pre-refunded 7/01/20)	7/20 at 100.00	A1 (4)	5,192
245	5.000%, 7/01/38	7/20 at 100.00	A1	252,164
77,440	Total Virginia			89,618,701
	Washington – 3.5% (2.2% of Total Investments)
7,000	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle	11/26 at 100.00	Aa1	8,154,230
	Excise Tax Bonds, Green Series 2016S-1, 5.000%, 11/01/41
12,235	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island	No Opt. Call	Aa3	10,502,646
	Hydro-Electric System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/26 – NPFG Insured
4,200	King County Public Hospital District 1, Washington, Limited Tax General Obligation	12/26 at 100.00	A–	4,822,902
	Bonds, Refunding Series 2016, 5.000%, 12/01/36
6,575	King County Public Hospital District 1, Washington, Limited Tax General Obligation	12/28 at 100.00	A2	7,520,156
	Bonds, Refunding Series 2018, 5.000%, 12/01/43
15,000	King County, Washington, Sewer Revenue Bonds, Refunding Series 2012, 5.000%, 1/01/52	1/22 at 100.00	AA+	15,976,500
3,000	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015A,	10/24 at 100.00	AA–	3,363,840
	5.000%, 4/01/40

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Washington (continued)
$ 1,250	Seattle Housing Authority, Washington, Pooled Housing Revenue Bonds, Refunding Series	12/23 at 100.00	AA	$ 1,364,025
	2014, 5.000%, 12/01/44
12,515	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue	6/23 at 100.00	A+	13,698,669
	Bonds, Series 2013A, 5.000%, 12/01/38
5,250	Tacoma, Washington, Sewer Revenue Bonds, Series 2018, 4.000%, 12/01/48	12/28 at 100.00	Aa2	5,639,498
8,310	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	1/21 at 100.00	A2	8,705,888
	Research Center, Series 2011A, 5.625%, 1/01/35
4,415	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical	12/20 at 100.00	N/R (4)	4,679,061
	Center, Series 2010, 5.500%, 12/01/39 (Pre-refunded 12/01/20)
	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health &
	Services, Refunding Series 2012A:
4,000	5.000%, 10/01/32	10/22 at 100.00	AA–	4,371,000
10,000	4.250%, 10/01/40	10/22 at 100.00	AA–	10,295,600
3,135	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	Aa2	3,439,879
	Refunding Series 2012B, 5.000%, 10/01/30
8,230	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	Aa2	8,942,389
	Series 2012A, 5.000%, 10/01/42
7,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A+ (4)	7,049,280
	Research Center, Series 2009A, 6.000%, 1/01/33 (Pre-refunded 7/01/19)
500	Washington State Housing Finance Commission, Non-profit Housing Revenue Bonds,	1/25 at 102.00	BB+	534,060
	Presbyterian Retirement Communities Northwest Project, Refunding Series 2016A, 5.000%,
	1/01/46, 144A
9,000	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003C, 0.000%,	No Opt. Call	AA+	7,307,730
	6/01/28 – FGIC Insured
10,855	Washington, General Obligation Bonds, Series 2000S-5, 0.000%, 1/01/20 – FGIC Insured	No Opt. Call	AA+	10,735,052
132,470	Total Washington			137,102,405
	West Virginia – 1.0% (0.6% of Total Investments)
	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United
	Health System Obligated Group, Refunding & Improvement Series 2013A:
3,000	5.375%, 6/01/38	6/23 at 100.00	A	3,323,400
16,845	5.500%, 6/01/44	6/23 at 100.00	A	18,693,739
9,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United	6/28 at 100.00	A	10,129,410
	Health System Obligated Group, Series 2018A, 5.000%, 6/01/52
3,500	West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia University Health	6/27 at 100.00	A	3,929,835
	System Obligated Group, Improvement Series 2017A, 5.000%, 6/01/42
3,000	West Virginia State Building Commission, Lease Revenue Refunding Bonds, Regional Jail	No Opt. Call	N/R	3,194,850
	and Corrections Facility, Series 1998A, 5.375%, 7/01/21 – AMBAC Insured
35,345	Total West Virginia			39,271,234

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2019 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Wisconsin – 3.2% (2.0% of Total Investments)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds,
	Lombard Public Facilities Corporation, Second Tier Series 2018B:
$ 43	0.000%, 1/01/46, 144A	No Opt. Call	N/R	$ 1,374
42	0.000%, 1/01/47, 144A	No Opt. Call	N/R	1,345
42	0.000%, 1/01/48, 144A	No Opt. Call	N/R	1,325
42	0.000%, 1/01/49, 144A	No Opt. Call	N/R	1,306
41	0.000%, 1/01/50, 144A	No Opt. Call	N/R	1,278
45	0.000%, 1/01/51, 144A	No Opt. Call	N/R	1,390
1,176	3.750%, 7/01/51, 144A	3/28 at 100.00	N/R	1,064,849
45	0.000%, 1/01/52, 144A	No Opt. Call	N/R	1,372
44	0.000%, 1/01/53, 144A	No Opt. Call	N/R	1,345
44	0.000%, 1/01/54, 144A	No Opt. Call	N/R	1,327
43	0.000%, 1/01/55, 144A	No Opt. Call	N/R	1,301
43	0.000%, 1/01/56, 144A	No Opt. Call	N/R	1,275
42	0.000%, 1/01/57, 144A	No Opt. Call	N/R	1,259
42	0.000%, 1/01/58, 144A	No Opt. Call	N/R	1,234
42	0.000%, 1/01/59, 144A	No Opt. Call	N/R	1,218
41	0.000%, 1/01/60, 144A	No Opt. Call	N/R	1,203
41	0.000%, 1/01/61, 144A	No Opt. Call	N/R	1,179
40	0.000%, 1/01/62, 144A	No Opt. Call	N/R	1,164
40	0.000%, 1/01/63, 144A	No Opt. Call	N/R	1,141
39	0.000%, 1/01/64, 144A	No Opt. Call	N/R	1,126
39	0.000%, 1/01/65, 144A	No Opt. Call	N/R	1,112
38	0.000%, 1/01/66, 144A	No Opt. Call	N/R	1,090
501	0.000%, 1/01/67, 144A	No Opt. Call	N/R	14,126
	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman
	Charter School, Series 2018A:
6,000	5.000%, 6/15/38, 144A	6/26 at 100.00	BBB–	6,433,560
2,335	5.000%, 6/15/48, 144A	6/26 at 100.00	BBB–	2,488,760
4,100	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Refunding Series	4/23 at 100.00	AA–	4,450,919
	2013A, 5.000%, 4/01/38
5,140	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health	5/26 at 100.00	Aa2	5,513,472
	Alliance Senior Credit Group, Series 2016A, 4.000%, 11/15/34
1,240	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health	4/20 at 100.00	Aa3 (4)	1,286,512
	Care, Inc., Series 2010A, 5.625%, 4/15/39 (Pre-refunded 4/01/20)
6,775	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health	7/21 at 100.00	Aa3 (4)	7,271,472
	Care, Inc., Series 2012A, 5.000%, 7/15/25 (Pre-refunded 7/15/21)
2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health	4/23 at 100.00	Aa3 (4)	2,830,075
	Care, Inc., Series 2013A, 5.125%, 4/15/31 (Pre-refunded 4/01/23)
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters
	of Christian Charity Sponsored Ministry, Series 2017A:
1,000	5.000%, 9/01/30	9/27 at 100.00	BBB–	1,139,640
1,110	5.000%, 9/01/31	9/27 at 100.00	BBB–	1,253,323
1,100	5.000%, 9/01/32	9/27 at 100.00	BBB–	1,236,213
1,725	5.000%, 9/01/33	9/27 at 100.00	BBB–	1,930,120
1,775	5.000%, 9/01/34	9/27 at 100.00	BBB–	1,976,090
1,910	5.000%, 9/01/35	9/27 at 100.00	BBB–	2,117,541
2,065	5.000%, 9/01/36	9/27 at 100.00	BBB–	2,280,607
1,015	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Health	10/22 at 100.00	AA–	1,086,649
	Inc. Obligated Group, Series 2012A, 5.000%, 4/01/42
18,410	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic	2/27 at 100.00	A–	20,430,866
	Health System, Inc., Series 2017C, 5.000%, 2/15/47
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,
	Series 2012B:
1,000	5.000%, 2/15/27	2/22 at 100.00	A–	1,066,840
1,000	5.000%, 2/15/28	2/22 at 100.00	A–	1,065,450
4,735	5.000%, 2/15/40	2/22 at 100.00	A–	4,931,929

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$ 8,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/26 at 100.00	A–	$ 9,366,065
	Series 2016A, 5.000%, 2/15/46
2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/26 at 100.00	A–	2,256,620
	Series 2016B, 5.000%, 2/15/35
5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Medical College of	11/26 at 100.00	AA–	5,703,050
	Wisconsin, Inc., Series 2016, 5.000%, 12/01/41
7,625	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance,	6/22 at 100.00	A3	8,076,629
	Inc., Series 2012, 5.000%, 6/01/39
1,165	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital	No Opt. Call	A1	1,235,086
	Inc., Series 1992A, 6.000%, 12/01/22 – FGIC Insured
2,650	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health	8/22 at 100.00	N/R (4)	2,930,078
	Care, Inc., Refunding 2012C, 5.000%, 8/15/32 (Pre-refunded 8/15/22)
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Saint John’s
	Communities Inc., Series 2018A:
2,500	5.000%, 9/15/45	9/23 at 100.00	BBB–	2,592,100
5,455	5.000%, 9/15/50	9/23 at 100.00	BBB–	5,644,889
1,000	Wisconsin Health and Educational Facilities Authority, Revenues Bonds, Gundersen	10/21 at 100.00	A1	1,063,120
	Lutheran, Series 2011A, 5.250%, 10/15/39
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds,
	Benevolent Corporation Cedar Community, Series 2017:
1,110	5.000%, 6/01/37	6/25 at 103.00	N/R	1,168,719
955	5.000%, 6/01/41	6/25 at 103.00	N/R	998,204
10,230	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds,	12/24 at 100.00	A1	11,231,517
	ThedaCare Inc., Series 2015, 5.000%, 12/15/44
115,680	Total Wisconsin			124,161,454
	Wyoming – 0.4% (0.3% of Total Investments)
4,080	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power	7/19 at 100.00	A	4,111,783
	Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39
9,625	Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial Hospital Project, Refunding	9/23 at 100.00	BB+	10,071,408
	Series 2013A, 5.000%, 9/01/37
	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St John’s Medical
	Center Project, Series 2011B:
2,000	5.500%, 12/01/27	12/21 at 100.00	A–	2,140,820
1,000	6.000%, 12/01/36	12/21 at 100.00	A–	1,080,310
16,705	Total Wyoming			17,404,321
$ 6,323,310	Total Municipal Bonds (cost $5,722,724,831)			6,204,171,027

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)
	Transportation – 0.0% (0.0% of Total Investments)
$ 1,047	Las Vegas Monorail Company, Senior Interest Bonds, (7), (9), (10)	5.500%	7/15/19	N/R	$ 696,111
300	Las Vegas Monorail Company, Senior Interest Bonds, (7), (9), (10)	5.500%	7/15/55	N/R	149,312
$ 1,347	Total Corporate Bonds (cost $49,188)				845,423
	Total Long-Term Investments (cost $5,722,774,019)				$ 6,205,016,450

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2019 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.2% (0.1% of Total Investments)
	MUNICIPAL BONDS – 0.2% (0.1% of Total Investments)
	Alaska – 0.0% (0.0% of Total Investments)
$ 800	Valdez, Alaska, Marine Terminal Revenue Bonds, Exxon Pipeline Company Project, Variable Rate	5/19 at 100.00	A-1+	$ 800,000
	Demand Obligations, Series 1993C, 2.250%, 12/01/33, (11)
	Minnesota – 0.2% (0.1% of Total Investments)
6,275	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Variable Rate Demand Obligations,	5/19 at 100.00	A-1+	6,275,000
	Mayo Clinic Series 2008A, 2.200%, 11/15/38, (11)
$ 7,075	Total Short-Term Investments (cost $7,075,000)			7,075,000
	Total Investments (cost $5,729,849,019)–157.8%			6,212,091,450
	Floating Rate Obligations – (2.4)%			(94,660,000)
	MuniFund Preferred Shares, net of deferred offering costs – (24.3)% (12)			(955,771,702)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (32.6)% (13)			(1,283,080,774)
	Other Assets Less Liabilities – 1.5%			59,136,497
	Net Assets Applicable to Common Shares – 100%			$ 3,937,715,471

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(8)
Effective February 12, 2019, the par value of the original bonds was replaced with taxable and tax exempt Puerto Rico Sales Tax Financing Corporation (commonly known as COFINA) bond units that are collateralized by a bundle of zero and coupon paying bonds. The quantity shown represents units in a trust, which were assigned according to the original bond’s accreted value. These securities do not have a stated coupon interest rate and income will be recognized through accretion of the discount associated with the trust units. The factor at which these units accrete can also decrease, primarily for principal payments generated from coupon payments received or dispositions of the underlying bond collateral. The quantity of units will not change as a result of these principal payments.

(9)
The tax-exempt municipal bonds previously held by the Fund were surrendered in conjunction with the issuer’s bankruptcy reorganization plan. In return, the Fund received one or more senior interest corporate bonds.

(10)
Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Note 2 – Investment Valuation and Fair Value Measurements for more information.

(11)
Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(12)	MuniFund Preferred Shares, net of deferring offering costs as a percentage of Total Investments is 15.4%.
(13)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 20.7%.
144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ETM	Escrowed to maturity
IF
Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.

PIK
Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

UB
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.

WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Statement of Assets and Liabilities
April 30, 2019 (Unaudited)

	NAD	NEA
Assets
Long-term investments, at value (cost $4,539,081,917 and $5,722,774,019, respectively)	$4,895,999,656	$6,205,016,450
Short-term investments, at value (cost approximates value)	10,330,000	7,075,000
Cash	1,439,461	71,174
Receivable for:
Dividends and interest	65,254,349	79,895,718
Investments sold	5,450,000	10,750,000
Other assets	1,211,997	1,936,805
Total assets	4,979,685,463	6,304,745,147
Liabilities
Floating rate obligations	86,275,000	94,660,000
Payable for:
Dividends	10,289,250	13,387,907
Interest	1,206,289	—
Investments purchased	4,175,171	14,477,953
Offering costs	109,456	1,056,500
Adjustable Rate MuniFund Term Preferred (“AMTP”) Shares, net of deferred offering
costs (liquidation preference $545,500,000 and $—, respectively)	545,047,940	—
MuniFund Preferred (“MFP”) Shares, net of deferred offering
costs (liquidation preference $607,000,000 and $958,000,000, respectively)	606,645,400	955,771,702
Variable Rate Demand Preferred (“VRDP”) Shares, net of deferred offering costs
(liquidation preference $632,000,000 and $1,290,300,000, respectively)	629,708,003	1,283,080,774
Accrued expenses:
Management fees	2,254,836	2,842,870
Trustees fees	813,526	1,067,290
Other	542,735	684,680
Total liabilities	1,887,067,606	2,367,029,676
Net assets applicable to common shares	$3,092,617,857	$3,937,715,471
Common shares outstanding	201,864,367	262,720,647
Net asset value (“NAV”) per common share outstanding	$15.32	$14.99

Net assets applicable to common shares consist of:
Common shares, $0.01 par value per share	$2,018,644	$2,627,206
Paid-in-surplus	2,778,291,060	3,509,296,932
Total distributable earnings	312,308,153	425,791,333
Net assets applicable to common shares	$3,092,617,857	$3,937,715,471
Authorized shares:
Common	Unlimited	Unlimited
Preferred	Unlimited	Unlimited

See accompanying notes to financial statements.

Statement of Operations

Six Months Ended April 30, 2019 (Unaudited)

	NAD	NEA
Investment Income	$105,125,959	$133,981,179
Expenses
Management fees	13,415,111	16,934,634
Interest expense and amortization of offering costs	20,929,968	24,147,050
Liquidity fees	2,740,161	5,304,293
Remarketing fees	317,756	652,429
Custodian fees	248,555	297,185
Trustees fees	74,149	93,943
Professional fees	117,882	183,080
Shareholder reporting expenses	115,647	146,385
Shareholder servicing agent fees	55,097	61,860
Stock exchange listing fees	28,038	36,491
Investor relations expenses	59,068	76,375
Other	90,392	118,768
Total expenses	38,191,824	48,052,493
Net investment income (loss)	66,934,135	85,928,686
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from Investments	(1,342,032)	(1,735,899)
Change in net unrealized appreciation (depreciation) of Investments	181,089,305	218,081,628
Net realized and unrealized gain (loss)	179,747,273	216,345,729
Net increase (decrease) in net assets applicable to common shares from operations	$246,681,408	$302,274,415

See accompanying notes to financial statements.

Statement of Changes in Net Assets
(Unaudited)

	NAD		NEA
	Six Months Ended 4/30/19	Year Ended 10/31/18	Six Months Ended 4/30/19	Year Ended 10/31/18
Operations
Net investment income (loss)	$66,934,135	$138,877,139	$85,928,686	$179,555,130
Net realized gain (loss) from:
Investments	(1,342,032)	(6,103,105)	(1,735,899)	8,500,454
Swaps	—	—	—	1,220,000
Change in net unrealized appreciation (depreciation) of:
Investments	181,089,305	(192,714,707)	218,081,628	(251,685,230)
Swaps	—	—	—	1,158,822
Net increase (decrease) in net assets applicable to common shares
from operations	246,681,408	(59,940,673)	302,274,415	(61,250,824)
Distributions to Common Shareholders
Dividends	(64,798,461)	(139,137,258)	(84,333,328)	(178,160,720)
Decrease in net assets applicable to common shares from distributions
to common shareholders	(64,798,461)	(139,137,258)	(84,333,328)	(178,160,720)
Capital Share Transactions
Cost of shares repurchased and retired	—	(221,079)	—	(675,211)
Net increase (decrease) in net assets applicable to common shares from
capital share transactions	—	(221,079)	—	(675,211)
Net increase (decrease) in net assets applicable to common shares	181,882,947	(199,299,010)	217,941,087	(240,086,755)
Net assets applicable to common shares at the beginning of period	2,910,734,910	3,110,033,920	3,719,774,384	3,959,861,139
Net assets applicable to common shares at the end of period	$3,092,617,857	$2,910,734,910	$3,937,715,471	$3,719,774,384

See accompanying notes to financial statements.

Statement of Cash Flows

Six Months Ended April 30, 2019 (Unaudited)

	NAD	NEA
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$246,681,408	$302,274,415
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(209,838,510)	(288,486,021)
Proceeds from sales and maturities of investments	229,719,089	320,286,377
Proceeds from (Purchases of) short-term investments, net	(10,330,000)	(7,075,000)
Payment-in-kind distributions	(19,636)	(5,587)
Taxes paid	(23,605)	(62,872)
Amortization (Accretion) of premiums and discounts, net	(2,934,968)	(7,994,610)
Amortization of deferred offering costs	204,945	409,359
(Increase) Decrease in:
Receivable for dividends and interest	(617,735)	(18,652)
Receivable for investments sold	11,680,870	7,198,152
Other assets	128,737	117,118
Increase (Decrease) in:
Payable for interest	(139,694)	(178,520)
Payable for investments purchased	(21,450,933)	(17,593,489)
Payable for offering costs	109,456	1,056,500
Accrued management fees	(12,824)	(26,552)
Accrued Trustees fees	(40,081)	(53,093)
Accrued other expenses	(15,259)	(31,320)
Net realized (gain) loss from investments	1,342,032	1,735,899
Change in net unrealized appreciation (depreciation) of investments	(181,089,305)	(218,081,628)
Net cash provided by (used in) operating activities	63,353,987	93,470,476
Cash Flows from Financing Activities:
Proceeds from AMTP Shares issued, at liquidation preference	545,500,000	—
(Payments for) VMTP Shares redeemed, at liquidation preference	(545,500,000)	—
(Payments for) deferred offering cost	(470,000)	(1,540,000)
(Repayments of) floating rate obligations	(1,500,000)	(9,750,000)
Cash distributions paid to common shareholders	(64,759,664)	(84,305,166)
Net cash provided by (used in) financing activities	(66,729,664)	(95,595,166)
Net Increase (Decrease) in Cash	(3,375,677)	(2,124,690)
Cash at the beginning of period	4,815,138	2,195,864
Cash at the end of period	$1,439,461	$71,174

Supplemental Disclosure of Cash Flow Information	NAD	NEA
Cash paid for interest (excluding amortization of offering costs)	$20,867,005	$23,918,309

See accompanying notes to financial statements.

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Financial Highlights (Unaudited)

Selected data for a common share outstanding throughout each period:

		Investment Operations			Less Distributions to Common Shareholders			Common Share
	Beginning Common Share NAV	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumu- lated Net Realized Gains	Total	Discount per Share Repurchased and Retired		Ending NAV	Ending Share Price
NAD
Year Ended 10/31:
2019(e)	$14.42	$0.33	$0.89	$1.22	$(0.32)	$—	$(0.32)	$—		$15.32	$13.57
2018	15.41	0.69	(0.99)	(0.30)	(0.69)	—	(0.69)	—	*	14.42	12.41
2017	15.75	0.73	(0.29)	0.44	(0.78)	—	(0.78)	—		15.41	13.86
2016	15.44	0.71	0.45	1.16	(0.85)	—	(0.85)	—		15.75	14.19
2015	15.64	0.84	(0.17)	0.67	(0.87)	—	(0.87)	—		15.44	14.05
2014	14.42	0.87	1.25	2.12	(0.90)	—	(0.90)	—		15.64	14.16

NEA
Year Ended 10/31:
2019(e)	14.16	0.33	0.82	1.15	(0.32)	—	(0.32)	—		14.99	13.32
2018	15.07	0.68	(0.91)	(0.23)	(0.68)	—	(0.68)	—	*	14.16	12.13
2017	15.36	0.71	(0.26)	0.45	(0.74)	—	(0.74)	—		15.07	13.57
2016	14.82	0.72	0.58	1.30	(0.76)	—	(0.76)	—		15.36	13.75
2015	15.13	0.77	(0.28)	0.49	(0.80)	—	(0.80)	—		14.82	13.26
2014	13.73	0.79	1.43	2.22	(0.82)	—	(0.82)	—		15.13	13.75

(a)
Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

		Common Share Supplemental Data/ Ratios Applicable to Common Shares
Common Share Total Returns			Ratios to Average Net Assets(b)

Based on NAV(a)	Based on Share Price(a)	Ending Net Assets (000)	Expenses(c)		Net Investment Income (Loss)		Portfolio Turnover Rate(d)

8.55%	12.05%	$3,092,618	2.57	%**	4.51	%**	4%
(2.03)	(5.69)	2,910,735	2.34		4.57		20
3.01	3.26	3,110,034	1.95		4.84		18
7.54	6.88	3,179,168	1.90		4.64		11
4.43	5.57	606,607	1.41		5.41		15
15.19	17.10	614,452	1.73		5.82		9

8.21	12.58	3,937,715	2.54	**	4.54	**	5
(1.62)	(5.84)	3,719,774	2.29		4.63		11
3.16	4.21	3,959,861	1.94		4.80		15
8.84	9.33	4,037,193	1.77		4.59		12
3.38	2.30	1,168,847	1.46		5.16		18
16.58	18.31	1,193,109	1.60		5.48		13

(b)	Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares issued by the Fund.
(c)
The expense ratios reflect, among other things, all interest expense and other costs related to preferred shares (as described in Note 4 – Fund Shares, Preferred Shares) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities), where applicable, as follows:

NAD		NEA
Year Ended 10/31:		Year Ended 10/31:
2019(e)	1.62%**	2019(e)	1.59%**
2018	1.39	2018	1.35
2017	1.00	2017	1.00
2016	0.90	2016	0.78
2015	0.47	2015	0.50
2014	0.75	2014	0.61

(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.

(e)	For the six months ended April 30, 2019.
*	Rounds to less than $0.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Financial Highlights (Unaudited) (continued)

	AMTP Shares at the End of Period		MFP Shares at the End of Period		MTP Shares at the End of Period(a)		VMTP Shares at the End of Period		VRDP Shares at the End of Period		AMTP, MFP, MTP, VMTP and/or VRDP Shares at the End of Period
	Aggregate Amount Outstanding (000)	Asset Coverage Per $100,000 Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $100,000 Share(c)	Aggregate Amount Outstanding (000)	Asset Coverage Per $10 Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $100,000 Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $100,000 Share	Asset Coverage Per $1 Liquidation Preference
NAD
Year Ended 10/31:
2019(b)	$545,500	$273,304	$607,000	$273,304	$—	$—	$—	$—	$632,000	$273,304	$2.73
2018	—	—	607,000	263,112	—	—	545,500	263,112	632,000	263,112	2.63
2017	—	—	—	—	—	—	952,500	296,279	632,000	296,279	2.96
2016	—	—	—	—	—	—	952,500	300,642	632,000	300,642	3.01
2015	—	—	—	—	—	—	265,000	328,908	—	—	—
2014	—	—	—	—	—	—	265,000	331,869	—	—	—

NEA
Year Ended 10/31:
2019(b)	—	—	958,000	275,142	—	—	—	—	1,290,300	275,142	2.75
2018	—	—	958,000	265,448	—	—	—	—	1,290,300	265,448	2.65
2017	—	—	—	—	—	—	773,000	291,919	1,290,300	291,919	2.92
2016	—	—	—	—	—	—	773,000	295,667	1,290,300	295,667	2.96
2015	—	—	—	—	—	—	151,000	333,349	349,900	333,349	3.33
2014	—	—	—	—	—	—	151,000	338,193	349,900	338,193	3.38

(a)	The Ending and Average Market Value Per Share for each Series of the Fund’s MTP Shares outstanding were as follows:

	2014
NAD
Series 2015 (NAD PRC)
Ending Market Value per Share	$—
Average Market Value per Share	10.04	^

NEA
Series 2015 (NEA PRCCL)
Ending Market Value per Share	$—
Average Market Value per Share	10.05	^

(b)	For the six months ended April 30, 2019.
(c)	NEA’s Series D MFP Shares have a $1,000 liquidation preference per share, while all other MFP Shares have a $100,000 liquidation preference per share.
^	For the period November 1, 2013 through December 20, 2013.

See accompanying notes to financial statements.

Notes to
Financial Statements (Unaudited)
1. General Information and Significant Accounting Policies
General Information
Fund Information
The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a “Fund” and collectively, the “Funds”):
•	Nuveen Quality Municipal Income Fund (NAD)
•	Nuveen AMT-Free Quality Municipal Income Fund (NEA)
The Funds are registered under the Investment Company Act of 1940, as amended, as diversified closed-end management investment companies. NAD and NEA were organized as Massachusetts business trusts on January 15, 1999 and July 29, 2002, respectively.
The end of the reporting period for the Funds is April 30, 2019, and the period covered by these Notes to Financial Statements is the six months ended April 30, 2019 (the ”current fiscal period”).
Investment Adviser
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Investment Objectives and Principal Investment Strategies
Each Fund seeks to provide current income exempt from regular federal income tax, and in the case of NEA the alternative minimum tax (“AMT”) applicable to individuals, by investing primarily in a portfolio of municipal obligations issued by state and local government authorities or certain U.S. territories.
Significant Accounting Policies
Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (ASC) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).
Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.
As of the end of the reporting period, the Funds’ outstanding when-issued/delayed delivery purchase commitments were as follows:

	NAD	NEA
Outstanding when-issued/delayed delivery purchase commitments	$4,165,000	$14,477,953

Investment Income
Investment income is comprised of dividend and interest income. Dividend income is recorded on the ex-dividend date. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which reflects the amortization of premiums and accretion of discounts for financial reporting purposes is recorded on an accrual basis. Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.

Notes to Financial Statements (Unaudited) (continued)
Professional Fees
Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment or to pursue other claims or legal actions on behalf of Fund shareholders. If a refund is received for workout expenditures paid in a prior reporting period, such amounts will be recognized as “Legal fee refund” on the Statement of Operations.
Dividends and Distributions to Common Shareholders
Dividends from net investment income, if any, are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.
Distributions to common shareholders of net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Compensation
The Funds pay no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Funds’ Board of Trustees (“the Board”) has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Indemnifications
Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 3 – Portfolio Securities and Investments in Derivatives.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to common shares from operations during the current fiscal period. Actual results may differ from those estimates.
2. Investment Valuation and Fair Value Measurements
The fair valuation input levels as described below are for fair value measurement purposes.
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Prices of fixed income securities are provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity, provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs.
Investments in investment companies are valued at their respective net asset value (“NAV”) on valuation date and are generally classified as Level 1.
Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Board and/or its appointee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Board and/or its appointee.
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

NAD	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Municipal Bonds*	$—	$4,894,893,528	$—		$4,894,893,528
Corporate Bonds**	—	—	575,878	***	575,878
Investment Companies	530,250	—	—		530,250
Short-Term Investments:
Municipal Bonds*	—	10,330,000	—		10,330,000
Total	$530,250	$4,905,223,528	$575,878		$4,906,329,656

NEA
Long-Term Investments:
Municipal Bonds*	$—	$6,204,171,027	$—		$6,204,171,027
Corporate Bonds**	—	—	845,423	***	845,423
Short-Term Investments:
Municipal Bonds*	—	7,075,000	—		7,075,000
Total	$—	$6,211,246,027	$845,423		$6,212,091,450

*	Refer to the Fund’s Portfolio of Investments for state classifications.
**	Refer to the Fund’s Portfolio of Investments for industry classifications.
***	Refer to the Fund’s Portfolio of Investments for securities classified as Level 3.

3. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more of the Funds. The income received by the Inverse Floater holder varies inversely with the

Notes to Financial Statements (Unaudited) (continued)
short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

Floating Rate Obligations Outstanding	NAD	NEA
Floating rate obligations: self-deposited Inverse Floaters	$86,275,000	$94,660,000
Floating rate obligations: externally-deposited Inverse Floaters	61,720,000	121,350,000
Total	$147,995,000	$216,010,000

During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rate and fees related to self-deposited Inverse Floaters, were as follows:

Self-Deposited Inverse Floaters	NAD	NEA
Average floating rate obligations outstanding	$87,211,464	$96,143,425
Average annual interest rate and fees	2.21%	2.19%

TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond is not sufficient to pay the purchase price of the Floaters.

The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, NAD and NEA had outstanding borrowings under such liquidity facilities in the amount of $3,369,936 and $188,464, respectively, which is recognized as a component of “Floating rate obligations” on the Statement of Assets and Liabilities.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.
As of the end of the reporting period, each Fund’s maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

Floating Rate Obligations — Recourse Trusts	NAD	NEA
Maximum exposure to Recourse Trusts: self-deposited Inverse Floaters	$59,845,000	$84,145,000
Maximum exposure to Recourse Trusts: externally-deposited Inverse Floaters	42,480,000	102,540,000
Total	$102,325,000	$186,685,000

Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Investments in Derivatives
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain other derivative instruments such as futures, options and swap contracts. Each Fund limits its investments in futures, options on futures and swap contracts to the extent necessary for the Adviser to claim the exclusion from registration by the Commodity Futures Trading Commission as a commodity pool operator with respect to the Fund. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

Notes to Financial Statements (Unaudited) (continued)
4. Fund Shares
Common Share Transactions
Transactions in common shares for the Funds during the Funds’ current and prior fiscal period, where applicable, were as follows:

	NAD		NEA
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	4/30/19	10/31/18	4/30/19	10/31/18
Common shares:
Repurchased and retired	—	(17,900)	—	(55,700)
Weighted average common share:
Price per share repurchased and retired	—	$12.33	—	$12.10
Discount per share repurchased and retired	—	14.96%	—	14.89%

Preferred Shares
Adjustable Rate MuniFund Term Preferred Shares
NAD has issued and has outstanding Adjustable Rate MuniFund Term Preferred (“AMTP”) Shares, with a $100,000 liquidation preference per share. AMTP Shares are issued via private placement and are not publically available.
As of the end of the reporting period, NAD had $545,047,940 of AMTP Shares at liquidation preference, net of deferred offering costs. Further details of NAD's AMTP Shares outstanding as of the end of the reporting period, were as follows:

		Shares	Liquidation
Fund	Series	Outstanding	Preference
NAD	2028	3,370	$337,000,000
	2028-1	2,085	$208,500,000

The Fund is obligated to redeem its AMTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed by the Fund. AMTP Shares are subject to optional and mandatory redemption in certain circumstances. The AMTP Shares may be redeemed at the option of the Fund, subject to payment of premium for approximately six months following the date of issuance (“Premium Expiration Date”), and at the redemption price per share thereafter. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.
AMTP Shares are short-term or short/intermediate-term instruments that pay a variable dividend rate tied to a short-term index, plus an additional fixed “spread” amount which is initially established at the time of issuance and may be adjusted in the future based upon a mutual agreement between the majority owner and the Fund. From time-to-time the majority owner may propose to the Fund an adjustment to the dividend rate. Should the majority owner and the Fund fail to agree upon an adjusted dividend rate, and such proposed dividend rate adjustment is not withdrawn, the Fund will be required to redeem all outstanding shares upon the end of a notice period.
In addition, the Fund may be obligated to redeem a certain amount of the AMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The Term Redemption Date and Premium Expiration Date for the Fund’s AMTP Shares are as follows:

	Liquidation	Notice		Term	Premium
Fund	Preference	Period	Series	Redemption Date	Expiration Date
NAD	$337,000,000	360-day	2028	December 1, 2028*	November 30, 2019
	$208,500,000	360-day	2028-1	December 1, 2028*	November 30, 2019

* Subject to early termination by either the Fund or the holder.

The average liquidation preference of AMTP Shares outstanding and annualized dividend rate for the Fund during the current fiscal period were as follows:
NAD*
Average liquidation preference of AMTP Shares outstanding	545,500,000
Annualized dividend rate	2.53%

* For the period December 13, 2018 (first issuance of shares) through April 30, 2019.

AMTP Shares are subject to restrictions on transfer, generally do not trade, and market quotations are generally not available. The fair value of AMTP Shares is expected to be approximately their liquidation preference so long as the fixed “spread” on the AMTP Shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market environment. In present market conditions, the Funds’ Adviser has determined that the fair value of AMTP Shares is approximately their liquidation preference, but their fair value could vary if market conditions change materially. For financial reporting purposes, the liquidation preference of AMTP Shares is a liability and is recognized as a component of “Adjustable Rate MuniFund Term Preferred (“AMTP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities.
AMTP Share dividends are treated as interest payments for financial reporting purposes. Unpaid dividends on AMTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends accrued on AMTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.
NAD incurred offering costs of $470,000 in connection with its offering of AMTP Shares, which were recorded as deferred charges and are amortized over the life of the shares. These offering costs are recognized as components of “Adjustable Rate MuniFund Term Preferred (“AMTP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.
MuniFund Preferred Shares
The Funds have issued and have outstanding MuniFund Preferred (“MFP”) Shares, with a $100,000 ($1,000 for NEA’s Series D) liquidation preference per share. These MFP Shares were issued via private placement and are not publically available.
The Funds are obligated to redeem their MFP Shares by the date as specified in its offering documents (“Term Redemption Date”), unless earlier redeemed by the Funds. MFP Shares are initially issued in a pre-specified mode, however, MFP Shares can be subsequently designated as an alternative mode at a later date at the discretion of the Funds. The modes within MFP Shares detail the dividend mechanics and are described as follows. At a subsequent date, the Funds may establish additional mode structures with the MFP Share.
•
Variable Rate Remarketed Mode (“VRRM”) – Dividends for MFP Shares within this mode will be established by a remarketing agent; therefore, market value of the MFP Shares is expected to approximate its liquidation preference. Shareholders have the ability to request a best-efforts tender of its shares upon seven days notice. If the remarketing agent is unable to identify an alternative purchaser, the shares will be retained by the shareholder requesting tender and the subsequent dividend rate will increase to its step-up dividend rate. If after one consecutive year of unsuccessful remarketing attempts, the Fund will be required to designate an alternative mode or redeem the shares.

Each Fund will pay a remarketing fee on the aggregate principal amount of all MFP Shares while designated in VRRM. Payments made by the Fund to the remarketing agent are recognized as “Remarketing fees” on the Statement of Operations.

•
Variable Rate Mode (“VRM”) – Dividends for MFP Shares designated in this mode are based upon a short-term index plus an additional fixed “spread” amount established at the time of issuance or renewal / conversion of its mode. At the end of the period of the mode, the Fund will be required to either extend the term of the mode, designate an alternative mode or redeem the MFP Shares.

The fair value of MFP Shares while in VRM are expected to approximate their liquidation preference so long as the fixed “spread” on the shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market. In current market conditions, the Adviser has determined that the fair value of the shares are approximately their liquidation preference, but their fair value could vary if market conditions change materially.

•
Variable Rate Demand Mode (“VRDM”) – Dividends for MFP Shares designated in this mode will be established by a remarketing agent; therefore, the market value of the MFP Shares is expected to approximate its liquidation preference. While in this mode, Shares will have an unconditional liquidity feature that enable its shareholders to require a liquidity provider, which the Fund has entered into a contractual agreement, to purchase shares in the event that the shares are not able to be successfully remarketed. In the event that shares within this mode are unable to be successfully remarketed and are purchased by the liquidity provider, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the shares. Each Fund is required redeem any shares that are still owned by a liquidity provider after six months of continuous, unsuccessful remarketing.

The Fund will pay a liquidity and remarketing fee on the aggregate principal amount of all MFP shares while within VRDM. Payments made by the Fund to the liquidity provider and remarketing agent are recognized as “Liquidity fees” and “Remarketing fees”, respectively, on the Statement Operations.

For financial reporting purposes, the liquidation preference of MFP Shares is recorded as a liability and is recognized as a component of “MuniFund Preferred (“MFP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities. Dividends on the MFP shares are treated as interest payments for financial reporting purposes. Unpaid dividends on MFP shares are recognized as a component on “Interest payable” on the Statement of Assets and Liabilities. Dividends accrued on MFP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Notes to Financial Statements (Unaudited) (continued)
Subject to certain conditions, MFP Shares may be redeemed, in whole or in part, at any time at the option of the Fund. The Fund may also be required to redeem certain MFP shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share in all circumstances is equal to the liquidation preference per share plus any accumulated but unpaid dividends.
NEA incurred offering costs of $1,540,000 in connection with its offering of MFP Shares, which were recorded as a deferred charges and are being amortized over the life of the shares. These offering costs are recognized as a component of “MuniFund Preferred (“MFP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.
In conjunction with NEA’s redemption of MFP shares, deferred costs of $122,524 were expensed during the current fiscal period, as the redemption was deemed an extinguishment of debt.
As of the end of the reporting period, NAD and NEA had $606,645,400 and $955,771,702 of MFP Shares at liquidation preference, net of deferred offering costs, respectively. Further details of each Fund’s MFP Shares outstanding as of the end of the reporting period, were as follows:

		Shares	Liquidation	Term		Mode
Fund	Series	Outstanding	Preference	Redemption Date	Mode	Termination Date
NAD	A	6,070	$607,000,000	1/03/28	VRM	1/03/28*
NEA	A	1,850	$185,000,000	2/03/48	VRM	2/03/48*
	B	3,350	335,000,000	3/02/28	VRM	3/02/28*
	C	2,380	238,000,000	3/02/28	VRM	3/02/28*
	D	200,000	200,000,000	3/01/29	VRRM	N/A

* Subject to earlier termination by either the Fund or the holder.

The average liquidation preference of MFP Shares outstanding and annualized dividend rate for the Funds during the current fiscal period were as follows:

	NAD	NEA
Average liquidation preference of MFP Shares outstanding	$607,000,000	$958,000,000
Annualized dividend rate	2.42%	2.48%

Variable Rate MuniFund Term Preferred Shares
The following Fund had issued and had outstanding Variable Rate MuniFund Term Preferred (“VMTP”) Shares, with a $100,000 liquidation preference per share. VMTP Shares are issued via private placement and are not publicly available.
On December 13, 2018, NAD redeemed all of its outstanding Series 2019 and Series 2019-1 VMTP Shares. The Fund’s VMTP Shares were redeemed at their $100,000 liquidation value per share, plus dividend amounts owed, using proceeds from its issuance of AMTP Shares (as described above in Adjustable Rate MuniFund Term Preferred Shares).
The average liquidation preference of VMTP Shares outstanding and annualized dividend rate for the Fund during the current fiscal period were as follows:

NAD*
Average liquidation preference of VMTP Shares outstanding	$545,500,000
Annualized dividend rate	2.64%

* For the period November 1, 2018 through December 12, 2018.

VMTP Shares are subject to restrictions on transfer, generally do not trade, and market quotations are generally not available. VMTP Shares are short-term or short/intermediate-term instruments that pay a variable dividend rate tied to a short-term index, plus an additional fixed “spread” amount established at the time of issuance. The fair value of VMTP Shares is expected to be approximately their liquidation preference so long as the fixed “spread” on the VMTP Shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market environment. In present market conditions, the Funds’ Adviser has determined that fair value of VMTP Shares is approximately their liquidation preference, but their fair value could vary if market conditions change materially. For financial reporting purposes, the liquidation preference of VMTP Shares is a liability and is recognized as a component of “Variable Rate MuniFund Term Preferred (“VMTP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities.
Dividends on the VMTP Shares (which are treated as interest payments for financial reporting purposes) are set weekly. Unpaid dividends on VMTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends accrued on VMTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.
Costs incurred in connection with each Fund’s initial offering of VMTP Shares were recorded as a deferred charges, which are amortized over the life of the shares and are recognized as components of “Variable Rate MuniFund Term Preferred (“VMTP“) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.

Variable Rate Demand Preferred Shares
The Funds have issued and have outstanding Variable Rate Demand Preferred (“VRDP”) Shares, with a $100,000 liquidation preference per share. VRDP Shares are issued via private placement and are not publicly available.
As of the end of the reporting period, NAD and NEA had $629,708,003 and $1,283,080,774 of VRDP Shares at liquidation preference, net of deferred offering costs, respectively. Further details of the Funds’ VRDP Shares outstanding as of the end of the reporting period, were as follows:

		Shares	Liquidation
Fund	Series	Outstanding	Preference	Maturity
NAD	1	2,368	$236,800,000	September 11, 2026
	2	2,675	267,500,000	September 11, 2026
	3	1,277	127,700,000	September 11, 2026
NEA	1	2,190	$219,000,000	June 1, 2040
	2	1,309	130,900,000	December 1, 2040
	3	3,509	350,900,000	March 1, 2040
	4	4,895	489,500,000	September 11, 2026
	5	1,000	100,000,000	October 1, 2046

VRDP Shares include a liquidity feature that allows VRDP shareholders to have their shares purchased by a liquidity provider with whom each Fund has contracted in the event that VRDP Shares are not able to be successfully remarketed. Each Fund is required to redeem any VRDP Shares that are still owned by the liquidity provider after six months of continuous, unsuccessful remarketing. Each Fund pays an annual remarketing fee of 0.10% on the aggregate principal amount of all VRDP Shares outstanding. Each Fund’s VRDP Shares have successfully remarketed since issuance.
Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation preference. In the event that VRDP shares are unable to be successfully remarketed, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the VRDP Shares.
Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of each Fund. Each Fund may also redeem certain of the VRDP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.
The average liquidation preference of VRDP Shares outstanding and annualized dividend rate for each Fund during the current fiscal period were as follows:

	NAD	NEA
Average liquidation preference of VRDP Shares outstanding	$632,000,000	$1,290,300,000
Annualized dividend rate	1.78%	1.71%

For financial reporting purposes, the liquidation preference of VRDP Shares is a liability and is recognized as a component of “Variable Rate Demand Preferred (“VRDP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities, when applicable. Dividends accrued on VRDP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Costs incurred by the Funds in connection with their offerings of VRDP Shares were recorded as a deferred charge, which are amortized over the life of the shares and are recognized as a component of “Variable Rate Demand Preferred (“VRDP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offerings costs” on the Statement of Operations. In addition to interest expense, each Fund also pays a per annum liquidity fee to the liquidity provider, as well as a remarketing fee, which are recognized as “Liquidity fees” and “Remarketing fees,” respectively, on the Statement of Operations.
Preferred Share Transactions
Transactions in preferred shares for the Funds during the Funds’ current and prior fiscal period, where applicable, are noted in the following tables.
Transactions in AMTP Shares for the Funds, where applicable, were as follows:

	Six Months Ended April 30, 2019
NAD	Series	Shares	Amount
AMTP Shares issued	2028	3,370	$337,000,000
	2028-1	2,085	208,500,000
Net increase (decrease)		5,455	$545,500,000

Notes to Financial Statements (Unaudited) (continued)
Transactions in MFP Shares for the Funds, where applicable, were as follows:

	Year Ended October 31, 2018
NAD	Series		Shares	Amount
MFP Shares issued		A	6,070	$607,000,000
	Six Months Ended April 30, 2019
NEA	Series		Shares	Amount
MFP Share issued		D	200,000	$200,000,000
MFP Share redeemed		B	(2,000)	(200,000,000)
Net increase (decrease)			198,000	$—
	Year Ended October 31, 2018
NEA	Series		Shares	Amount
MFP Shares issued		A	1,850	$185,000,000
		B	5,350	535,000,000
		C	2,380	238,000,000
Net increase (decrease)			9,580	$958,000,000

Transactions VMTP Shares for the Funds, where applicable, were as follows:

	Six Months Ended April 30, 2019
NAD	Series	Shares	Amount
VMTP Shares redeemed	2019	(3,370)	$(337,000,000)
	2019-1	(2,085)	(208,500,000)
Net increase (decrease)		(5,455)	$(545,500,000)
	Year Ended October 31, 2018
NAD	Series	Shares	Amount
VMTP Shares redeemed	2018	(4,070)	$(407,000,000)
	Year Ended October 31, 2018
NEA	Series	Shares	Amount
VMTP Shares redeemed	2019	(2,380)	$(238,000,000)
	2018	(5,350)	(535,000,000)
Net increase (decrease)		(7,730)	$(773,000,000)

5. Investment Transactions
Long-term purchases and sales (including maturities) during the current fiscal period were as follows:

	NAD	NEA
Purchases	$209,838,510	$288,486,021
Sales and maturities	229,719,089	320,286,377

6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, and in the case of NEA the AMT applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.
The table below presents the cost and unrealized appreciation (depreciation) of each Fund’s investment portfolio, as determined on a federal income tax basis, as of April 30, 2019.

	NAD	NEA
Tax cost of investments	$4,457,912,261	$5,626,256,345
Gross unrealized:
Appreciation	$369,169,130	$497,746,466
Depreciation	(7,026,153)	(6,572,147)
Net unrealized appreciation (depreciation) of investments	$362,142,977	$491,174,319

Permanent differences, primarily due to federal taxes paid, nondeductible offering costs, expiration of capital loss carryforwards and taxable market discount resulted in reclassifications among the Funds’ components of common share net assets as of October 31, 2018, the Funds’ last tax year end.
The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains as of October 31, 2018, the Funds’ last tax year end, were as follows:

	NAD	NEA
Undistributed net tax-exempt income[1]	$348,904	$1,712,028
Undistributed net ordinary income[2]	562,276	1,519,642
Undistributed net long-term capital gains	—	—

[1]	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on October 1, 2018, and paid on November 1, 2018.
[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended October 31, 2018 was designated for purposes of the dividends paid deduction as follows:

	NAD	NEA
Distributions from net tax-exempt income	$173,386,092	$217,103,284
Distributions from net ordinary income[2]	951,380	1,182,494
Distributions from net long-term capital gains	—	—

[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

As of October 31, 2018, the Funds’ last tax year end, the Funds had unused capital losses carrying forward available for federal income tax purposes to be applied against future capital gains, if any. The capital losses are not subject to expiration.

	NAD[3]	NEA[3]
Not subject to expiration:
Short-term	$26,606,543	$21,964,832
Long-term	13,193,467	32,217,521
Total	$39,800,010	$54,182,353

[3]	A portion of NAD’s and NEA’s capital loss carryforwards are subject to an annual limitation under the Internal Revenue Code and related regulations.

As of October 31, 2018, the Funds’ last tax year end, the Funds’ capital loss carryforwards expired as follows:

	NAD	NEA
Expired capital loss carryforwards	$76,136	$3,341,464

During the Funds’ last tax year ended October 31, 2018, NEA utilized $9,964,617 of its capital loss carryforward.

Notes to Financial Statements (Unaudited) (continued)
7. Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:

Averaged Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	0.4500%
For the next $125 million	0.4375
For the next $250 million	0.4250
For the next $500 million	0.4125
For the next $1 billion	0.4000
For the next $3 billion	0.3750
For managed assets over $5 billion	0.3625

The annual complex-level fee, payable monthly, for each Fund is calculated by multiplying the current complex-wide fee rate, determined according to the following schedule by the Fund’s daily managed assets:

Complex-Level Eligible Asset Breakpoint Level*	Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445

*
For the complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen open-end and closed-end funds that constitute “eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. As of April 30, 2019, the complex-level fee for each Fund was 0.1580%.

Other Transactions with Affiliates
Each Fund is permitted to purchase or sell securities from or to certain other funds managed by the Adviser (“inter-fund trade”) under specified conditions outlined in procedures adopted by the Board. These procedures have been designed to ensure that any inter-fund trade of securities by the Fund from or to another fund that is, or could be, considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each inter-fund trade is effected at the current market price as provided by an independent pricing service. Unsettled inter-fund trades as of the end of the reporting period are recognized as a component of “Receivable for investments sold” and/or “Payable for investments purchased” on the Statement of Assets and Liabilities, when applicable.

During the current fiscal period, the Funds engaged in inter-fund trades pursuant to these procedures as follows:

Inter-Fund Trades	NAD	NEA
Purchases	$2,126,800	$10,351,658
Sales	9,443,930	4,381,871

8. Borrowing Arrangements
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, approximately $2.65 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for various purposes other than leveraging for investment purposes. Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in July 2019 unless extended or renewed.
The credit facility has the following terms: a fee of 0.15% per annum on unused commitment amounts, and interest at a rate equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.00% per annum or (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the Funds utilized this facility. The Funds’ maximum outstanding balance during the utilization period was as follows:

	NAD	NEA
Maximum outstanding balance	$11,764,511	$16,918,764

During the Funds’ utilization periods, during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:

	NAD	NEA
Average daily balance outstanding	$11,764,511	$16,918,764
Average annual interest rate	3.50%	3.50%

Borrowings outstanding as of the end of the reporting period are recognized as “Borrowings” on the Statement of Assets and Liabilities, where applicable.
Inter-Fund Borrowing and Lending
The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund Program”). The closed-end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4) no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.

Notes to Financial Statements (Unaudited) (continued)
The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
During the current reporting period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.
9. New Accounting Pronouncements
Fair Value Measurement: Disclosure Framework
During August 2018, the FASB issued Accounting Standards Update (“ASU”) 2018-13 (“ASU 2018-13”), Fair Value Measurement: Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurements. ASU 2018-13 modifies the disclosures required by Topic 820, Fair Value Measurements. The amendments in ASU 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. During the current reporting period, management early implemented this guidance. This implementation did not have a material impact on the Funds’ financial statements.
10. Subsequent Events
Fund Merger
During May 2019, the Board approved a merger for each Fund included in this report (the “Mergers”). The Mergers are intended to create larger funds with lower operating expenses and increased trading volume on the exchange for common shares. The proposed Mergers are as follows:

Target Funds	Acquiring Funds
Nuveen Texas Quality Municipal Income Fund (NTX)	NAD
Nuveen North Carolina Quality Municipal Income Fund (NNC)	NEA

The Mergers are subject to customary conditions, including shareholder approval at annual shareholder meetings.
Upon the closing of the Mergers, the Target Funds will transfer their assets to the Acquiring Funds in exchange for common and preferred shares of the Acquiring Funds and the assumption by the Acquiring Funds of the liabilities of the Target Funds. The Target Funds will then be liquidated, dissolved and terminated in accordance with their Declaration of Trust. Shareholders of the Target Funds will become shareholders of the Acquiring Funds. Holders of common shares of the Target Funds will receive newly issued common shares of the Acquiring Funds, the aggregate NAV of which is equal to the aggregate NAV of the common shares of the Target Funds held immediately prior to the Mergers (including for this purpose fractional Acquiring Funds shares to which shareholders would be entitled). Holders of preferred shares of the Target Funds will receive on a one-for-one basis newly issued preferred shares of the Acquiring Funds, in exchange for preferred shares of the Target Funds held immediately prior to each Merger.

Additional Fund
Information

Board of Trustees
Margo Cook*	Jack B. Evans	William C. Hunter	Albin F. Moschner	John K. Nelson	Judith M. Stockdale
Carole E. Stone	Terence J. Toth	Margaret L. Wolff	Robert L. Young

* Interested Board Member.

Fund Manager	Custodian	Legal Counsel	Independent Registered		Transfer Agent and
Nuveen Fund Advisors, LLC	State Street Bank	Chapman and Cutler LLP	Public Accounting Firm		Shareholder Services
333 West Wacker Drive	& Trust Company	Chicago, IL 60603	KPMG LLP		Computershare Trust
Chicago, IL 60606	One Lincoln Street		200 East Randolph Street		Company, N.A.
	Boston, MA 02111		Chicago, IL 60601		250 Royall Street
Canton, MA 02021
(800) 257-8787

Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.

Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

CEO Certification Disclosure
Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual. Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Repurchases
Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

	NAD	NEA
Common shares repurchased	—	—

FINRA BrokerCheck
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
•
Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed,” with current holders receiving a formula-based interest rate until the next scheduled auction.

•
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumula- tive performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

•
Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond fund’s value to changes when market interest rates change. Generally, the longer a bond’s or fund’s duration, the more the price of the bond or fund will change as interest rates change.

•
Effective Leverage: Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see leverage) and the leverage effects of certain derivative investments in the fund’s portfolio. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.

•
Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the under- lying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

•	Leverage: Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.

•
NAD and NEA Custom Blended Fund Performance Benchmark: The Fund Performance Benchmark is an unleveraged index consisting of the returns of the S&P Municipal Bond Index prior to 9/12/16 and thereafter the returns of an 80%/20% blend of the S&P Municipal Bond Investment Grade Index and the S&P Municipal Bond High Yield Index, respectively. The S&P Municipal Bond Index is an unmanaged, market value-weighted index designed to measure the performance of tax-exempt municipal bonds. The S&P Municipal Bond Investment Grade Index is an unmanaged, market value-weighted index designed to measure the perform- ance of tax-exempt municipal bonds rated investment grade by Standard & Poor’s, Moody’s and/or Fitch. The S&P Municipal Bond High Yield Index is an unmanaged, market value-weighted index designed to measure the performance of the tax-exempt, high yield municipal bonds. Index returns assume compounding and do not include the effects of any fees or expenses.

•
Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receiv- ables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

•
Pre-Refunding: Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

•
Regulatory Leverage: Regulatory leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set in the Investment Company Act of 1940.

•
S&P Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

•
Total Investment Exposure: Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

•
Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

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Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Automatic Reinvestment Plan
Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares. By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested. It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.
Easy and convenient
To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.
How shares are purchased
The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.
Flexible
You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan. The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.
Call today to start reinvesting distributions
For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Notes

Notes

Notes

Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds

Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com

ESA-B-0419D 863543-INV-B-06/20

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 13. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the  report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen AMT-Free Quality Municipal Income Fund

By (Signature and Title) /s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: July 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer
(principal executive officer)

Date: July 8, 2019

By (Signature and Title) /s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller
(principal financial officer)

Date: July 8, 2019